                                            Registration Statement No. 333-58783
                                                                       811-08867

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                              Post-Effective No. 2

                                       And

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              Post-Effective No. 2


           THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
           ----------------------------------------------------------
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                         -------------------------------
                               (Name of Depositor)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                  ---------------------------------------------
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 277-0111
                                                           --------------

                                ERNEST J. WRIGHT
                         The Travelers Insurance Company
                                One Tower Square
                           Hartford, Connecticut 06183
                           ---------------------------
                     (Name and Address of Agent for Service)



Approximate Date of Proposed Public Offering:


It is proposed that this filing will become effective (check appropriate box):

        immediately upon filing pursuant to paragraph (b) of Rule 485.
----
  X     on May 1, 2000 pursuant to paragraph (b) of Rule 485.
----
        60 days after filing pursuant to paragraph (a)(1) of Rule 485.
----
        on ___________ pursuant to paragraph (a)(1) of Rule 485.
----


If appropriate, check the following box:

_____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      Information Required in a Prospectus

                          TRAVELERS RETIREMENT ACCOUNT
                                   PROSPECTUS


This prospectus describes TRAVELERS RETIREMENT ACCOUNT, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company, depending on the state in which you purchased your contract. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts"). We may issue it as an individual Contract or as a group Contract. In states where only group Contracts are available, you will be issued a certificate summarizing the provisions of the group Contract. For convenience, we refer to Contracts and certificates as "Contracts."


Your contract value will vary daily to reflect the investment experience of the funding options you select. The variable funding options available are:


Capital Appreciation Fund
High Yield Bond Trust
Managed Assets Trust
Money Market Portfolio
AMERICAN ODYSSEY FUNDS, INC.
  Core Equity Fund
  Emerging Opportunities Fund
  Global High-Yield Bond Fund
  Intermediate-Term Bond Fund
  International Equity Fund   Long-Term Bond Fund
DELAWARE GROUP PREMIUM FUND
  REIT Series
  Small Cap Value Series
DREYFUS VARIABLE INVESTMENT FUND
  Appreciation Portfolio(1)
  Small Cap Portfolio
GREENWICH STREET SERIES FUND
  Equity Index Portfolio -- Class II Shares
JANUS ASPEN SERIES
  Worldwide Growth Portfolio -- Service      Shares
THE MONTGOMERY FUNDS III
  Montgomery Variable Series: Growth Fund
OCC ACCUMULATION TRUST
  Equity Portfolio
SALOMON BROTHERS VARIABLE SERIES FUND INC.
  Capital Fund
  Investors Fund
  Total Return Fund
STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Schafer Value Fund II
TRAVELERS SERIES FUND INC.
  Alliance Growth Portfolio
  MFS Total Return Portfolio
  Putnam Diversified Income Portfolio
  Smith Barney High Income Portfolio
  Smith Barney International Equity Portfolio
  Smith Barney Large Capitalization Growth   Portfolio
THE TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock Portfolio
  Disciplined Small Cap Stock Portfolio
  Equity Income Portfolio
  Federated Stock Portfolio
  Large Cap Portfolio
  Lazard International Stock Portfolio
  MFS Mid Cap Growth Portfolio
  MFS Research Portfolio
  Social Awareness Stock Portfolio
  Strategic Stock Portfolio
  Travelers Quality Bond Portfolio
  U.S. Government Securities Portfolio
  Utilities Portfolio
VARIABLE INSURANCE PRODUCTS FUND II (FIDELITY)
  Asset Manager Portfolio -- Service      Class 2
WARBURG PINCUS TRUST
  Emerging Markets Portfolio


---------------
(1) Formerly Capital Appreciation Portfolio

THE CONTRACT AND/OR SOME OF THE FUNDING OPTIONS MAY NOT BE AVAILABLE IN ALL STATES. THIS PROSPECTUS IS ONLY VALID WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE VARIABLE FUNDING OPTIONS. READ AND RETAIN THEM FOR FUTURE REFERENCE.


This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about The Travelers Separate Account Five for Variable Annuities or the Travelers Separate Account Six for Variable Annuities by requesting a Statement of Additional Information ("SAI") dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference to this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, CT 06183-8130, call 1-800-842-9406, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS ACCOMPANIED BY A COPY EACH OF THE TRAVELERS INSURANCE COMPANY'S AND THE TRAVELERS LIFE AND ANNUITY COMPANY'S LATEST ANNUAL REPORTS ON FORM 10-K FOR THE PERIOD ENDED DECEMBER 31, 1999. VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED MAY 1, 2000

                               TABLE OF CONTENTS

Index of Special Terms................      2
Summary...............................      3
Fee Table.............................      6
Condensed Financial Information.......     13
The Annuity Contract..................     13
  Contract Owner Inquiries............     13
  Purchase Payments...................     13
  Conservation Credit.................     13
  Accumulation Units..................     13
  The Funding Options.................     14
Charges and Deductions................     18
  General.............................     18
  Withdrawal Charge...................     18
  Free Withdrawal Allowance...........     19
  Premium Tax.........................     19
  Mortality and Expense Risk Charge...     19
  Funding Option Expenses.............     20
  Floor Benefit/Liquidity Benefit.....     20
  CHART Asset Allocation Program
     Charges..........................     20
  Changes in Taxes Based Upon Premium
     or Value.........................     20
Transfers.............................     20
  Dollar Cost Averaging...............     20
  Asset Allocation Advice.............     21
Access to Your Money..................     21
  Systematic Withdrawals..............     21
  Managed Distribution Program........     21
Ownership Provisions..................     22
  Types of Ownership..................     22
     Contract Owner...................     22
     Annuitant........................     22
     Beneficiary......................     22
Death Benefit.........................     22
  Death Benefit Proceeds Prior to
     Maturity Date....................     22
  Death Proceeds After the Maturity
     Date.............................     23
  Payment of Proceeds.................     24
The Annuity Period....................     24
  Maturity Date.......................     24
  Liquidity Benefit...................     24
  Allocation of Annuity...............     25
  Variable Annuity....................     25
  Fixed Annuity.......................     25
Payment Options.......................     26
  Election of Options.................     26
  Variable Annuitization Floor
     Benefit..........................     26
  Annuity Options.....................     26
Miscellaneous Contract Provisions.....     27
  Right to Return.....................     27
  Termination.........................     27
  Required Reports....................     28
  Suspension of Payments..............     28
  Transfers of Contract Values to
     other Annuities..................     28
The Separate Accounts.................     28
  Performance Information.............     28
Federal Tax Considerations............     29
  General Taxation of Annuities.......     29
  Qualified Annuity Contracts.........     29
  Penalty Tax for Premature
     Distributions....................     30
  Taxation of Surrenders Under
     Liquidity Feature................     30
  Diversification Requirements of
     Variable Annuities...............     30
  Ownership of the Investments........     30
  Mandatory Distributions for
     Qualified Plans..................     30
  Taxation of Death Benefit
     Proceeds.........................     31
Available Information.................     31
Incorporation of Certain Documents By
  Reference...........................     31
Other Information.....................     32
  The Insurance Companies.............     32
  Financial Statements................     32
  IMSA................................     32
  Distribution of Variable Annuity
     Contracts........................     32
  Conformity with State and Federal
     Laws.............................     32
  Voting Rights.......................     33
  Contract Modification...............     33
  Legal Proceedings and Opinions......     33
APPENDIX A: Condensed Financial
Information of The Travelers Insurance
  Company: Separate Account Five......    A-1
APPENDIX B: Condensed Financial
  Information of The Travelers Life
  and Annuity Company: Separate
  Account Six.........................    B-1
APPENDIX C: Nursing Home
  Confinement.........................    C-1
APPENDIX D: Market Value Adjustment...    D-1
APPENDIX E: Contents of the Statement
  of Additional Information...........    E-1
Financial Statements

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Period...................     13
Annuitant.............................     22
Annuitization Credit..................     25
Annuity Payments......................     13
Annuity Unit..........................     14
Cash Surrender Value..................     21
Certificate...........................      4
Conservation Credit...................     13
Contract Date.........................     13
Contract Owner........................     22
Contract Value........................     13
Contract Year.........................     13
Death Report Date.....................     23
Funding Option(s).....................     14
Maturity Date.........................     13
Participant...........................      4
Purchase Payment......................     13
Underlying Fund.......................     14
Written Request.......................     13

                                    SUMMARY:
                          TRAVELERS RETIREMENT ACCOUNT

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us") depending on where you purchase your Contract. Each company sponsors its own Separate Account, both of which are described later in this prospectus. The Travelers Insurance Company sponsors the Travelers Separate Account Five for Variable Annuities ("Separate Account Five"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Six for Variable Annuities ("Separate Account Six"). When we refer to the Separate Account, we are referring to either Separate Account Five or Separate Account Six, depending upon your issuing company. Your issuing company is The Travelers Life and Annuity Company unless you purchased your contract in the locations listed below, which contracts are issued by The Travelers Insurance Company.

Bahamas
British Virgin Islands
Guam
New Hampshire
New Jersey
New York
U.S. Virgin Islands

You may also refer to the cover page of your Contract for the name of your issuing company. You may only purchase a Contract where the Contract has been approved for sale. This Contract may not currently be available for sale in all locations.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by the Company is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options. Depending on market conditions, you may gain or lose money in any of these options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

Once you choose one of the annuity options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. The dollar amount of your payments may increase or decrease.

In addition, depending on which annuity option you select, and depending on market conditions, there are several other options and features available upon annuitization. These include an annuitization credit, a variable annuitization floor benefit, a liquidity benefit and an increasing benefit option. Please refer to your Contract and the prospectus for further details.


WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement plans (which include contracts qualifying under Section 401(a), 403(b), 408 or 457 of the Internal Revenue Code (the "Code"). Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing the Contract for its Death Benefit, Annuity Option Benefits or other non-tax related benefits.

You may purchase the Contract with an initial payment of at least $20,000. You may make additional payments of at least $5,000 any time during the accumulation phase.

We may add a conservation credit to funds received as purchase payments if such funds originated from another Contract issued by Our affiliates or Us. If applied, we will determine the amount of this credit.

If you select the Optional Death Benefit, we will add a credit to each purchase payment equal to 2% of that purchase payment. These credits are applied pro rata to the same funding options to which your purchase payment was applied.

WHO IS THE CONTRACT ISSUED TO? If you purchase an individual contract, you are the contract owner. If a group contract is purchased, we issue certificates to the individual participants. Where we refer to "you," we are referring to the individual contract owner, or the group participant, as applicable. We refer to both contracts and certificates as "contracts." If a group unallocated contract is purchased, we issue only the contract. Where we refer to "you," we are referring to the group participant.

We issue group contracts in connection with retirement plans. Depending on your retirement plan, certain features and/or funding options described in this prospectus may not be available to you. Your retirement plan provisions supercede the prospectus. If you have any questions about your specific retirement plan, contact your plan administrators.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you receive a full refund of the cash value (including charges). Where state law requires a longer right to return (free look), or the return of the purchase payments, we will comply. You bear the investment risk during the free look period; therefore, the cash value returned to you may be greater or less than your purchase payment. The cash value will be determined as of the close of business on the day we receive a written request for a refund. If the Contract is purchased as an Individual Retirement Annuity (IRA), and is returned within the first seven days after contract delivery, your full purchase payment will be refunded. During the remainder of the IRA free look period, the cash value (including charges) will be refunded. The cash value will be determined as of the close of business on the day we receive a written request for a refund.

WHAT TYPES OF INVESTMENT OPTIONS ARE AVAILABLE? You can direct your money into any or all of the funding options shown on the cover page. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options.

The value of the Contract will vary depending upon the investment performance of the funding options you choose. Past performance is not a guarantee of future results. Standard and nonstandard performance is shown in the Statement of Additional Information that you may request free of charge.

You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For the Standard Death Benefit, the annual insurance charge is 0.80% of the amounts you direct to the funding options. For the Optional Death Benefit and Credit option, the annual insurance charge is 1.25%. Each funding option also charges for management and other expenses. Please refer to the Fee Table for more information about the charges.

A withdrawal charge will apply to withdrawals from the Contract, and is calculated as a percentage of the purchase payments. The maximum percentage is 5%, gradually decreasing to 0% in year 6 and later.

If the Variable Annuitization Floor Benefit is selected, there is a Floor Benefit charge assessed. This charge will vary based upon market conditions, and will be set at the time you choose this option. Once established, this charge will remain the same throughout the term of the annuitization.

HOW WILL MY CONTRIBUTIONS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments.

If you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

During the annuity period, if you have elected the optional Variable Annuity Floor Option and take a surrender, there will be tax implications. Consult your tax advisor.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The person you have chosen as your beneficiary will receive a death benefit upon the death of the owner before the maturity date. You may select either the Standard Death Benefit or the Optional Death Benefit and Credit at the time of purchase. The death benefit paid depends on your age at the time of your death. The death benefit is calculated as of the close of the business day on which the Home Office receives due proof of death and written distribution instructions.

Any amount paid will be reduced by any applicable premium tax, or surrenders not previously deducted. Certain states may have varying age requirements. Please refer to the Death Benefit section of the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - ASSET ALLOCATION ADVICE. If allowed, you may elect to enter into a separate advisory agreement with Copeland Financial Services LLC ("Copeland"), an affiliate of the Company, for the purpose of receiving asset allocation advice under Copeland's CHART Program. The CHART Program allocates all purchase payments among the American Odyssey Funds. The CHART Program and applicable fees are fully described in a separate disclosure statement.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

                                   FEE TABLE
--------------------------------------------------------------------------------
CONTRACT CHARGES AND EXPENSES:
WITHDRAWAL CHARGE (as a percentage of the purchase payments withdrawn)

                  YEARS SINCE PURCHASE                      WITHDRAWAL
                      PAYMENT MADE                            CHARGE
                       1 or less                              5%
                           2                                  4%
                           3                                  3%
                           4                                  2%
                           5                                  1%
                      6 and later                             0%

During the annuity period, if you have elected the Liquidity Benefit, a surrender charge of 5% of the amount withdrawn will be assessed. See "Liquidity Benefit."

ANNUAL SEPARATE ACCOUNT CHARGES:
  (as a percentage of the average daily net assets of the Separate Account)

                                                                STANDARD        ENHANCED
                                                              DEATH BENEFIT   DEATH BENEFIT
       Mortality & Expense Risk Charge......................   0.80%            1.25%
       Administrative Expense Charge........................    None             None
                                                                  ----           -------
          Total Separate Account Charges....................   0.80%            1.25%

During the annuity period, if you have elected the Floor Benefit, a total annual separate account charge of up to 3.80% or 4.25% may apply. See "Floor Benefit Charge."

FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the funding option as of December 31, 1999, unless otherwise noted.)

Each of the American Odyssey Funds is listed twice, once with the optional CHART asset allocation fee of .80% reflected and once without the optional asset allocation fee.


                                                                                        TOTAL ANNUAL
                                                                          OTHER          OPERATING
                                             MANAGEMENT FEE              EXPENSES         EXPENSES
                                             (AFTER EXPENSE   12B-1   (AFTER EXPENSE   (AFTER EXPENSE
             UNDERLYING FUNDS:               REIMBURSEMENT)   FEES    REIMBURSEMENT)   REIMBURSEMENT)
-----------------------------------------------------------------------------------------------------
Capital Appreciation Fund..................      0.75%                     0.08%            0.83%
High Yield Bond Trust......................      0.50%                     0.31%            0.81%
Managed Assets Trust.......................      0.50%                     0.10%            0.60%
Money Market Portfolio.....................      0.32%                     0.08%            0.40%(1)
AMERICAN ODYSSEY FUNDS, INC.
     Core Equity Fund......................      0.56%                     0.08%            0.64%
     Emerging Opportunities Fund...........      0.75%                     0.12%            0.87%
     Global High-Yield Bond Fund...........      0.67%                     0.16%            0.83%
     Intermediate-Term Bond Fund...........      0.49%                     0.10%            0.59%
     International Equity Fund.............      0.59%                     0.13%            0.72%
     Long-Term Bond Fund...................      0.50%                     0.10%            0.60%
AMERICAN ODYSSEY FUNDS, INC.*
     Core Equity Fund......................      0.56%                     0.88%            1.44%
     Emerging Opportunities Fund...........      0.75%                     0.92%            1.67%
     Global High-Yield Bond Fund...........      0.67%                     0.96%            1.63%
     Intermediate-Term Bond Fund...........      0.49%                     0.90%            1.39%
     International Equity Fund.............      0.59%                     0.93%            1.52%
     Long-Term Bond Fund...................      0.50%                     0.90%            1.40%
DELAWARE GROUP PREMIUM FUND
     REIT Series...........................      0.64%                     0.21%            0.85%(2)
     Small Cap Value Series................      0.75%                     0.10%            0.85%

                                                                                        TOTAL ANNUAL
                                                                          OTHER          OPERATING
                                             MANAGEMENT FEE              EXPENSES         EXPENSES
                                             (AFTER EXPENSE   12B-1   (AFTER EXPENSE   (AFTER EXPENSE
             UNDERLYING FUNDS:               REIMBURSEMENT)   FEES    REIMBURSEMENT)   REIMBURSEMENT)
-----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
     Appreciation Portfolio(3).............      0.75%                     0.03%            0.78%
     Small Cap Portfolio...................      0.75%                     0.03%            0.78%
GREENWICH STREET SERIES FUND
     Equity Index Portfolio -- Class II
       Shares..............................      0.21%        0.25%        0.05%            0.51%(4)
JANUS ASPEN SERIES
     Worldwide Growth Portfolio -- Service
       Shares..............................      0.65%        0.25%        0.05%            0.95%(5)
THE MONTGOMERY FUNDS III
     Montgomery Variable Series: Growth
       Fund................................      0.52%                     0.73%            1.25%(6)
OCC ACCUMULATION TRUST
     Equity Portfolio......................      0.80%                     0.11%            0.91%
SALOMON BROTHERS VARIABLE SERIES FUND INC.
     Capital Fund..........................      0.00%                     1.00%            1.00%(7)
     Investors Fund........................      0.53%                     0.45%            0.98%(7)
     Total Return Fund.....................      0.15%                     0.85%            1.00%(7)
STRONG VARIABLE INSURANCE FUNDS, INC.
     Strong Schafer Value Fund II..........      1.00%                     0.20%            1.20%(8)
TRAVELERS SERIES FUND INC.
     Alliance Growth Portfolio.............      0.80%                     0.02%            0.82%(9)
     MFS Total Return Portfolio............      0.80%                     0.04%            0.84%(9)
     Putnam Diversified Income Portfolio...      0.75%                     0.08%            0.83%(9)
     Smith Barney High Income Portfolio....      0.60%                     0.06%            0.66%(9)
     Smith Barney International Equity
       Portfolio...........................      0.90%                     0.10%            1.00%(9)
     Smith Barney Large Capitalization
       Growth Portfolio....................      0.75%                     0.11%            0.86%(9)
THE TRAVELERS SERIES TRUST
     Disciplined Mid Cap Stock Portfolio...      0.70%                     0.25%            0.95%(10)
     Disciplined Small Cap Stock
       Portfolio...........................      0.80%                     0.20%            1.00%(11)
     Equity Income Portfolio...............      0.75%                     0.13%            0.88%
     Federated Stock Portfolio.............      0.63%                     0.19%            0.82%
     Large Cap Portfolio...................      0.75%                     0.12%            0.87%
     Lazard International Stock
       Portfolio...........................      0.83%                     0.23%            1.06%
     MFS Mid Cap Growth Portfolio..........      0.80%                     0.20%            1.00%(11)
     MFS Research Portfolio................      0.80%                     0.19%            0.99%
     Social Awareness Stock Portfolio......      0.64%                     0.16%            0.80%
     Strategic Stock Portfolio.............      0.60%                     0.30%            0.90%(11)
     Travelers Quality Bond Portfolio......      0.32%                     0.22%            0.54%
     U.S. Government Securities
       Portfolio...........................      0.32%                     0.16%            0.48%
     Utilities Portfolio...................      0.65%                     0.23%            0.88%
VARIABLE INSURANCE PRODUCTS II
     Asset Manager Portfolio -- Service
       Class 2.............................      0.53%        0.25%        0.10%            0.88%(12)
WARBURG PINCUS TRUST
     Emerging Markets Portfolio............      0.00%                     1.40%            1.40%(13)

* Includes CHART asset allocation fee of 0.80%.

NOTES:
The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear, directly or indirectly. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.

 (1) Other Expenses have been restated to reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Portfolio for the amount by which its aggregate expenses (including the management fee, but excluding brokerage commissions, interest charges and taxes) exceeds 0.40%. Without such arrangement, Total Expenses would have been 0.50% for the MONEY MARKET PORTFOLIO.

 (2) The investment adviser for the REIT SERIES is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31,2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such and arrangement, Total Annual Operating Expenses for the fund would have been 0.96%.

 (3) Formerly Capital Appreciation Portfolio.

 (4) The Portfolio Management Fee for EQUITY INDEX PORTFOLIO -- CLASS II includes 0.06% for fund administration and a distribution plan or "Rule 12b-1 plan". Fees for Class II reflect the period from 3/22/99 (inception date) to 12/31/99. On March 22, 1999, the fund adopted its current fee structure.

 (5) Expenses are based on the estimated expenses that the new Service Shares Class expects to incur in its initial fiscal year. All expenses are shown without the effect of offset arrangements.

 (6) The investment manager of the MONTGOMERY VARIABLE SERIES: GROWTH FUND has agreed to reduce some or all of its management fees if necessary to keep Total Annual Operating Expenses, expressed on an annualized basis, at or below one and one quarter percent (1.25%) of its average net assets. Absent this waiver of fees, the Portfolio's Total Annual Operating Expenses would equal 2.25%.

 (7) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 1999. If such fees were not waived or expenses reimbursed, the Management Fee, Other Expenses, and Total Annual Operating Expenses would have been as follows: 0.70%, 0.45% and 1.15% respectively for the INVESTORS FUND; 0.85%, 1.14%, and 1.99% respectively for the CAPITAL FUND; and 0.80%, 0.85%, and 1.65% respectively for the TOTAL RETURN FUND.

 (8) The Adviser for STRONG SCHAFER VALUE FUND II has voluntarily agreed to cap the Total Annual Operating Expenses at 1.20%. The adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion without further notification. Absent the waiver of fees, the Total Annual Operating Expenses would be 1.57%.

 (9) Expenses are as of October 31, 1999 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1999.

(10) Other Expenses reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Portfolio for the amount by which its aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 0.95%. Without such arrangements, the Total Annual Operating Expenses for the Portfolio would have been 0.99% for the DISCIPLINED MID CAP STOCK PORTFOLIO.

(11) Travelers Insurance Company has agreed to reimburse the STRATEGIC STOCK PORTFOLIO, the DISCIPLINED SMALL CAP STOCK PORTFOLIO, and the MFS MID CAP GROWTH PORTFOLIO for expenses for the period ended December 31, 1999 which exceeded 0.90%, 1.00% and 1.00% respectively. Without such arrangements, the actual annualized Total Annual Operating Expenses would have been 0.99%, 1.49%, and 1.07% respectively.

(12) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. Without these reductions, the Total Annual Operating Expenses presented in the table would have been 0.89% for ASSET MANAGER PORTFOLIO -- SERVICE CLASS 2. Service Class 2 expenses are based on estimated expenses for the first year.

(13) Fee waivers, expense reimbursements, or expense credits reduced expenses for the WARBURG PINCUS EMERGING MARKETS PORTFOLIO during 1999, but this may be discontinued at any time. Without such arrangements, the Portfolio's Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 1.88% and 3.13%, respectively. The Portfolio's other expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 1999, net of any fee waivers or expense reimbursements.

EXAMPLE*: STANDARD DEATH BENEFIT


Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

--------------------------------------------------------------------------------------------------------------------
                                         IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                               END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                       -------------------------------------   -------------------------------------
     UNDERLYING FUNDING OPTIONS        1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund............    67        81        99        193       17        51        89        193
High Yield Bond Trust................    66        81        98        191       16        51        88        191
Managed Assets Trust.................    64        74        87        168       14        44        77        168
Money Market Portfolio...............    62        68        76        146       12        38        66        146
AMERICAN ODYSSEY FUNDS, INC.(1)
    Core Equity Fund.................    65        76        89        172       15        46        79        172
    Emerging Opportunities Fund......    67        83       101        198       17        53        91        198
    Global High-Yield Bond Fund......    67        81        99        193       17        51        89        193
    Intermediate-Term Bond Fund......    64        74        86        167       14        44        76        167
    International Equity Fund........    65        78        93        181       15        48        83        181
    Long-Term Bond Fund..............    64        74        87        168       14        44        77        168
AMERICAN ODYSSEY FUNDS, INC.(2)
    Core Equity Fund.................    73       100       130        257       23        70       120        257
    Emerging Opportunities Fund......    75       107       142        281       25        77       132        281
    Global High-Yield Bond Fund......    75       106       140        277       25        76       130        277
    Intermediate-Term Bond Fund......    72        99       127        252       22        69       117        252
    International Equity Fund........    74       102       134        266       24        72       124        266
    Long-Term Bond Fund..............    72        99       128        253       22        69       118        253
DELAWARE GROUP PREMIUM FUND
    REIT Series......................    67        82       100        195       17        52        90        195
    Small Cap Value Series...........    67        82       100        195       17        52        90        195
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio...........    66        80        96        188       16        50        86        188
    Small Cap Portfolio..............    66        80        96        188       16        50        86        188
JANUS ASPEN SERIES
    Worldwide Growth Portfolio --
      Service Shares.................    65        77        92        179       15        47        82        179
GREENWICH STREET SERIES FUND
    Equity Index Portfolio -- Class
      II Shares......................    63        72        82        158       13        42        72        158
THE MONTGOMERY FUNDS III
    Montgomery Variable Series:
      Growth Fund....................    71        94       120        238       21        64       110        238
OCC ACCUMULATION TRUST
    Equity Portfolio.................    67        84       103        202       17        54        93        202
SALOMON BROTHERS VARIABLE SERIES FUND
  INC.
    Capital Fund.....................    68        87       107        212       18        57        97        212
    Investors Fund...................    68        86       106        209       18        56        96        209
    Total Return Fund................    68        87       107        212       18        57        97        212
STRONG VARIABLE INSURANCE FUNDS, INC.
    Strong Schafer Value Fund II.....    70        93       118        233       20        63       108        233
TRAVELERS SERIES FUND INC.
    Alliance Growth Portfolio........    66        81        98        192       16        51        88        192
    MFS Total Return Portfolio.......    67        82        99        194       17        52        89        194
    Putnam Diversified Income
      Portfolio......................    67        81        99        193       17        51        89        193
    Smith Barney High Income
      Portfolio......................    65        76        90        175       15        46        80        175
    Smith Barney International Equity
      Portfolio......................    68        87       107        212       18        57        97        212
    Smith Barney Large Capitalization
      Growth Portfolio...............    67        82       100        197       17        52        90        197

--------------------------------------------------------------------------------------------------------------------
                                         IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                               END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                       -------------------------------------   -------------------------------------
     UNDERLYING FUNDING OPTIONS        1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST
    Disciplined Mid Cap Stock
      Portfolio......................    68        85       105        206       18        55        95        206
    Disciplined Small Cap Stock
      Portfolio......................    68        87       107        212       18        57        97        212
    Equity Income Portfolio..........    67        83       101        199       17        53        91        199
    Federated Stock Portfolio........    66        81        98        192       16        51        88        192
    Large Cap Portfolio..............    67        83       101        198       17        53        91        198
    Lazard International Stock
      Portfolio......................    69        88       111        218       19        58       101        218
    MFS Mid Cap Growth Portfolio.....    68        87       107        212       18        57        97        212
    MFS Research Portfolio...........    68        86       107        211       18        56        97        211
    Social Awareness Stock
      Portfolio......................    66        81        97        190       16        51        87        190
    Strategic Stock Portfolio........    67        84       102        201       17        54        92        201
    Travelers Quality Bond
      Portfolio......................    64        72        83        161       14        42        73        161
    U.S. Government Securities
      Portfolio......................    63        71        80        155       13        41        70        155
    Utilities Portfolio..............    67        83       101        199       17        53        91        199
VARIABLE INSURANCE PRODUCTS FUND II
    Asset Manager
      Portfolio -- Service Class 2...    65        75        88        171       15        45        78        171
WARBURG PINCUS TRUST
    Emerging Markets Portfolio.......    72        99       128        253       22        69       118        253

 * THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1) Reflects expenses that would be incurred for those Contract Owners who DO NOT participate in the CHART Asset Allocation program.

(2) Reflects expenses that would be incurred for those Contract Owners who DO participate in the CHART Asset Allocation program.

EXAMPLE*: OPTIONAL DEATH BENEFIT


Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

--------------------------------------------------------------------------------------------------------------------
                                         IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                               END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                       -------------------------------------   -------------------------------------
     UNDERLYING FUNDING OPTIONS        1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund............    71        95       122        241       21        65       112        241
High Yield Bond Trust................    71        95       121        239       21        65       111        239
Managed Assets Trust.................    69        88       110        217       19        58       100        217
Money Market Portfolio...............    67        82       100        196       17        52        90        196
AMERICAN ODYSSEY FUNDS, INC.(1)
    Core Equity Fund.................    69        89       112        221       19        59       102        221
    Emerging Opportunities Fund......    72        96       124        245       22        66       114        245
    Global High-Yield Bond Fund......    71        95       122        241       21        65       112        241
    Intermediate-Term Bond Fund......    69        88       110        216       19        58       100        216
    International Equity Fund........    70        92       116        230       20        62       106        230
    Long-Term Bond Fund..............    69        88       110        217       19        58       100        217
AMERICAN ODYSSEY FUNDS, INC.(2)
    Core Equity Fund.................    77       114       152        302       27        84       142        302
    Emerging Opportunities Fund......    80       120       164        324       30        90       154        324
    Global High-Yield Bond Fund......    79       119       162        320       29        89       152        320
    Intermediate-Term Bond Fund......    77       112       150        297       27        82       140        297
    International Equity Fund........    78       116       156        310       28        86       146        310
    Long-Term Bond Fund..............    77       112       151        298       27        82       141        298
DELAWARE GROUP PREMIUM FUND.
    REIT Series......................    71        96       123        243       21        66       113        243
    Small Cap Value Series...........    71        96       123        243       21        66       113        243
DREYFUS VARIABLE INVESTMENT FUND
    Capital Appreciation Portfolio...    71        94       119        236       21        64       109        236
    Small Cap Portfolio..............    71        94       119        236       21        64       109        236
GREENWICH STREET SERIES FUND
    Equity Index Portfolio -- Class
      II Shares......................    68        85       105        207       18        55        95        207
JANUS ASPEN SERIES
    Worldwide Growth Portfolio.......    70        91       115        227       20        61       105        227
THE MONTGOMERY FUNDS III
    Montgomery Variable Series:
      Growth Fund....................    75       108       143        284       25        78       133        284
OCC ACCUMULATION TRUST
    Equity Portfolio.................    72        98       126        249       22        68       116        249
SALOMON BROTHERS VARIABLE SERIES FUND
  INC.
    Capital Fund.....................    73       100       130        258       23        70       120        258
    Investors Fund...................    73       100       129        256       23        70       119        256
    Total Return Fund................    73       100       130        258       23        70       120        258
STRONG VARIABLE INSURANCE FUNDS, INC.
    Strong Schafer Value Fund II.....    75       106       141        279       25        76       131        279
TRAVELERS SERIES FUND INC.
    Alliance Growth Portfolio........    71        95       121        240       21        65       111        240
    MFS Total Return Portfolio.......    71        95       122        242       21        65       112        242
    Putnam Diversified Income
      Portfolio......................    71        95       122        241       21        65       112        241
    Smith Barney High Income
      Portfolio......................    69        90       113        223       19        60       103        223
    Smith Barney International Equity
      Portfolio......................    73       100       130        258       23        70       120        258
    Smith Barney Large Capitalization
      Growth Portfolio...............    71        96       123        244       21        66       113        244

--------------------------------------------------------------------------------------------------------------------
                                         IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                               END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                       -------------------------------------   -------------------------------------
     UNDERLYING FUNDING OPTIONS        1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST
    Disciplined Mid Cap Stock
      Portfolio......................    72        99       128        253       22        69       118        253
    Disciplined Small Cap Stock
      Portfolio......................    73       100       130        258       23        70       120        258
    Equity Income Portfolio..........    72        97       124        246       22        67       114        246
    Federated Stock Portfolio........    71        95       121        240       21        65       111        240
    Large Cap Portfolio..............    72        96       124        245       22        66       114        245
    Lazard International Stock
      Portfolio......................    73       102       134        265       23        72       124        265
    MFS Mid Cap Growth Portfolio.....    73       100       130        258       23        70       120        258
    MFS Research Portfolio...........    73       100       130        257       23        70       120        257
    Social Awareness Stock
      Portfolio......................    71        94       120        238       21        64       110        238
    Strategic Stock Portfolio........    72        97       125        248       22        67       115        248
    Travelers Quality Bond
      Portfolio......................    68        86       107        211       18        56        97        211
    U.S. Government Securities
      Portfolio......................    68        85       104        204       18        55        94        204
    Utilities Portfolio..............    72        97       124        246       22        67       114        246
VARIABLE INSURANCE PRODUCTS FUND II
Asset Manager Portfolio -- Service
  Class II...........................    69        89       112        220       19        59       102        220
WARBURG PINCUS TRUST
    Emerging Markets Portfolio.......    77       112       151        298       27        82       141        298

 * THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1) Reflects expenses that would be incurred for those Contract Owners who DO NOT participate in the CHART Asset Allocation program.

(2) Reflects expenses that would be incurred for those Contract Owners who DO participate in the CHART Asset Allocation program.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Retirement Account Annuity is a contract between the contract owner ("you"), and the Company. You make purchase payments to us and we credit them to your Contract. The Company promises to pay you an income, in the form of annuity payments, beginning on a future date that you choose, the maturity date. The purchase payments and any applicable credits accumulate tax deferred in the funding options of your choice. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payment plus any applicable credits, plus or minus any investment experience or interest. The contract value also reflects all surrenders made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to the Company's Home Office at 1-800-842-9406.

PURCHASE PAYMENTS

The initial purchase payment must be at least $20,000. You may make additional payments of at least $5,000 at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made with our prior consent.

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. Subsequent purchase payments will be credited to a Contract on the same business day, if received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open. Our business day ends at 4:00 p.m. Eastern time unless we need to close earlier due to an emergency.

If the Optional Death Benefit is selected, we will add a credit to your Contract with each purchase payment. Each credit is added to the contract value when the applicable purchase payment is applied, and will equal 2% of each purchase payment. These credits are applied pro rata to the same funding options to which your purchase payment was applied.

CONSERVATION CREDIT

If you are purchasing this Contract with funds from another contract issued by Us or Our affiliates, you may receive a conservation credit to your purchase payments. If applied, we will determine the amount of such credit.

ACCUMULATION UNITS

The period between the contract effective date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS

You choose which of the following variable funding options to have your purchase payments allocated to. These funding options are subsections of the Separate Account, which invest in the underlying mutual funds ("underlying funds"). You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. You are not investing directly in the underlying fund. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

If any of the funding options become unavailable for allocating purchase payments, or if we believe that further investment in a funding option is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:


        INVESTMENT OPTIONS                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund            Seeks growth of capital through the use of     Travelers Asset Management
                                     common stocks. Income is not an objective.     International Company LLC
                                     The Fund invests principally in common stocks  ("TAMIC")
                                     of small to large companies which are          Subadviser: Janus Capital Corp.
                                     expected to experience wide fluctuations in
                                     price both in rising and declining markets.
High Yield Bond Trust*               Seeks generous income. The assets of the High  TAMIC
                                     Yield Bond Trust will be invested in bonds
                                     which, as a class, sell at discounts from par
                                     value and are typically high risk securities.
Managed Assets Trust**               Seeks high total investment return through a   TAMIC
                                     fully managed investment policy in a           Subadviser: Travelers
                                     portfolio of equity, debt and convertible      Investment Management Company
                                     securities.                                    ("TIMCO")
Money Market Portfolio               Seeks high current income from short-term      TAMIC
                                     money market instruments while preserving
                                     capital and maintaining a high degree of
                                     liquidity.
AMERICAN ODYSSEY FUNDS, INC.
  Core Equity Fund                   Seeks maximum long-term total return by        American Odyssey Funds
                                     investing primarily in common stocks of well-  Management, Inc.
                                     established companies.                         Subadvisers: Equinox
                                                                                    Capital Management, L.L.C.;
                                                                                    Putnam Investment Management
                                                                                    Inc.; and State Street Global
                                                                                    Advisors
  Emerging Opportunities Fund        Seeks maximum long-term total return by        American Odyssey Funds
                                     investing primarily in common stocks of        Management, Inc.
                                     small, rapidly growing companies.              Subadviser: Cowen Asset
                                                                                    Management; Chartwell
                                                                                    Investment Partners; and State
                                                                                    Street Global Advisors
  Global High-Yield Bond Fund*(1)    Seeks maximum long-term total return (capital  American Odyssey Funds
                                     appreciation and income) by investing          Management, Inc.
                                     primarily in high-yield debt securities from   Subadviser: Credit Suisse Asset
                                     the United States and abroad.                  Management

        INVESTMENT OPTIONS                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------------------------------------------------------------------------------------
AMERICAN ODYSSEY FUNDS, INC.
(CONT.)
  Intermediate-Term Bond Fund*       Seeks maximum long-term total return by        American Odyssey Funds
                                     investing primarily in intermediate-term       Management, Inc.
                                     corporate debt securities, U.S. government     Subadviser: TAMIC
                                     securities, mortgage-related securities and
                                     asset-backed securities, as well as money
                                     market instruments.
  International Equity Fund          Seeks maximum long-term total return by        American Odyssey Funds
                                     investing primarily in common stocks of        Management, Inc.
                                     established non-U.S. companies.                Subadviser: Bank of Ireland
                                                                                    Asset Management (U.S.) Limited
  Long-Term Bond Fund*               Seeks maximum long-term total return by        American Odyssey Funds
                                     investing primarily in long-term corporate     Management, Inc.
                                     debt securities, U.S. government securities,   Subadviser: Western Asset
                                     mortgage-related securities, and asset-backed  Management Company securities, as well as money market
                                     instruments.
DELAWARE GROUP PREMIUM
FUND
  REIT Series                        Seeks maximum long-term total return by        Delaware Management Company,
                                     investing in securities of companies           Inc.
                                     primarily engaged in the real estate           Subadviser: Lincoln Investment
                                     industry. Capital appreciation is a secondary  Management, Inc.
                                     objective.
  Small Cap Value Series             Seeks capital appreciation by investing in     Delaware Management Company,
                                     small to mid-cap common stocks whose market    Inc.
                                     value appears low relative to their            Subadviser: Lincoln Investment
                                     underlying value or future earnings and        Management, Inc.
                                     growth potential Emphasis will also be placed
                                     on securities of companies that may be
                                     temporarily out of favor or whose value is
                                     not yet recognized by the market.
DREYFUS VARIABLE
INVESTMENT FUND
  Appreciation Portfolio             Seeks primarily to provide long-term capital   The Dreyfus Corporation
                                     growth consistent with the preservation of     Subadviser: Fayez Sarofim & Co.
                                     capital; current income is a secondary         ("Sarofim")
                                     investment objective. The portfolio invests
                                     primarily in the common stocks of domestic
                                     and foreign issuers.
  Small Cap Portfolio                Seeks to maximize capital appreciation.        The Dreyfus Corporation
                                                                                    Subadviser: Sarofim
GREENWICH STREET SERIES FUND
  Equity Index Portfolio -- Class    Seeks to replicate, before deduction of        TIMCO
  II Shares                          expenses, the total return performance of the
                                     S&P 500 Index.
JANUS ASPEN SERIES
  Worldwide Growth Portfolio --      Seeks growth of capital in a manner            Janus Capital
  Service Shares                     consistent with preservation of capital by
                                     investing primarily in common stocks of
                                     companies of any size throughout the world.
MONTGOMERY FUNDS III
  Montgomery Variable Series:        Seeks capital appreciation by investing        Montgomery Asset Management
  Growth Fund                        primarily in equity securities, usually
                                     common stock, of domestic companies of all
                                     sizes, and emphasizes companies having market
                                     capitalizations of $1 billion or more.
OCC ACCUMULATION TRUST
  Equity Portfolio                   Seeks long-term capital appreciation through   OpCap Advisors
                                     investment in securities (primarily equity
                                     securities) of companies that are believed by
                                     the adviser to be undervalued in the
                                     marketplace in relation to factors such as
                                     the companies' assets or earnings.

        INVESTMENT OPTIONS                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES
  FUND, INC.
  Capital Fund                       Seeks capital appreciation, primarily through  Salomon Brothers Asset
                                     investments in common stocks which are         Management ("SBAM")
                                     believed to have above-average price
                                     appreciation potential and which may involve
                                     above average risk.
  Investors Fund                     Seeks long-term growth of capital, and,        SBAM
                                     secondarily, current income, through
                                     investments in common stocks of well-known
                                     companies.
  Total Return Fund                  Seeks above-average income (compared to a      SBAM
                                     portfolio invested entirely in equity
                                     securities). Secondarily, seeks opportunities
                                     for growth of capital and income.
STRONG VARIABLE INSURANCE FUNDS,
INC.
  Strong Schafer Value Fund II       Seeks long-term capital appreciation. Current  Strong Capital Management Inc.
                                     income is a secondary objective when           Subadviser: Schafer Capital
                                     selecting investments. The goal is to          Management, Inc.
                                     identify stocks that provide above-average
                                     earnings growth prospects at a
                                     price-to-earnings ratio lower than that of
                                     the S&P 500.
TRAVELERS SERIES FUND INC.
  Alliance Growth Portfolio          Seeks long-term growth of capital. Current     Travelers Investment Adviser
                                     income is only an incidental consideration.    ("TIA")
                                     The Portfolio invests predominantly in equity  Subadviser: Alliance Capital
                                     securities of companies with a favorable       Management L.P.
                                     outlook for earnings and whose rate of growth
                                     is expected to exceed that of the U.S.
                                     economy over time.
  MFS Total Return Portfolio         (a balanced portfolio) Seeks to obtain above-  TIA
                                     average income (compared to a portfolio        Subadviser: Massachusetts
                                     entirely invested in equity securities)        Financial Services Company
                                     consistent with the prudent employment of      ("MFS")
                                     capital. Generally, at least 40% of the
                                     Portfolio's assets are invested in equity
                                     securities.
  Putnam Diversified Income          Seeks high current income consistent with      TIA
  Portfolio                          preservation of capital. The Portfolio will    Subadviser: Putnam Investment
                                     allocate its investments among the U.S.        Management, Inc.
                                     Government Sector, the High Yield Sector, and
                                     the International Sector of the fixed income
                                     securities markets.
  Smith Barney High Income           Seeks high current income. Capital             SSB Citi Fund Management LLC
  Portfolio                          appreciation is a secondary objective. The     ("SSB Citi")
                                     Portfolio will invest at least 65% of its
                                     assets in high-yielding corporate debt
                                     obligations and preferred stock.
  Smith Barney International Equity  Seeks total return on assets from growth of    SSB Citi
  Portfolio                          capital and income by investing at least 65%
                                     of its assets in a diversified portfolio of
                                     equity securities of established non-U.S.
                                     issuers.
  Smith Barney Large                 Seeks long-term growth of capital by           SSB Citi
  Capitalization Growth Portfolio    investing in equity securities of companies
                                     with large market capitalizations.
THE TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock          Seeks growth of capital by investing           TAMIC
  Portfolio                          primarily in a broadly diversified portfolio   Subadviser: TIMCO
                                     of U.S. common stocks.
  Disciplined Small Cap Stock        Seeks long term capital appreciation by        TAMIC
  Portfolio                          investing primarily (at least 65% of its       Subadviser: TIMCO
                                     total assets) in the common stocks of U.S.
                                     Companies with relatively small market
                                     capitalizations at the time of investment.

        INVESTMENT OPTIONS                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST
(CONT.)
  Equity Income Portfolio            Seeks reasonable income by investing at least  TAMIC
                                     65% in income-producing equity securities.     Subadviser: Fidelity Management
                                     The balance may be invested in all types of    & Research Company ("FMR")
                                     domestic and foreign securities, including
                                     bonds. The Portfolio seeks to achieve a yield
                                     that exceeds that of the securities
                                     comprising the S&P 500. The Subadviser also
                                     considers the potential for capital
                                     appreciation.
  Federated Stock Portfolio          Seeks growth of income and capital by          TAMIC
                                     investing principally in a professionally      Subadviser: Federated
                                     managed and diversified portfolio of common    Investment Counseling, Inc.
                                     stock of high-quality companies (i.e.,
                                     leaders in their industries and characterized
                                     by sound management and the ability to
                                     finance expected growth).
  Large Cap Portfolio                Seeks long-term growth of capital by           TAMIC
                                     investing primarily in equity securities of    Subadviser: FMR
                                     companies with large market capitalizations.
  Lazard International Stock         Seeks capital appreciation by investing        TAMIC
  Portfolio                          primarily in the equity securities of          Subadviser: Lazard Asset
                                     non-United States companies (i.e.,             Management
                                     incorporated or organized outside the United
                                     States).
  MFS Mid Cap Growth Portfolio       Seeks to obtain long-term growth of capital    TAMIC
                                     by investing, under normal market conditions,  Subadviser: MFS at least 65% of its total assets in equity
                                     securities of companies with medium market
                                     capitalization which the investment adviser
                                     believes have above-average growth potential.
  MFS Research Portfolio             Seeks to provide long-term growth of capital   TAMIC
                                     and future income.                             Subadviser: MFS
  Social Awareness Stock Portfolio   Seeks long-term capital appreciation and       SSB Citi
                                     retention of net investment income by
                                     selecting investments, primarily common
                                     stocks, which meet the social criteria
                                     established for the Portfolio. Social
                                     criteria currently excludes companies that
                                     derive a significant portion of their
                                     revenues from the production of tobacco,
                                     tobacco products, alcohol, or military
                                     defense systems, or in the provision of
                                     military defense related services or gambling
                                     services.
  Strategic Stock Portfolio          Seeks to provide an above-average total        TAMIC
                                     return through a combination of potential      Subadviser: TIMCO
                                     capital appreciation and dividend income by
                                     investing primarily in high dividend yielding
                                     stocks periodically selected from the
                                     companies included in (i) the Dow Jones
                                     Industrial Average and (ii) a subset of the
                                     S&P Industrial Index.
  Travelers Quality Bond Portfolio   Seeks current income, moderate capital         TAMIC
                                     volatility and total return.
  U.S. Government Securities         Seeks to select investments from the point of  TAMIC
  Portfolio                          view of an investor concerned primarily with
                                     the highest credit quality, current income
                                     and total return. The assets of the Portfolio
                                     will be invested in direct obligations of the
                                     United States, its agencies and
                                     instrumentalities.
  Utilities Portfolio                Seeks to provide current income by investing   SSB Citi
                                     in equity and debt securities of companies in
                                     the utilities industries.
VARIABLE INSURANCE PRODUCTS FUND II
  Asset Manager                      Seeks high total return with reduced risk      FMR
  Portfolio -- Service Class 2       over the long-term by allocating its assets
                                     among stocks, bonds and short-term
                                     fixed-income instruments.

        INVESTMENT OPTIONS                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------------------------------------------------------------------------------------
WARBURG PINCUS TRUST
  Emerging Markets Portfolio         Seeks long-term growth of capital by           Warburg Pincus Asset
                                     investing primarily in equity securities of    Management, Inc.
                                     non-U.S. issuers consisting of companies in
                                     emerging securities markets.

(1) Formerly American Odyssey Short-Term Bond Fund. The name investment objective and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

 * The funding options marked with an asterisk (*) are considered competing funds, and may be subject to transfer restrictions. Those marked with two asterisks (**) are not currently considered competing funds, but may be so in the future because of an allowable change in the funding option's investment strategy. Please refer to the contract for transfer restrictions.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. We may also deduct a charge for taxes. Services and benefits we provide include:

          - the ability for you to make withdrawals and surrenders under the Contracts;

          - the death benefit paid on the death of the contract owner, annuitant, or first of the joint contract owners,

          - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

          - administration of the annuity options available under the Contracts; and

          - the distribution of various reports to contract owners.

Costs and expenses we incur include:

          - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

          - sales and marketing expenses, including commission payments to your sales agent, and

          - other costs of doing business.

Risks we assume include:

          - risks that annuitants may live longer than estimated when the annuity factors under the Contracts were established,

          - that the amount of the death benefit will be greater than the contract value and

          - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

WITHDRAWAL CHARGE

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge will apply if purchase payments are withdrawn before they have been in the Contract for six years. We will assess the charge as a percentage of the purchase payment withdrawn as follows:

    YEARS SINCE PURCHASE                WITHDRAWAL
        PAYMENT MADE                      CHARGE
         1 or less                          5%
             2                              4%
             3                              3%
             4                              2%
             5                              1%
      6 and thereafter                      0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

          (a) any purchase payments and associated credits to which no withdrawal charge applies; then

          (b) from any remaining free withdrawal amount (as described below) after the reduction by the amount of (a); then

          (c) from any remaining purchase payments and associated credits (on a first-in, first-out basis); and then

          (d) from any contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge:

          - from payments we make due to the death of the annuitant;

          - if an annuity payout has begun, other than the Liquidity Benefit Option (see "Liquidity Benefit");

          - if an income option of at least ten years' duration is elected;

          - from amounts withdrawn which are deposited to other contracts issued by Us or our affiliate, subject to Our approval;

          - if withdrawals are taken under our Managed Distribution Program, if elected by you (see "Access to Your Contract Values"); or

          - if you are confined to an Eligible Nursing Home, as described in Appendix C.

FREE WITHDRAWAL ALLOWANCE

You may withdraw up to 20% of the contract value annually. During the first contract year, the available withdrawal amount will be 20% of the initial purchase payment. After the first contract year, the available withdrawal amount will be calculated as of the end of the previous contract year. The free withdrawal provision applies to all partial withdrawals and full withdrawals, except those transferred directly to annuity contracts issued by other financial institutions. We reserve the right to not permit the provision on a full surrender. In Washington state, the free withdrawal provision applies to all withdrawals.


PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from the contract value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when we have a tax liability under state law.


MORTALITY AND EXPENSE RISK CHARGE

Each business day, the Company deducts a mortality and expense risk ("M&E") charge from amounts held in the variable funding options. The deduction is reflected in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. For the Standard Death Benefit, this charge equals, on an annual basis, 0.80% of the amounts held in each funding option. For the Optional Death Benefit and Credit, this charge equals, on an annual basis, 1.25% of the amounts held in each funding option. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


FUNDING OPTION EXPENSES

The charges and expenses of the funding options are summarized in the fee table and are described in the accompanying prospectuses.

FLOOR BENEFIT/LIQUIDITY BENEFIT CHARGES

If the Variable Annuitization Floor Benefit is selected, a charge is deducted upon election of this benefit. This charge compensates Us for guaranteeing a minimum variable annuity payment regardless of the performance of the funding options selected by you. This charge will vary based upon market conditions, but will never increase your annual separate account charge by more than 3%. The charge will be set at the time of election, and will remain level throughout the term of annuitization. If the Liquidity Benefit is selected, there is a surrender charge of 5% of the amounts withdrawn. Please refer to "The Annuity Period" for a description of these benefits.

CHART ASSET ALLOCATION PROGRAM CHARGES

Under the CHART Program, purchase payments and cash values are allocated among the specified asset allocation funds. The charge for this advisory service is equal to a maximum of 0.80% of the assets subject to the CHART Program. The CHART Program fee will be paid by quarterly withdrawals from the cash values allocated to the asset allocation funds. The Company will not treat these withdrawals as taxable distributions. Please refer to "Miscellaneous Contract Provisions" for further information.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.


                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between funding options. Transfers are made at the value(s) next determined after we receive your request at the Home Office. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfers exceeding 12 per year, and to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.


Since different funding options have different expenses, a transfer of contract values from one funding option to another could result in your investment becoming subject to higher or lower expenses. After the maturity date, you may make transfers between funding options only with our consent.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, more accumulation units are purchased in a funding option if the value per unit is low and fewer accumulation units are purchased if the value per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.

You may elect the DCA Program through written request or other method acceptable to the Company. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ASSET ALLOCATION ADVICE

Owners may elect to enter into a separate advisory agreement with Copeland , an affiliate of the Company. For a fee, Copeland provides asset allocation advice under its CHART Program(R), which is fully described in a separate Disclosure Statement. The CHART Program may not be available in all marketing programs through which this Contract is sold.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, less any premium tax not previously deducted. Unless you submit a written request specifying the funding option(s) from which amounts are to be withdrawn, the withdrawal will be made on a pro rata basis. The cash surrender value will be determined as of the close of business after we receive your surrender request at the Home Office. The cash surrender value may be more or less than the purchase payments made.

We may defer payment of any cash surrender value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

We also provide access to your money during the annuitization period, which is discussed in detail in the "Annuity Period" section of this prospectus.

SYSTEMATIC WITHDRAWALS

Before the maturity date, you may choose to withdraw a specified dollar amount on a monthly, quarterly, semiannual or annual basis. Any applicable premium taxes and withdrawal charge will be deducted. To elect systematic withdrawals, you must make the election on the form provided by the Company. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct Us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

Contract Owner ("you"). The Contract belongs to the contract owner named in the Contract (on the Specifications page.) The annuitant is the individual upon whose life the maturity date and the amount of monthly annuity payments depend. Because this is a qualified contract, the owner and the annuitant must always be the same person. You have sole power to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary.

Beneficiary. The beneficiary is named by you in a written request. The beneficiary has the right to receive any remaining contractual benefits upon your death. If more than one beneficiary survives the annuitant, they will share equally in benefits unless other shares are recorded with the Company by written request before your death.

Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request and while the Contract continues.


                                 DEATH BENEFIT
--------------------------------------------------------------------------------

DEATH BENEFIT PROCEEDS PRIOR TO MATURITY DATE

The person chosen as the beneficiary will receive a death benefit upon the death of the owner/annuitant before the maturity date. You may select either the Standard Death Benefit or the Optional Death Benefit and Credit at the time of purchase:

STANDARD DEATH BENEFIT:


------------------------------------------------------------------------------------------
    ANNUITANT'S AGE                              DEATH BENEFIT PAYABLE
  ON THE CONTRACT DATE                  (CALCULATED AS OF THE DEATH REPORT DATE)
------------------------------------------------------------------------------------------
 Before age 80                IF NOTIFIED WITHIN 6 MONTHS OF THE DEATH: Greater of:
                              (1) Contract value, or
                              (2) Total purchase payments less any withdrawals (and
                              related charges).
                              IF NOTIFIED 6 MONTHS OR MORE AFTER THE DEATH: Contract value
                              (unless prohibited by state law)
------------------------------------------------------------------------------------------
 On or after age 80           Contract value.
------------------------------------------------------------------------------------------

OPTIONAL DEATH BENEFIT AND CREDIT

The Optional Death Benefit and Credit varies depending on the annuitant's age on the Contract Date.


------------------------------------------------------------------------------------------
    ANNUITANT'S AGE                              DEATH BENEFIT PAYABLE
  ON THE CONTRACT DATE                  (CALCULATED AS OF THE DEATH REPORT DATE)
------------------------------------------------------------------------------------------
 Under Age 70                 IF NOTIFIED WITHIN 6 MONTHS OF THE DEATH: Greatest of:
                              (1) Contract value; or
                              (2)
                              Total purchase payments, less any withdrawals (and related charges), or
                              (3) Maximum Step-Up death benefit value (described below)
                              associated with contract date anniversaries beginning with the 5th, and ending with the last before the annuitant's
                                  76th birthday.
                              IF NOTIFIED 6 MONTHS OR MORE AFTER THE DEATH: Contract value
                              (unless prohibited by state law)
------------------------------------------------------------------------------------------
 Age 70-75                    IF NOTIFIED WITHIN 6 MONTHS OF THE DEATH: Greatest of:
                              (1) Contract value, or
                              (2)
                              Total purchase payments, less any withdrawals (and related charges), or
                              (3) Step-Up death benefit value (described below) associated with the 5th contract date anniversary.
                              IF NOTIFIED 6 MONTHS OR MORE AFTER THE DEATH: Contract value
                              (unless prohibited by state law)
------------------------------------------------------------------------------------------
 Age 76-80                    Greater of (1) or (2) above.
------------------------------------------------------------------------------------------
 Age over 80                  Contract value.
------------------------------------------------------------------------------------------

All death benefit values described above are calculated at the close of business on the date the Company receives due proof of death and written distribution instructions (the "death report date"). The amounts will be reduced by any applicable premium taxes due.

STEP-UP DEATH BENEFIT VALUE

A separate Step-Up death benefit value will be established on the fifth contract date anniversary and on each subsequent contract date anniversary on or before the death report date and will initially equal the contract value on that anniversary. After a Step-Up death benefit value has been established, it will be recalculated each time a purchase payment is made or a partial surrender is taken until the death report date. Step-Up death benefit values will be recalculated by increasing them by the amount of each applicable purchase payment and by reducing them by a Partial Surrender Reduction (as described below) for each applicable partial surrender. Recalculations of Step-Up death benefit values related to any purchase payments or any partial surrenders will be made in the order that such purchase payments or partial surrender reductions occur.


The Partial Surrender Reduction referenced above is equal to:

        1. The amount of a Step-Up death benefit value immediately prior to the reduction for the partial surrender, multiplied by

        2. The amount of the partial surrender divided by the contract value immediately prior to the partial surrender.

For example, assume your current contract value is $55,000. If your original step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

                        50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your original step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

                       50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.


DEATH PROCEEDS AFTER THE MATURITY DATE

If you die on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

PAYMENT OF PROCEEDS

Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

The Company will pay the proceeds to the beneficiary (ies), or if none, to the contract owner's estate.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income payouts (annuity options). You can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date, or unless you elect another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a number of payments assured. We may require proof that you are alive before annuity payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the contract. Unless you elect otherwise, the maturity date will be the later of your 90th birthday, or ten years after the effective date, if later. (In certain states, the maturity date elected may not be later than the annuitant's 90th birthday; refer to your Contract.) At least 30 days before the original maturity date, you may elect to extend the maturity date to any time prior to your 90th birthday or to a later date with the Company's consent.

Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon either the death of the contract owner, or upon the later of the contract owner's attainment of age 70 1/2 or year of retirement. Please refer to the optional, no-cost Managed Distribution Program described in the "Access to your Money" section of this prospectus. You should seek independent tax advice regarding the election of minimum required distributions.

LIQUIDITY BENEFIT

If you select any annuity option which guarantees you payments for a minimum period of time ("period certain"), you may take a lump sum payment (equal to a portion or all of the value of the remaining period certain payments) any time after the first contract year. There is a surrender charge of 5% of the amount withdrawn under this option.

For variable annuity payments, we use the Assumed Net Investment Factor, ("ANIF") as the interest rate to determine the lump sum amount. If you request only a percentage of the amount available, we will reduce the amount of each payment during the rest of the period certain by that percentage. After the certain period expires, any remaining payments, if applicable, will not be affected by the utilization of this benefit.

For fixed annuity payments, we calculate the present value of the remaining period certain payments using a current interest rate. The current interest rate used depends on the amount of time left in the annuity option you elected. The current rate will be the same rate we would give someone electing an annuity option for that same amount of time. If you request a percentage of the amount available during the period certain, we will reduce the amount of each payment during the rest of the period certain by that percentage. After the certain period expires, any remaining payments, if applicable, will not be affected by the utilization of this benefit.

The market value adjustment formula for calculating the present value described above for fixed annuity payments is as follows:

              Present Value =LOGO[Payment(s) X (1/1 + iC)(t/365)]

Where

iC   =    the interest rate described above
n    =    the number of payments remaining in the contract owner's
          certain period at the time of request for this benefit
t    =    number of days remaining until that payment is made,
          adjusting for leap years.

See Appendix D for examples of this market value adjustment.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, no election has been made to the contrary, the cash surrender value will be applied to provide an annuity funded by the same investment options as you have selected during the accumulation period . At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

ANNUITIZATION CREDIT. This credit is applied to the contract value used to purchase one of the annuity options described below. The credit equals 0.5% of your contract value if you annuitize during contract years 2-5, 1% during contract years 6-10, and 2% after contract year 10. There is no credit applied to contracts held less than 1 year.

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. The number of annuity units credited to the Contract is determined by dividing the first monthly annuity payment attributable to each funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. An annuity unit is used to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly annuity payment. If a variable annuity is elected, the amount applied to it will be the value of the funding options as of 14 days before the date annuity payments begin less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the annuity option elected and the annuitant's adjusted age. A formula for determining the adjusted age is contained in the Contract. The total first monthly annuity payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of contract value applied to that annuity option and factors in an assumed daily net investment factor. The Assumed Daily Net Investment factor corresponds to an annual interest rate of 3%, used to determine the guaranteed payout rates shown. If investment rates are higher at the time annuitization is selected, payout rates will be higher than those shown. The Company reserves the right to require satisfactory proof of age of any person on whose life annuity payments are based before making the first payment under any of the payment options.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will be equal to the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under

"Variable Annuity," except that the amount applied to begin the annuity will be determined as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

If you have elected the Increasing Benefit Option, the payments will be calculated as above. However, the initial payment will be less than that reflected in the table and the subsequent payments will be increased by the percentage you elected.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

You can change your annuity option selection any time up to the maturity date. Once annuity payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain contracts, Annuity Option 4 (Joint and Last Survivor Joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by you.

VARIABLE ANNUITIZATION FLOOR BENEFIT. This benefit may not be available, or may only be available under certain annuity options, if we determine market conditions so dictate. If available, the Company will guarantee that, regardless of the performance of the funding options selected by you, your annuity payments will never be less than a certain percentage of your first annuity payment. This percentage will vary depending on market conditions, but will never be less than 50%. You may not elect this benefit if you are over age 80. Additionally, you must select from certain funds available under this guarantee. Currently, these funds are the Equity Index Portfolio Class II, the Travelers Quality Bond Portfolio, and the U.S. Government Securities Portfolio. We may, at our discretion, increase or decrease the number of funds available under this benefit. This benefit is not currently available under Annuity Option 5. The benefit is not available with the 5% ANIF under any Option. If you select this benefit, you may not elect to liquidate any portion of your Contract.

There is a charge for this guarantee, which will begin upon election of this benefit. This charge will vary based upon market conditions, and will be established at the time the benefit is elected. Once established, the charge will remain level throughout the remainder of the annuitization, and will never increase your annual separate account charge by more than 3% per year.

We reserve the right to restrict the amount of contract value to be annuitized under this benefit.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the cash surrender value (less any applicable premium taxes) may be paid under one or more of the following annuity options. Payments under the annuity options may be elected on a monthly, quarterly, semiannual or annual basis. Options 1-5 below may be applied to either a Fixed or Variable Annuity. We may offer additional options.

INCREASING BENEFIT OPTION. For Fixed Annuities, the annuity payment you receive may be either level (except after death of Primary Payee in Option 4) or increasing. If increasing payments are selected, the initial payment will be less than the corresponding level payment for the same annuity option, but your payments will increase on each contract date anniversary by a percentage chosen by you. You may choose a whole number percentage from one to four.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during your lifetime ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during your lifetime, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during your lifetimes of you and a second person. One will be designated the primary payee, the other will be designated the secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payment for a Fixed Period. The Company will make monthly payments for the period selected.

Option 6 -- Income Option. The Company will make a certain number of payments which are not based on the annuitant's lifetime.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value (including charges) within ten days after you receive it (the "right to return period"). You bear the investment risk on the purchase payment during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your purchase payment will be refunded in full; during the remainder of the right to return period, the contract value (including charges) will be refunded.

The contract value will be determined following the close of the business day on which we receive the Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, the Company will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if the contract value as of that date is less than $2,000 and no purchase payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the cash surrender value less any applicable contract or premium tax charges.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

TRANSFERS OF CONTRACT VALUES TO OTHER ANNUITIES

Where state law permits, we may allow contract owners to transfer their contract values into other annuities offered by us or our affiliated insurance companies under rules then in effect.

                             THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------


The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: The Travelers Separate Account Five for Variable Annuities ("Separate Account Five") and the Travelers Separate Account Six for Variable Annuities ("Separate Account Six"), respectively. Both Separate Account Five and Separate Account Six were established on June 8, 1998 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended (the "1940 Act"). The Separate Account assets attributable to the Contracts will be invested exclusively in the shares of the variable funding options.

The assets of Separate Account Five and Separate Account Six are held for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. All such income and/or distributions are reinvested in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.


PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's funding options. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

For funding options that were in existence before they became available under the Separate Account, the nonstandardized average annual total return quotations will reflect the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.


TAX-FREE EXCHANGES: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.


QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

TAXATION OF SURRENDERS UNDER THE LIQUIDITY FEATURE

As discussed above, no taxable income is recognized prior to the distribution of proceeds to the contract owner. The Liquidity Benefit available under this Contract is considered a distribution under the Code, and therefore is subject to ordinary income tax as well as the penalty tax for premature distributions, if applicable.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Contract because of the death of an owner. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.


                             AVAILABLE INFORMATION
--------------------------------------------------------------------------------

The Companies are both subject to the information requirements of the Securities and Exchange Act of 1934 ("the 1934 Act"), as amended, and file reports and other information with the Securities and Exchange Commission ("Commission"). You may read and copy this information and other information at the following locations:

          - public reference facilities of the Commission at Room 1024, 450 Fifth Street, N.W., Washington, D.C.

          - the Commission's Regional Offices located at Seven World Trade Center, New York, New York 10048,

          - the Commission's Regional Offices located at Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661.

Under the Securities Act of 1933, the Companies have each filed with the Commission registration statements (the "Registration Statement") relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and the exhibits. Reference is hereby made to such Registration Statement and exhibits for further information about the Companies and the Contracts. The Registration Statement and the exhibits may be inspected and copied as described above. Although the Companies each furnish the Annual Reports on Form 10-K for the year ended December 31, 1999 to owners of contracts or certificates, the Companies do not plan to furnish subsequent annual reports containing financial information to the owners of contracts or certificates described in this Prospectus.

                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
--------------------------------------------------------------------------------


Each Company's latest Annual Report on Form 10-K has been filed with the Commission. They are both incorporated by reference into this Prospectus and copies must accompany this Prospectus.

The Forms 10-K for the fiscal year ended December 31, 1999 contain additional information about each Company including audited financial statements for the latest fiscal year. The Travelers Insurance Company filed its Form 10-K on March 21, 2000 via Edgar, File No. 33-33691. The Travelers Life and Annuity Company filed its Form 10-K on March 21, 2000 via Edgar; File No. 33-58677.

If requested, the Companies will furnish, without charge, a copy of any and all of the documents incorporated by reference, other than exhibits to those documents (unless such exhibits are specifically incorporated by reference in those documents). You may direct your requests to: The Travelers Insurance Company, One Tower Square, Hartford, Connecticut 06183-8130, Attention: Annuity Services. The telephone number is (860) 422-3985. You may also obtain copies of any documents, incorporated by reference into this prospectus by accessing the SEC's website (http://www.sec.gov).

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES


Please refer to the first page of the Summary of this prospectus to determine which company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.


FINANCIAL STATEMENTS


The financial statements for each insurance company are included in the Form 10-K, which are attached to this prospectus. The financial statements for each separate account are located in their respective Statements of Additional Information.


IMSA

The Companies are members of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and IMSA membership in advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving the sale and service of individual life insurance and annuity products.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. Any sales representative or employee who sells the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is CFBDS, Inc., 21 Milk St., Boston, MA. CFBDS, Inc. is not affiliated with the Company or the Separate Account. However, it is currently anticipated that Travelers Distribution LLC, an affiliated broker-dealer, may become the principal underwriter for the Contracts during the year 2000.


Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

CONTRACT MODIFICATION

The Company reserves the right to modify the Contract to keep it qualified under all related law and regulations which are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

THE TRAVELERS INSURANCE COMPANY


There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party. In March, 1997, a purported class action entitled Patterman v. The Travelers, Inc. et al, was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violation of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In October 1997, defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia. The plaintiffs appealed the transfer order, and in December 1998 the Court of Appeals of the State of Georgia reversed the lower court's decision. Later in December 1998, defendants petitioned the Georgia Supreme Court to hear the appeal from the decision of the Court of Appeals, which was granted in May 1999. In September 1999, the Georgia Supreme Court heard oral argument on defendant's petition for an order reversing the Georgia Court of Appeals and transferring the lawsuit from the Superior Court of Richmond County to the Superior Court of Gwinnett County. The Georgia Supreme Court reversed its decision, and has not yet issued its opinion. Pending appeal, proceedings in the trial court have been stayed. Defendants intend to vigorously contest the litigation.


THE TRAVELERS LIFE AND ANNUITY COMPANY

There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES

                         AIR = ASSUMED INVESTMENT RATE
                           FC = FLOOR BENEFIT CHARGE
                       STANDARD = STANDARD DEATH BENEFIT
                       OPTIONAL = OPTIONAL DEATH BENEFIT

                                                            PERIOD FROM JUNE 9, 1999* TO DECEMBER 31, 1999
                                                                                      STANDARD    STANDARD   OPTIONAL    OPTIONAL
                                      STANDARD    STANDARD    OPTIONAL    OPTIONAL     3%AIR,      3%AIR,     3%AIR,      3%AIR,
                                        3%AIR       5%AIR       3%AIR       5%AIR       .62FC      1.1%FC      .83FC     1.40%FC
---------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND TRUST (9/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    0.980       0.980        0.977      0.977          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --       93,082         --          --         --          --         --
MANAGED ASSETS TRUST (6/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.102       1.102        1.098      1.098          --         --          --         --
  Number of units outstanding at end
    of year.........................   13,609          --      899,389         --          --         --          --         --
MONEY MARKET PORTFOLIO (9/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.032       1.032        1.028      1.028          --         --          --         --
  Number of units outstanding at end
    of year.........................   36,453          --      134,132         --          --         --          --         --
AMERICAN ODYSSEY FUNDS, INC.
  CORE EQUITY FUND (9/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    0.995       0.995        0.992      0.992          --         --          --         --
  Number of units outstanding at end
    of year.........................   21,459          --       68,472         --          --         --          --         --
  EMERGING OPPORTUNITIES FUND (9/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.465       1.465        1.460      1.460          --         --          --         --
  Number of units outstanding at end
    of year.........................    6,201          --       29,981         --          --         --          --         --
  GLOBAL HIGH-YIELD BOND FUND
    (12/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.070       1.070        1.066      1.066          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --       18,317         --          --         --          --         --
  INTERMEDIATE-TERM BOND FUND (8/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.005       1.005        1.002      1.002          --         --          --         --
  Number of units outstanding at end
    of year.........................   73,160          --       44,935         --          --         --          --         --
  INTERNATIONAL EQUITY FUND (7/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.272       1.272        1.267      1.267          --         --          --         --
  Number of units outstanding at end
    of year.........................    6,933          --       91,971         --          --         --          --         --
  LONG-TERM BOND FUND (9/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    0.979       0.979        0.976      0.976          --         --          --         --
  Number of units outstanding at end
    of year.........................   37,502          --       49,414         --          --         --          --         --
DELAWARE GROUP PREMIUM FUND
  REIT SERIES
  Unit Value at beginning of year...       --          --           --         --          --         --          --         --
  Unit Value at end of year.........       --          --           --         --          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --           --         --          --         --          --         --
  SMALL CAP VALUE SERIES (10/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    0.991       0.991        0.988      0.988          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --        3,413         --          --         --          --         --

                                   APPENDIX A
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

     THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (CONTINUED)

                                                            PERIOD FROM JUNE 9, 1999* TO DECEMBER 31, 1999
                                                                                      STANDARD    STANDARD   OPTIONAL    OPTIONAL
                                      STANDARD    STANDARD    OPTIONAL    OPTIONAL     3%AIR,      3%AIR,     3%AIR,      3%AIR,
                                        3%AIR       5%AIR       3%AIR       5%AIR       .62FC      1.1%FC      .83FC     1.40%FC
---------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
  CAPITAL APPRECIATION PORTFOLIO**
    (7/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.081       1.081        1.077      1.077          --         --          --         --
  Number of units outstanding at end
    of year.........................   24,552          --      320,468         --          --         --          --         --
  SMALL CAP PORTFOLIO (10/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.240       1.240        1.236      1.236          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --       37,863         --          --         --          --         --
GREENWICH STREET SERIES FUND
  EQUITY INDEX PORTFOLIO II (7/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000       1.000      1.000       1.000      1.000
  Unit Value at end of year.........    1.133       1.133        1.129      1.129       1.127      1.123       1.122      1.117
  Number of units outstanding at end
    of year.........................   13,350          --      317,090         --          --         --          --         --
THE MONTGOMERY FUNDS III
  MONTGOMERY VARIABLE SERIES; GROWTH
    FUND (10/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.208       1.208        1.204      1.204          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --       22,857         --          --         --          --         --
OCC ACCUMULATION TRUST
  EQUITY PORTFOLIO
  Unit Value at beginning of year...       --          --           --         --          --         --          --         --
  Unit Value at end of year.........       --          --           --         --          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --           --         --          --         --          --         --
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.
  CAPITAL FUND (7/98)
  Unit Value at beginning of year...       --          --           --         --          --         --          --         --
  Unit Value at end of year.........       --          --           --         --          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --           --         --          --         --          --         --
  INVESTORS FUND (10/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.088       1.088        1.084      1.084          --         --          --         --
  Number of units outstanding at end
    of year.........................   13,535          --        6,020         --          --         --          --         --
  TOTAL RETURN FUND
  Unit Value at beginning of year...       --          --           --         --          --         --          --         --
  Unit Value at end of year.........       --          --           --         --          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --           --         --          --         --          --         --
STRONG VARIABLE INSURANCE FUNDS,
  INC.
  STRONG SCHAFER VALUE FUND II
    (7/98)
  Unit Value at beginning of year...       --          --           --         --          --         --          --         --
  Unit Value at end of year.........       --          --           --         --          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --           --         --          --         --          --         --
TRAVELERS SERIES FUND INC.
  ALLIANCE GROWTH PORTFOLIO (7/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.303       1.303        1.298      1.298          --         --          --         --
  Number of units outstanding at end
    of year.........................   17,222          --      226,122         --          --         --          --         --
  MFS TOTAL RETURN PORTFOLIO (7/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    0.994       0.994        0.991      0.991          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --      114,042         --          --         --          --         --

                                   APPENDIX A
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
     THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (CONTINUED)


                                                            PERIOD FROM JUNE 9, 1999* TO DECEMBER 31, 1999
                                                                                      STANDARD    STANDARD   OPTIONAL    OPTIONAL
                                      STANDARD    STANDARD    OPTIONAL    OPTIONAL     3%AIR,      3%AIR,     3%AIR,      3%AIR,
                                        3%AIR       5%AIR       3%AIR       5%AIR       .62FC      1.1%FC      .83FC     1.40%FC
---------------------------------------------------------------------------------------------------------------------------------
<->TRAVELERS SERIES FUND
INC. (CONT.)
  PUTNAM DIVERSIFIED INCOME
    PORTFOLIO ()
  Unit Value at beginning of year...       --          --           --         --          --         --          --         --
  Unit Value at end of year.........       --          --           --         --          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --           --         --          --         --          --         --
  SMITH BARNEY HIGH INCOME PORTFOLIO
    (8/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.007       1.007        1.004      1.004          --         --          --         --
  Number of units outstanding at end
    of year.........................   20,231          --           --         --          --         --          --         --
  SMITH BARNEY INTERNATIONAL EQUITY
    PORTFOLIO (12/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.569       1.569        1.563      1.563          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --       53,669         --          --         --          --         --
  SMITH BARNEY LARGE CAPITALIZATION
    GROWTH PORTFOLIO (10/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.132       1.132        1.128      1.128          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --       77,927         --          --         --          --         --
THE TRAVELERS SERIES TRUST
  DISCIPLINED MID CAP STOCK
    PORTFOLIO (8/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.132       1.132        1.129      1.129          --         --          --         --
  Number of units outstanding at end
    of year.........................    4,950          --       13,503         --          --         --          --         --
  DISCIPLINED SMALL CAP STOCK
    PORTFOLIO ()
  Unit Value at beginning of year...       --          --           --         --          --         --          --         --
  Unit Value at end of year.........       --          --           --         --          --         --          --         --
  umber of units outstanding at end
    of year.........................       --          --           --         --          --         --          --         --
  EQUITY INCOME PORTFOLIO (7/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.021       1.021        1.017      1.017          --         --          --         --
  Number of units outstanding at end
    of year.........................   12,381          --      255,091         --          --         --          --         --
  FEDERATED STOCK PORTFOLIO ()
  Unit Value at beginning of year...       --          --           --         --          --         --          --         --
  Unit Value at end of year.........       --          --           --         --          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --           --         --          --         --          --         --
  LARGE CAP PORTFOLIO (7/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.224       1.224        1.219      1.219          --         --          --         --
  Number of units outstanding at end
    of year.........................   12,719          --       89,328         --          --         --          --         --
  LAZARD INTERNATIONAL STOCK
    PORTFOLIO (8/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.194       1.194        1.190      1.190          --         --          --         --
  Number of units outstanding at end
    of year.........................    4,591          --           --         --          --         --          --         --
  MFS MID CAP GROWTH PORTFOLIO
    (10/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.603       1.603        1.598      1.598          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --       91,838         --          --         --          --         --
  MFS RESEARCH PORTFOLIO ()
  Unit Value at beginning of year...       --          --           --         --          --         --          --         --
  Unit Value at end of year.........       --          --           --         --          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --           --         --          --         --          --         --

                                   APPENDIX A
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
     THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (CONTINUED)


                                                            PERIOD FROM JUNE 9, 1999* TO DECEMBER 31, 1999
                                                                                      STANDARD    STANDARD   OPTIONAL    OPTIONAL
                                      STANDARD    STANDARD    OPTIONAL    OPTIONAL     3%AIR,      3%AIR,     3%AIR,      3%AIR,
                                        3%AIR       5%AIR       3%AIR       5%AIR       .62FC      1.1%FC      .83FC     1.40%FC
---------------------------------------------------------------------------------------------------------------------------------
<->THE TRAVELERS SERIES
TRUST (CONT.)
  SOCIAL AWARENESS PORTFOLIO (7/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.115       1.115        1.111      1.111          --         --          --         --
  Number of units outstanding at end
    of year.........................   14,167          --       57,036         --          --         --          --         --
  STRATEGIC STOCK PORTFOLIO
  Unit Value at beginning of year...       --          --           --         --          --         --          --         --
  Unit Value at end of year.........       --          --           --         --          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --           --         --          --         --          --         --
  TRAVELERS QUALITY BOND PORTFOLIO
    (8/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000       1.000      1.000       1.000      1.000
  Unit Value at end of year.........    1.002       1.002        0.998      0.998       1.000      0.999       0.996      0.994
  Number of units outstanding at end
    of year.........................   19,941          --        8,527         --          --         --          --         --
  U.S. GOVERNMENT SECURITIES
    PORTFOLIO (8/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000       1.000      1.000       1.000      1.000
  Unit Value at end of year.........    0.968       0.968        0.965      0.965       0.966      0.965       0.962      0.961
  Number of units outstanding at end
    of year.........................   20,423          --       75,867         --          --         --          --         --
  UTILITIES PORTFOLIO (8/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    0.959       0.959        0.956      0.956          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --        2,049         --          --         --          --         --
WARBURG PINCUS TRUST
  EMERGING MARKETS PORTFOLIO (10/99)
  Unit Value at beginning of year...    1.000       1.000        1.000      1.000          --         --          --         --
  Unit Value at end of year.........    1.506       1.506        1.502      1.502          --         --          --         --
  Number of units outstanding at end
    of year.........................       --          --       42,199         --          --         --          --         --

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account. The financial statements for Separate Account Five and the consolidated financial statements for The Travelers Insurance Company and subsidiaries are contained in the SAI. Those funding options not listed above were not available as of December 31, 1999.
 * Date money first came into the Separate Account.
** Formerly Capital Appreciation Portfolio

                                   APPENDIX B
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES

                         AIR = ASSUMED INVESTMENT RATE
                           FC = FLOOR BENEFIT CHARGE
                       STANDARD = STANDARD DEATH BENEFIT
                       OPTIONAL = OPTIONAL DEATH BENEFIT

                                                              PERIOD FROM MARCH 22* TO DECEMBER 31, 1999
                                                                                      STANDARD    STANDARD   OPTIONAL    OPTIONAL
                                     STANDARD    STANDARD    OPTIONAL    OPTIONAL      3%AIR,      3%AIR,     3%AIR,      3%AIR,
                                       3%AIR       5%AIR       3%AIR       5%AIR       .62FC       1.1%FC     .83%FC     1.40%FC
---------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND TRUST (5/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     0.980      0.980         0.977     0.977          --          --          --         --
  Number of units outstanding at
    end of year....................    92,789         --       879,832        --          --          --          --         --
MANAGED ASSETS TRUST (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.102      1.102         1.098     1.098          --          --          --         --
  Number of units outstanding at
    end of year....................   232,345         --     5,360,035        --          --          --          --         --
MONEY MARKET PORTFOLIO (4/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.032      1.032         1.028     1.028          --          --          --         --
  Number of units outstanding at
    end of year....................   239,890         --     5,359,933        --          --          --          --         --
AMERICAN ODYSSEY FUNDS, INC.
  CORE EQUITY FUND (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     0.995      0.995         0.992     0.992          --          --          --         --
  Number of units outstanding at
    end of year....................   228,230         --     5,697,520        --          --          --          --         --
  EMERGING OPPORTUNITIES FUND
    (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.465      1.465         1.460     1.460          --          --          --         --
  Number of units outstanding at
    end of year....................   113,574         --     2,542,636        --          --          --          --         --
  GLOBAL HIGH-YIELD BOND FUND
    (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.070      1.070         1.066     1.066          --          --          --         --
  Number of units outstanding at
    end of year....................    48,457         --     1,363,227        --          --          --          --         --
  INTERMEDIATE-TERM BOND FUND
    (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.005      1.005         1.002     1.002          --          --          --         --
  Number of units outstanding at
    end of year....................   187,387         --     2,889,162        --          --          --          --         --
  INTERNATIONAL EQUITY FUND (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.272      1.272         1.267     1.267          --          --          --         --
  Number of units outstanding at
    end of year....................    90,221         --     3,413,512        --          --          --          --         --
  LONG-TERM BOND FUND (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     0.979      0.979         0.976     0.976          --          --          --         --
  Number of units outstanding at
    end of year....................   139,623         --     3,629,750        --          --          --          --         --
DELAWARE GROUP PREMIUM FUND
  REIT SERIES (7/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     0.937      0.937         0.935     0.935          --          --          --         --
  Number of units outstanding at
    end of year....................        --         --        22,639        --          --          --          --         --
  SMALL CAP VALUE SERIES (4/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     0.991      0.991         0.988     0.988          --          --          --         --
  Number of units outstanding at
    end of year....................        --         --       184,589        --          --          --          --         --

                                   APPENDIX B
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
     THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (CONTINUED)


                                                              PERIOD FROM MARCH 22* TO DECEMBER 31, 1999
                                                                                      STANDARD    STANDARD   OPTIONAL    OPTIONAL
                                     STANDARD    STANDARD    OPTIONAL    OPTIONAL      3%AIR,      3%AIR,     3%AIR,      3%AIR,
                                       3%AIR       5%AIR       3%AIR       5%AIR       .62FC       1.1%FC     .83%FC     1.40%FC
---------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
  CAPITAL APPRECIATION PORTFOLIO**
    (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.081      1.081         1.077     1.077          --          --          --         --
  Number of units outstanding at
    end of year....................   244,529         --     2,447,252        --          --          --          --         --
  SMALL CAP PORTFOLIO (4/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.240      1.240         1.236     1.236          --          --          --         --
  Number of units outstanding at
    end of year....................    45,091         --     1,060,068        --          --          --          --         --
GREENWICH STREET SERIES FUND
  EQUITY INDEX PORTFOLIO II (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000       1.000       1.000       1.000      1.000
  Unit Value at end of year........     1.133      1.133         1.129     1.129       1.127       1.123       1.122      1.117
  Number of units outstanding at
    end of year....................   207,054         --     5,953,238        --          --          --          --         --
THE MONTGOMERY FUNDS III
  MONTGOMERY VARIABLE SERIES;
    GROWTH FUND (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.208      1.208         1.204     1.204          --          --          --         --
  Number of units outstanding at
    end of year....................    16,056         --       573,739        --          --          --          --         --
OCC ACCUMULATION TRUST
  EQUITY PORTFOLIO (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     0.930      0.930         0.927     0.927          --          --          --         --
  Number of units outstanding at
    end of year....................        --         --       150,291        --          --          --          --         --
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.
  CAPITAL FUND (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.222      1.222         1.218     1.218          --          --          --         --
  Number of units outstanding at
    end of year....................    13,279         --     1,398,956        --          --          --          --         --
  INVESTORS FUND (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.088      1.088         1.084     1.084          --          --          --         --
  Number of units outstanding at
    end of year....................     5,119         --       665,635        --          --          --          --         --
  TOTAL RETURN FUND (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.002      1.002         0.998     0.998          --          --          --         --
  Number of units outstanding at
    end of year....................        --         --       163,763        --          --          --          --         --
STRONG VARIABLE INSURANCE FUNDS,
  INC.
  STRONG SCHAFER VALUE FUND II
    (7/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     0.877      0.877         0.875     0.875          --          --          --         --
  Number of units outstanding at
    end of year....................     6,351         --       114,839        --          --          --          --         --
TRAVELERS SERIES FUND INC.
  ALLIANCE GROWTH PORTFOLIO (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.303      1.303         1.298     1.298          --          --          --         --
  Number of units outstanding at
    end of year....................   274,568         --     4,867,877        --          --          --          --         --
  MFS TOTAL RETURN PORTFOLIO (4/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     0.994      0.994         0.991     0.991          --          --          --         --
  Number of units outstanding at
    end of year....................    56,338         --       822,665        --          --          --          --         --

                                   APPENDIX B
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
     THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (CONTINUED)


                                                              PERIOD FROM MARCH 22* TO DECEMBER 31, 1999
                                                                                      STANDARD    STANDARD   OPTIONAL    OPTIONAL
                                     STANDARD    STANDARD    OPTIONAL    OPTIONAL      3%AIR,      3%AIR,     3%AIR,      3%AIR,
                                       3%AIR       5%AIR       3%AIR       5%AIR       .62FC       1.1%FC     .83%FC     1.40%FC
---------------------------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND INC. (CONT.)
  PUTNAM DIVERSIFIED INCOME
    PORTFOLIO (6/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.010      1.010         1.007     1.007          --          --          --         --
  Number of units outstanding at
    end of year....................        --         --       188,752        --          --          --          --         --
  SMITH BARNEY HIGH INCOME
    PORTFOLIO (5/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.007      1.007         1.004     1.004          --          --          --         --
  Number of units outstanding at
    end of year....................        --         --       174,517        --          --          --          --         --
  SMITH BARNEY INTERNATIONAL EQUITY
    PORTFOLIO (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.569      1.569         1.563     1.563          --          --          --         --
  Number of units outstanding at
    end of year....................    33,821         --       942,437        --          --          --          --         --
  SMITH BARNEY LARGE CAPITALIZATION
    GROWTH PORTFOLIO (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.132       1.32         1.128     1.128          --          --          --         --
  Number of units outstanding at
    end of year....................   100,647         --     2,808,440        --          --          --          --         --
THE TRAVELERS SERIES TRUST
  DISCIPLINED MID CAP STOCK
    PORTFOLIO (6/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.132      1.132         1.129     1.129          --          --          --         --
  Number of units outstanding at
    end of year....................        --         --       131,236        --          --          --          --         --
  DISCIPLINED SMALL CAP STOCK
    PORTFOLIO (5/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.150      1.150         1.147     1.147          --          --          --         --
  Number of units outstanding at
    end of year....................        --         --        41,709        --          --          --          --         --
  EQUITY INCOME PORTFOLIO (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.021      1.021         1.017     1.017          --          --          --         --
  Number of units outstanding at
    end of year....................   216,322         --     2,462,986        --          --          --          --         --
  FEDERATED STOCK PORTFOLIO (4/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     0.965      0.965         0.962     0.962          --          --          --         --
  Number of units outstanding at
    end of year....................        --         --       342,000        --          --          --          --         --
  LARGE CAP PORTFOLIO (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.224      1.224         1.219     1.219          --          --          --         --
  Number of units outstanding at
    end of year....................   247,021         --     2,827,437        --          --          --          --         --
  LAZARD INTERNATIONAL STOCK
    PORTFOLIO (4/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.194      1.194         1.190     1.190          --          --          --         --
  Number of units outstanding at
    end of year....................    13,922         --       118,109        --          --          --          --         --
  MFS MID CAP GROWTH PORTFOLIO
    (5/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.603      1.603         1.598     1.598          --          --          --         --
  Number of units outstanding at
    end of year....................    22,378         --       519,757        --          --          --          --         --

                                   APPENDIX B
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
     THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (CONTINUED)


                                                              PERIOD FROM MARCH 22* TO DECEMBER 31, 1999
                                                                                      STANDARD    STANDARD   OPTIONAL    OPTIONAL
                                     STANDARD    STANDARD    OPTIONAL    OPTIONAL      3%AIR,      3%AIR,     3%AIR,      3%AIR,
                                       3%AIR       5%AIR       3%AIR       5%AIR       .62FC       1.1%FC     .83%FC     1.40%FC
---------------------------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST (CONT.)
  MFS RESEARCH PORTFOLIO (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.213      1.213         1.209     1.209          --          --          --         --
  Number of units outstanding at
    end of year....................        --         --       169,528        --          --          --          --         --
  SOCIAL AWARENESS PORTFOLIO (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.115      1.115         1.111     1.111          --          --          --         --
  Number of units outstanding at
    end of year....................   204,232         --     1,692,027        --          --          --          --         --
  STRATEGIC STOCK PORTFOLIO (9/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     0.942      0.942         0.940     0.940          --          --          --         --
  Number of units outstanding at
    end of year....................        --         --        75,116        --          --          --          --         --
  TRAVELERS QUALITY BOND PORTFOLIO
    (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000       1.000       1.000       1.000      1.000
  Unit Value at end of year........     1.002      1.002         0.998     0.998       1.000       0.999       0.996      0.994
  Number of units outstanding at
    end of year....................    30,445         --     1,489,904        --          --          --          --         --
  U.S. GOVERNMENT SECURITIES
    PORTFOLIO (3/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000       1.000       1.000       1.000      1.000
  Unit Value at end of year........     0.968      0.968         0.965     0.965       0.966       0.965       0.962      0.961
  Number of units outstanding at
    end of year....................    81,239         --     1,134,380        --          --          --          --         --
  UTILITIES PORTFOLIO (5/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     0.959      0.959         0.956     0.956          --          --          --         --
  Number of units outstanding at
    end of year....................    52,624         --       426,556        --          --          --          --         --
WARBURG PINCUS TRUST
  EMERGING MARKETS PORTFOLIO (5/99)
  Unit Value at beginning of
    year...........................     1.000      1.000         1.000     1.000          --          --          --         --
  Unit Value at end of year........     1.506      1.506          1502     1.502          --          --          --         --
  Number of units outstanding at
    end of year....................    54,662         --       563,587        --          --          --          --         --

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account. The financial statements for Separate Account Six and the financial statements for The Travelers Life and Annuity Company are contained in the SAI. Those funding options not listed above were not available as of December 31, 1999.
 * Date money first came into Separate Account
** Formerly Capital Appreciation Portfolio

                                   APPENDIX C
--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT

 (This waiver is not available if the Annuitant is age 71 or older on the date the Contract is issued.
     Please refer to your contract for any state variations of this waiver)

If, after the first contract year and before the maturity date, the annuitant begins confinement in an Eligible Nursing Home, you may make a total or partial withdrawal, subject to the maximum withdrawal amount described below, without incurring a Withdrawal Charge. In order for the Withdrawal Charge to be waived, the withdrawal must be made during continued confinement in an Eligible Nursing Home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an Eligible Nursing Home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An Eligible Nursing Home is defined as an institution or special nursing unit of a hospital which:

(a) is Medicare approved as a provider of skilled nursing care services; and

(b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

                                       OR

Meets all of the following standards:

(a) is licensed as a nursing care facility by the state in which it is licensed;

(b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

(c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

(d) provides, as a primary function, nursing care and room and board; and charges for these services;

(e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

(f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

(g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the Withdrawal Charge is the contract value on the next valuation date following written proof of claim, less any purchase payments made within a one-year period before confinement in an Eligible Nursing Home begins, less any purchase payments made on or after the Annuitant's 71st birthday.

Any withdrawal requested which falls under the scope of this waiver will be paid as soon as we receive proper written proof of your claim, and will be paid in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your contract.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D
--------------------------------------------------------------------------------

                            MARKET VALUE ADJUSTMENT

If you (the Annuitant) have selected any period certain option, you may elect to surrender a payment equal to a portion or all of the present value of the remaining period certain payments any time after the first contract year. There is a surrender charge of 5% of the amount withdrawn under this option.

For fixed annuity payments, we calculate the present value of the remaining period certain payments using a current interest rate. The current interest rate is the then current annual rate of return offered by Us on new Fixed Annuity period certain only annuitizations for the amount of time remaining in the certain period. If the period of time remaining is less than the minimum length of time for which we offer a new Fixed Annuity Period Certain Only Annuitization, then the interest rate will be the rate of return for that minimum length of time.

The formula for calculating the Present Value is as follows:

              Present Value =LOGO[Payment(s) X (1/1 + iC)(t/365)]
Where
        iC = the interest rate described above
        n = the number of payments remaining in the contract owner's certain period at the time of request for this benefit t = number of days remaining until that payment is made, adjusting for leap years.

If you request a percentage of the total amount available, the remaining period certain payments will be reduced by that percentage for the remainder of the certain period. After the certain period expires, any remaining payments will increase to the level they would have been had no liquidation taken place.

Illustration:

Amount Annuitized:  $12,589.80
Annuity Option:     Life w/10 Year Certain
                    $1,000 Annually--first payment
Annuity Payments:   immediately

For the purposes of this illustration, assume after two years (immediately preceding the third payment), you choose to receive full liquidity, and the current rate of return which we are then crediting for 8 year fixed Period Certain Only Annuitizations is 4.00%. The total amount available for liquidity is calculated as follows:

1000 + (1000/1.04) + (1000/1.04)( 7/8)2 + (1000/1.04)( 7/8)3 + (1000/1.04)
( 7/8)4 + (1000/1.04)( 7/8)5 + (1000/1.04)( 7/8)6 + (1000/1.04)
( 7/8)7 = $7002.06

The surrender penalty is calculated as 5% of $7,002.06, or $350.10.

The net result to you after subtraction of the surrender penalty of $350.10 would be $6,651.96.

You would receive no more payments for 8 years. After 8 years, if you are still living, you will receive $1000 annually until your death.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX E
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

     The Insurance Company
     Principal Underwriter
     Distribution and Principal Underwriting Agreement
     Valuation of Assets
     Mixed and Shared Funding
     Performance Information
     Federal Tax Considerations
     Independent Accountants
     Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated May 1, 2000 are available without charge. To request a copy, please complete the coupon found below and mail it to: The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, Connecticut, 06183-8130. The Travelers Insurance Company Statement of Information is printed on Form L-21256S, and The Travelers Life and Annuity Company Statement of Information is printed on Form L-21257S.


Name:
------------------------------------------------

Address:
------------------------------------------------

         ---------------------------------------------------------

                           THIS PAGE INTENTIONALLY LEFT BLANK.

                           THIS PAGE INTENTIONALLY LEFT BLANK.

                           THIS PAGE INTENTIONALLY LEFT BLANK.

L-21256                                                           TIC Ed. 5-2000
                                                               Printed in U.S.A.

                                     PART B

          Information Required in a Statement of Additional Information

                          TRAVELERS RETIREMENT ACCOUNT
                                VARIABLE ANNUITY


                       STATEMENT OF ADDITIONAL INFORMATION

                                      dated

                                   May 1, 2000

                                       for

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Variable Annuity Contract Prospectus dated May 1, 2000. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, Connecticut 06183-8036, or by calling (800) 842-9406 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.




                                TABLE OF CONTENTS

THE INSURANCE COMPANY . . . . . . . . . . . . . . . . . . . . . . .        2

PRINCIPAL UNDERWRITER . . . . . . . . . . . . . . . . . . . . . . .        2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT . . . . . . . . .        3

VALUATION OF ASSETS . . . . . . . . . . . . . . . . . . . . . . . .        3

MIXED AND SHARED FUNDING  . . . . . . . . . . . . . . . . . . . . .        4

PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . .        4

FEDERAL TAX CONSIDERATIONS . . . . . . . . . . . .. . . . . . . . .        9

INDEPENDENT ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . .        11

FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . .        F-1

                              THE INSURANCE COMPANY

        The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183 and its telephone number is (860) 277-0111.

        The Company is a wholly owned subsidiary of The Travelers Insurance Group Inc., an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

        The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. Separate Account Five meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Separate Account Five are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account.


                              PRINCIPAL UNDERWRITER

        CFBDS, Inc. serves as principal underwriter for Separate Account Five and the Contracts. The offering is continuous. CFBDS, Inc.'s principal executive offices are located at 21 Milk Street, Boston, MA 02116. CFBDS is not affiliated with the Company or Separate Account Five. However, it is currently anticipated that Travelers Distribution LLC, an affiliated broker dealer, may become the principal underwriter for the Contracts during the year 2000.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

        Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, CFBDS and the Company, CFBDS acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses CFBDS for certain sales and overhead expenses connected with sales functions.

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. Eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

        Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

        Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

        Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

      (a) = investment income plus capital gains and losses (whether realized or unrealized);
      (b) = any deduction for applicable taxes (presently zero);
            and
      (c) = the value of the assets of the funding option at the beginning of the valuation period.

        The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An annuity unit value as of any business day is equal to (a) the value of the annuity unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                            MIXED AND SHARED FUNDING
        Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceiveable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently forsee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


                             PERFORMANCE INFORMATION

        From time to time, the Company may advertise several types of historical performance for the Funding Options of Separate Account Five. The Company may advertise the "standardized average annual total returns" of the Funding Options, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the "nonstandardized total returns," as described below:

        STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the "since inception" total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

        NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of any applicable withdrawal charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

        For Funding Options that were in existence prior to the date they became available under Separate Account Five, the nonstandardized average annual total return quotations will reflect the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

        GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of Separate Account Six and the Funding Options.

        Average annual total returns for each Funding Option computed according to the standardized and nonstandardized methods for the period ending December 31, 1999 are set forth in the following tables.

                          TRAVELERS RETIREMENT ACCOUNT
                 STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99


-------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:                                    1 Year       5 Year    10 Year (or inception)     Inception Date #
-------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                            -            -               23.32%                 3/25/99
-------------------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund                    -            -               -5.77%                 3/23/99
-------------------------------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund         -            -               38.70%                 3/23/99
-------------------------------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund           -            -               20.40%                 3/22/99
-------------------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                     -            -              -11.17%                 7/20/99
-------------------------------------------------------------------------------------------------------------------------
Delaware Small Cap Value Series                      -            -               -6.13%                 4/20/99
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Capital Appreciation Portfolio               -            -                2.32%                 3/23/99
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                          -            -               17.38%                  4/6/99
-------------------------------------------------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity)                   -            -               -3.36%                 3/25/99
-------------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio Class II *                    -            -                7.23%                 3/22/99
-------------------------------------------------------------------------------------------------------------------------
Federated Stock Portfolio                            -            -               -8.61%                 4/21/99
-------------------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                       -            -               15.85%                 3/23/99
-------------------------------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio                 -            -               13.04%                 4/21/99
-------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                         -            -               51.85%                 5/10/99
-------------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                               -            -               14.85%                 3/25/99
-------------------------------------------------------------------------------------------------------------------------
Montgomery Variable Series: Growth Fund              -            -               14.41%                 3/25/99
-------------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust Equity Portfolio              -            -              -11.89%                 6/17/99
-------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Capital Fund                        -            -               15.66%                 3/22/99
-------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                      -            -                3.02%                 3/31/99
-------------------------------------------------------------------------------------------------------------------------
Smith Barney International Equity Portfolio          -            -               48.53%                 3/22/99
-------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio              -            -                7.19%                 3/29/99
-------------------------------------------------------------------------------------------------------------------------
Social Awareness Stock Portfolio (Smith Barney)      -            -                5.53%                 3/23/99
-------------------------------------------------------------------------------------------------------------------------
Strategic Stock Portfolio                            -            -              -10.68%                  9/8/99
-------------------------------------------------------------------------------------------------------------------------
Strong Schafer Value Fund II                         -            -              -16.88%                  7/6/99
-------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio        -            -                7.29%                 6/15/99
-------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio      -            -                8.94%                 5/10/99
-------------------------------------------------------------------------------------------------------------------------
Utilities Portfolio (Smith Barney)                   -            -               -9.14%                  5/4/99
-------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Markets Portfolio            -            -               42.66%                 5/24/99
-------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
-------------------------------------------------------------------------------------------------------------------------
American Odyssey Global High-Yield Bond Fund         -            -                1.27%                 3/23/99
-------------------------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund         -            -               -4.85%                 3/23/99
-------------------------------------------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund                 -            -               -7.29%                 3/22/99
-------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                  -            -               -4.30%                  6/8/99
-------------------------------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                   -            -               -4.64%                 5/19/99
-------------------------------------------------------------------------------------------------------------------------
Travelers High Yield Bond Trust                      -            -               -7.17%                  5/7/99
-------------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                     -            -               -5.16%                 3/23/99
-------------------------------------------------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio       -            -               -8.34%                 3/23/99
-------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
-------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                           -            -               -5.85%                 4/16/99
-------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Total Return Fund                   -            -               -5.18%                 3/23/99
-------------------------------------------------------------------------------------------------------------------------
Travelers Managed Assets Trust                       -            -                4.33%                 3/22/99
-------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
-------------------------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio                     -            -               -2.32%                  4/6/99
-------------------------------------------------------------------------------------------------------------------------

* Certain funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. # The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.

                         TRAVELERS RETIREMENT ACCOUNT
              NON STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99

                                                        AVERAGE ANNUAL RETURNS
                                                   ----------------------------------------------------------------------------
                                                        YTD      1 YR       3YR      5YR         Inception To   Inception
                                                                                                     Date         Date #
-------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
-------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                              30.62%   30.62%    28.49%    29.25%          27.15%       6/20/94
-------------------------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund                      -1.52%   -1.52%    13.54%    19.48%          14.10%        5/1/93
-------------------------------------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund           35.03%   35.03%     8.79%     9.97%           9.92%        5/1/93
-------------------------------------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund             30.89%   30.89%    15.49%    16.85%          13.76%        5/1/93
-------------------------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                       -3.83%   -3.83%       -        -             -8.20%        5/6/98
-------------------------------------------------------------------------------------------------------------------------------
Delaware Small Cap Value Series                        -6.04%   -6.04%     5.06%    10.93%           9.28%      12/23/93
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus Capital Appreciation Portfolio                 10.08%   10.08%    21.43%    23.96%          18.56%        4/5/93
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                            21.63%   21.63%    10.17%    14.49%          33.99%       8/31/90
-------------------------------------------------------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity)                      3.61%    3.61%    14.35%      -             16.47%       8/30/96
-------------------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio Class II *                      19.10%   19.10%    25.85%    27.03%          19.72%      11/30/91
-------------------------------------------------------------------------------------------------------------------------------
Federated Stock Portfolio                               4.04%    4.04%    16.83%      -             19.02%       8/30/96
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                         27.72%   27.72%    27.22%      -             28.74%       8/30/96
-------------------------------------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio                   20.20%   20.20%    12.64%      -             13.39%        8/1/96
-------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                           62.14%   62.14%       -        -             30.99%       3/23/98
-------------------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                 22.14%   22.14%       -        -             14.99%       3/23/98
-------------------------------------------------------------------------------------------------------------------------------
Montgomery Variable Series: Growth Fund                19.29%   19.29%    15.47%      -             18.52%        2/9/96
-------------------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust Equity Portfolio                 1.25%    1.25%    11.84%    18.50%          14.40%        8/1/88
-------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Capital Fund                          20.57%   20.57%       -        -             20.13%       2/17/98
-------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                        10.27%   10.27%       -        -             10.54%       2/17/98
-------------------------------------------------------------------------------------------------------------------------------
Smith Barney International Equity Portfolio            65.66%   65.66%    20.90%    17.68%          14.88%       6/20/94
-------------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                29.21%   29.21%       -        -             32.71%        5/6/98
-------------------------------------------------------------------------------------------------------------------------------
Social Awareness Stock Portfolio (Smith Barney)        14.40%   14.40%    23.39%    23.99%          16.62%        5/1/92
-------------------------------------------------------------------------------------------------------------------------------
Strategic Stock Portfolio                               3.66%    3.66%       -        -             -1.86%        5/6/98
-------------------------------------------------------------------------------------------------------------------------------
Strong Schafer Value Fund II                           -4.06%   -4.06%       -        -             -2.09%      10/10/97
-------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio          12.06%   12.06%       -        -             21.87%        4/1/97
-------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio        18.92%   18.92%       -        -              2.91%        5/1/98
-------------------------------------------------------------------------------------------------------------------------------
Utilities Portfolio (Smith Barney)                     -1.32%   -1.32%    12.53%    14.06%          11.89%        2/4/94
-------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Markets Portfolio              79.18%   79.18%       -        -             21.82%      12/31/97
-------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
-------------------------------------------------------------------------------------------------------------------------------
American Odyssey Global High-Yield Bond Fund            9.31%    9.31%       -        -              1.39%        5/1/98
-------------------------------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund            0.23%    0.23%     4.47%    5.85%            4.25%        5/1/93
-------------------------------------------------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund                   -3.95%   -3.95%     4.60%    6.72%            5.15%        5/1/93
-------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                    -0.15%   -0.15%     1.83%    5.52%            5.13%       6/20/94
-------------------------------------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                      1.32%    1.32%     4.17%    8.23%            7.17%       6/22/94
-------------------------------------------------------------------------------------------------------------------------------
Travelers High Yield Bond Trust                         3.13%    3.13%     7.70%   10.30%            7.48%       6/10/83
-------------------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                       -0.17%   -0.17%     4.23%      -              4.75%       8/30/96
-------------------------------------------------------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio         -5.33%   -5.33%     4.65%     7.13%           5.39%       1/24/92
-------------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
-------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                              1.36%    1.36%    10.20%    13.43%          11.62%       6/20/94
-------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Total Return Fund                     -0.47%   -0.47%       -        -              2.23%       2/17/98
-------------------------------------------------------------------------------------------------------------------------------
Travelers Managed Assets Trust                         12.81%   12.81%    17.46%    17.97%          10.24%        6/7/83
-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
-------------------------------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio                        3.67%    3.67%     3.72%     3.39%           3.78%      12/31/87
-------------------------------------------------------------------------------------------------------------------------------

* Certain funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. # The inception date is the date that the underlying fund commenced operations.

                   TRAVELERS RETIREMENT ACCOUNT CHART PROGRAM
                 STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99

                                                -------------------------------------------------------------
                                                  1 YR     5 YR     10 YR or Inception     Inception Date #
-------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
-------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund                   -        -            -6.53%              3/23/1999
-------------------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund        -        -            39.88%              3/23/1999
-------------------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund          -        -            20.75%              3/22/1999
-------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS
-------------------------------------------------------------------------------------------------------------
American Odyssey Global High -Yield Bond Fund       -        -             0.76%              3/23/1999
-------------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund        -        -            -5.61%              3/23/1999
-------------------------------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund                -        -            -8.21%              3/22/1999
-------------------------------------------------------------------------------------------------------------

# The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.

                   TRAVELERS RETIREMENT ACCOUNT CHART PROGRAM
               NON STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99

                                                                ------------------------------------------
                                                                     AVERAGE ANNUAL RETURNS
                                                                ------------------------------------------
                                                                                 Inception To  Inception
                                                 YTD      1 YR     3YR     5YR       Date        Date #
-----------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS
-----------------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund               -2.31%   -2.31%  12.63%  18.53%     13.21%      5/1/93
-----------------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund    33.99%   33.99%   7.87%   0.92%      2.85%      5/1/93
-----------------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund      29.87%   29.87%  14.58%  15.88%     12.81%      5/1/93
-----------------------------------------------------------------------------------------------------------
BOND ACCOUNTS
-----------------------------------------------------------------------------------------------------------
American Odyssey Global High -Yield Bond Fund    8.44%    8.44%     -       -        0.55%      5/1/98
-----------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund    -0.56%   -0.56%   3.64%   2.74%      1.72%      5/1/93
-----------------------------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund            -5.10%   -5.10%   3.49%   5.71%      4.18%      5/1/93
-----------------------------------------------------------------------------------------------------------

                                               --------------------------------------
                                                  CALENDAR YEAR RETURNS
                                               --------------------------------------

                                                  1998        1997         1996
-------------------------------------------------------------------------------------
STOCK ACCOUNTS
-------------------------------------------------------------------------------------
American Odyssey Core Equity Fund                -2.31%      13.19%          -
-------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund     33.99%     -10.68%          -
-------------------------------------------------------------------------------------
American Odyssey International Equity Fund       29.87%      12.54%          -
-------------------------------------------------------------------------------------
BOND ACCOUNTS
-------------------------------------------------------------------------------------
American Odyssey Global High -Yield Bond Fund     8.44%         -            -
-------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund     -0.56%       6.28%          -
-------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund             -5.10%       6.40%          -
-------------------------------------------------------------------------------------

# The inception date is the date that the underlying fund commenced operations.

                           FEDERAL TAX CONSIDERATIONS

        The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract. For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS
        Federal tax law generally requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which a participant under a qualified plan, a Section 403(b) annuity, or an IRA attains age 70 1/2. Distributions must also begin or be continued according to required patterns following the death of the contract owner or the annuitant.

INDIVIDUAL RETIREMENT ANNUITIES
        To the extent of earned income for the year and not exceeding $2,000 per individual, an individual may make deductible contributions to an individual retirement annuity (IRA). There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit of $4,000.

        The Code provides for the purchase of a Simplified Employee Pension
(SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of 15% of compensation up to $30,000 for each participant.

SIMPLE PLAN IRA FORM
        Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to $6,000. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution of 100% on the first 3% or 7% contribution for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS
        Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations ($2,000 per year for annual contributions), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

        Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

QUALIFIED PENSION AND PROFIT-SHARING PLANS
        Under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

        Distributions are taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Certain lump-sum distributions may be eligible for special forward averaging tax treatment for certain classes of individuals.

FEDERAL INCOME TAX WITHHOLDING
        The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS OR FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS

        There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another retirement plan but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

        (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

        (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

        (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 701/2 or as otherwise required by law.

        A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.      OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

        To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

        The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity PROGRAMS. As of January 1, 1999, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $14,850 or less per year, will generally be exempt from periodic withholding.

        Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

        Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are not permitted to elect out of withholding.

                             INDEPENDENT ACCOUNTANTS

        The consolidated financial statements of The Travelers Insurance Company and subsidiaries as of December 31, 1999 and 1998, and for each of the years in the three-year period ended December 31, 1999, included herein, and the financial statements of Separate Account Five as of December 31, 1999 and for the period from June 9, 1999 (date operations commenced) to December 31, 1999, also included herein, have been included in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

ANNUAL REPORT
DECEMBER 31, 1999









                         THE TRAVELERS SEPARATE ACCOUNT FIVE
                         FOR VARIABLE ANNUITIES












    [TRAVELERS LIFE & ANNUNITY LOGO]

    The Travelers Insurance Company
    The Travelers Life and Annuity Company
    One Tower Square
    Hartford, CT  06183

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                              FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999



ASSETS:
   Investments in eligible funds at market value:
      American Odyssey Funds, Inc., 22,541 shares (cost $283,969).......................    $    295,362
      Delaware Group Premium Fund, Inc., 220 shares (cost $3,207).......................           3,381
      Dreyfus Variable Investment Fund, 10,030 shares (cost $401,226)...................         418,572
      Greenwich Street Series Fund, 10,420 shares (cost $340,622).......................         373,136
      High Yield Bond Trust, 9,608 shares (cost $89,634)................................          90,988
      Managed Assets Trust, 47,492 shares (cost $954,674)...............................       1,003,037
      Money Market Portfolio, 175,109 shares (cost $175,109)............................         175,109
      Salomon Brothers Variable Series Funds Inc., 1,739 shares (cost $21,065)..........          21,265
      Montgomery Funds III, 1,498 shares (cost $25,619).................................          27,543
      The Travelers Series Trust, 48,281 shares (cost $756,381).........................         772,542
      Travelers Series Fund Inc., 27,421 shares (cost $568,112).........................         621,393
      Warburg Pincus Trust, 4,470 shares (cost $57,109).................................          63,389
                                                                                            --------------

        Total Investments (cost $3,676,727).............................................                     $  3,865,717

   Receivables:
     Dividends..........................................................................                              461
     Purchase payments and transfers from other Travelers accounts......................                          195,272
   Other assets.........................................................................                               38
                                                                                                            --------------

     Total Assets.......................................................................                        4,061,488
                                                                                                            --------------


LIABILITIES:
   Payables:
     Insurance charges..................................................................                            1,190
                                                                                                            --------------

         Total Liabilities..............................................................                            1,190
                                                                                                            --------------

NET ASSETS:                                                                                                  $  4,060,298
                                                                                                            ==============













                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
  FOR THE PERIOD JUNE 9, 1999 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1999

INVESTMENT INCOME:
   Dividends.....................................................................                     $     27,054

EXPENSES:
   Insurance charges.............................................................                            8,775
                                                                                                     --------------

      Net investment income......................................................                           18,279
                                                                                                     --------------

REALIZED GAIN (LOSS) AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) from investment transactions:
     Proceeds from investments sold..............................................     $    489,944
      Cost of investments sold...................................................          500,008
                                                                                     --------------

         Net realized gain (loss)................................................                          (10,064)

Unrealized gain (loss) on investments:
   Unrealized gain at December 31, 1999..........................................                          188,990
                                                                                                     --------------


         Net realized gain (loss) and unrealized gain (loss).....................                          178,926
                                                                                                     --------------

Net increase in net assets resulting from operations.............................                     $    197,205
                                                                                                     ==============






                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
  FOR THE PERIOD JUNE 9, 1999 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1999





OPERATIONS:
  Net investment income.......................................................          $            18,279
  Net realized gain (loss) from investment transactions.......................                      (10,064)
  Unrealized gain (loss) on investments.......................................                      188,990
                                                                                         -------------------

    Net increase in net assets resulting from operations......................                      197,205
                                                                                         -------------------


UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 4,009,338 units)...........................................                    4,252,582
  Participant transfers from other Travelers accounts
    (applicable to 80,997 units)..............................................                       86,139
  Contract surrenders
    (applicable to 23,101 units)..............................................                      (23,541)
  Participant transfers to other Travelers accounts
    (applicable to 446,596 units).............................................                     (449,434)
  Other payments to participants
    (applicable to 2,657 units)...............................................                       (2,653)
                                                                                         -------------------

    Net increase in net assets resulting from unit transactions...............                    3,863,093
                                                                                         -------------------

      Net increase in net assets..............................................                    4,060,298

 NET ASSETS:
  Beginning of period.........................................................                            -
                                                                                         -------------------

  End of period...............................................................           $        4,060,298
                                                                                         ===================



                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Separate Account Five for Variable Annuities ("Separate Account Five") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Travelers. Separate Account Five is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account Five is comprised of the Travelers Retirement Account product.

    Participant purchase payments applied to Separate Account Five are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1999, the eligible funds available under Separate Account Five were: Managed Assets Trust; High Yield Bond Trust; Money Market Portfolio; U.S. Government Securities Portfolio, Utilities Portfolio, Social Awareness Stock Portfolio, Travelers Quality Bond Portfolio, Lazard International Stock Portfolio, Federated Stock Portfolio, Large Cap Portfolio, Equity Income Portfolio, Disciplined Mid Cap Stock Portfolio, Disciplined Small Cap Stock Portfolio, MFS Mid Cap Growth Portfolio, MFS Research Portfolio and Strategic Stock Portfolio of The Travelers Series Trust; American Odyssey Core Equity Fund, American Odyssey Emerging Opportunities Fund, American Odyssey International Equity Fund, American Odyssey Long-Term Bond Fund, American Odyssey Intermediate-Term Bond Fund and American Odyssey Global High-Yield Bond Fund of American Odyssey Funds, Inc.; Alliance Growth Portfolio, Smith Barney High Income Portfolio, MFS Total Return Portfolio, Smith Barney International Equity Portfolio, Putnam Diversified Income Portfolio and Smith Barney Large Capitalization Growth Portfolio of Travelers Series Fund Inc.; Equity Index Portfolio Class II of the Greenwich Street Series Fund; Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Total Return Fund and Salomon Brothers Variable Capital Fund of Salomon Brothers Variable Series Funds Inc. (all of which are managed by affiliates of The Travelers); Small Cap Portfolio and Capital Appreciation Portfolio of Dreyfus Variable Investment Fund; REIT Series and Small Cap Value Series of Delaware Group Premium Fund, Inc.; Montgomery Variable Series: Growth Fund of Montgomery Funds III; Equity Portfolio of OCC Accumulation Trust; Strong Schafer Value Fund II of Strong Variable Insurance Funds, Inc; and Emerging Markets Portfolio of Warburg Pincus Trust. All of the funds are Massachusetts business trusts, except for American Odyssey Funds, Inc., Dreyfus Stock Index Fund, Travelers Series Fund Inc., Salomon Brothers Variable Series Funds Inc. and Delaware Group Premium Fund, Inc. which are incorporated under Maryland law; Strong Variable Insurance Funds, Inc. which is a Wisconsin corporation and Montgomery Funds III which is a Delaware business trust. Not all funds may be available in all states or to all contract owners.

    The following is a summary of significant accounting policies consistently followed by Separate Account Five in the preparation of its financial statements.

    SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

    SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

    FEDERAL INCOME TAXES. The operations of Separate Account Five form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account Five. Separate Account Five is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

    The aggregate costs of purchases and proceeds from sales of investments were $4,176,734 and $489,944 respectively, for the period ended December 31, 1999. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $3,676,727 at December 31, 1999. Gross unrealized appreciation for all investments at December 31, 1999 was $198,640. Gross unrealized depreciation for all investments at December 31, 1999 was $9,650.

3.  CONTRACT CHARGES

    Insurance charges are paid for the mortality and expense risks assumed by The Travelers. Each business day, The Travelers deducts a mortality and expense charge which is reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 0.80%, for Standard Death Benefit contracts (identified in Note 5 with a preface of "Standard") and 1.25% for the Optional Death Benefit and Credit contracts (identified in Note 5 with a preface of "Optional").

    No sales charge is deducted from participant purchase payments when they are received. However, The Travelers may assess a contingent deferred sales charge (up to 5% if a participant's purchase payment is surrendered within five years of its payment date). Contract surrender payments include $92 of contingent deferred sales charges for the ended December 31, 1999. See the product prospectus for a more detailed explanation of withdrawal charges.

    Participants in American Odyssey Funds, Inc. (the "Funds"), may elect to enter into a separate asset allocation advisory agreement with Copeland Financial Services, Inc. ("Copeland"), an affiliate of The Travelers. Under this arrangement, Copeland provides asset allocation advice and charges participants an annual fee. The annual fee, which decreases as a participant's assets in the Funds increase, is equivalent to an amount of up to 0.80% of the participant's assets in the Funds. There were no annual fee charges for the period ended December 31, 1999.

    If the Variable Annuitization Floor Benefit is selected, a charge is deducted. This charge compensates The Travelers for guaranteeing a minimum variable annuity payment regardless of the performance of the funding option. This charge will vary based upon market conditions, but will not exceed 3% annually. This charge will be set at the time of election and will remain level throughout the term of annuitization. If the Liquidity Benefit is selected, there is a surrender charge of 5% of the amount withdrawn. This floor benefit feature is available in Equity Index Portfolio Class II, Travelers Quality Bond Portfolio and U.S. Government Securities Portfolio only. Accordingly, in Note 5, these funding options list the values associated with each of these charges in effect as of December 31, 1999.

4.  OTHER

    If the Optional Death Benefit and Credit is selected, The Travelers will add a credit to the contract with each purchase payment. Each credit is added to the contract value when the applicable purchase payment is applied and will equal 2% of each purchase payment. These credits are applied pro rata to the same funding option(s) to which the purchase payment was applied. An additional annuitization credit is applied to a contract value once an annuity option is purchased. This credit equals 0.5% of the contract value if annuitized during contract years 2-5, 1% during contract years 6-10 and 2% after contract year 10. There is no credit applied to contracts held less than one year.

5.  NET CONTRACT OWNERS' EQUITY *



                                                                                   DECEMBER 31, 1999
                                                   -----------------------------------------------------------------------------

                                                        ACCUMULATION         ANNUITY           UNIT                    NET
                                                            UNITS             UNITS           VALUE                  ASSETS
                                                            -----             -----           -----                  ------
American Odyssey Funds, Inc.
    American Odyssey Core Equity Fund
      Standard, 3% AIR..............................      21,459                  -          $   0.995              $   21,361
      Standard, 5% AIR..............................           -                  -              0.995                       -
      Optional, 3% AIR..............................      68,472                  -              0.992                  67,919
      Optional, 5% AIR..............................           -                  -              0.992                       -
    American Odyssey Emerging Opportunities Fund
      Standard, 3% AIR .............................       6,201                  -              1.465                   9,086
      Standard, 5% AIR .............................           -                  -              1.465                       -
      Optional, 3% AIR .............................      29,981                  -              1.460                  43,775
      Optional, 5% AIR .............................           -                  -              1.460                       -
    American Odyssey Global High-Yield Bond Fund
      Standard, 3% AIR..............................           -                  -              1.070                       -
      Standard, 5% AIR..............................           -                  -              1.070                       -
      Optional, 3% AIR..............................      18,317                  -              1.066                  19,527
      Optional, 5% AIR.....................                    -                  -              1.066                       -
    American Odyssey Intermediate-Term Bond Fund
      Standard, 3% AIR..............................      73,160                  -              1.005                  73,531
      Standard, 5% AIR..............................           -                  -              1.005                       -
      Optional, 3% AIR..............................      44,935                  -              1.002                  45,006
      Optional, 5% AIR..............................           -                  -              1.002                       -
    American Odyssey International Equity Fund
      Standard, 3% AIR..............................       6,933                  -              1.272                   8,817
      Standard, 5% AIR..............................           -                  -              1.272                       -
      Optional, 3% AIR..............................      91,971                  -              1.267                 116,562
      Optional, 5% AIR..............................           -                  -              1.267                       -
    American Odyssey Long-Term Bond Fund
      Standard, 3% AIR..............................      37,502                  -              0.979                  36,727
      Standard, 5% AIR..............................           -                  -              0.979                       -
      Optional, 3% AIR..............................      49,414                  -              0.976                  48,223
      Optional, 5% AIR..............................           -                  -              0.976                       -

   Delaware Group Premium Fund, Inc.
     Small Cap Value Series
      Optional, 5% AIR..............................           -                  -              0.991                       -
      Standard, 3% AIR..............................           -                  -              0.991                       -
      Optional, 3% AIR..............................       3,413                  -              0.988                   3,373
      Standard, 5% AIR..............................           -                  -              0.988                       -


5.  NET CONTRACT OWNERS' EQUITY (CONTINUED) *




                                                                              DECEMBER 31, 1999
                                                  --------------------------------------------------------------------

                                                     ACCUMULATION          ANNUITY           UNIT            NET
                                                         UNITS              UNITS           VALUE          ASSETS
                                                         -----              -----           -----          ------
Dreyfus Variable Investment Fund
   Capital Appreciation Portfolio
      Standard, 3% AIR........................          24,552                   -         $ 1.081        $    26,535
      Standard, 5% AIR........................               -                   -           1.081                  -
      Optional, 3% AIR........................         296,595              23,873           1.077            345,145
      Optional, 5% AIR........................               -                   -           1.077                  -
   Small Cap Portfolio
      Standard, 3% AIR........................               -                   -           1.240                  -
      Standard, 5% AIR........................               -                   -           1.240                  -
      Optional, 3% AIR........................          37,863                   -           1.236             46,785
      Optional, 5% AIR........................               -                   -           1.236                  -

Greenwich Street Series Fund
   Equity Index Portfolio Class II
      Standard, 3% AIR........................          13,350                   -           1.133             15,122
      Standard, 5% AIR........................               -                   -           1.133                  -
      Optional, 3% AIR........................         293,320              23,770           1.129            357,922
      Optional, 5% AIR........................               -                   -           1.129                  -
      Standard, 3% AIR, .62% Floor Charge.....               -                   -           1.127                  -
      Standard, 3% AIR, 1.10% Floor Charge....               -                   -           1.123                  -
      Optional, 3% AIR, .83% Floor Charge.....               -                   -           1.122                  -
      Optional, 3% AIR, 1.40% Floor Charge....               -                   -           1.117                  -

High Yield Bond Trust
      Standard, 3% AIR........................               -                   -           0.980                  -
      Standard, 5% AIR........................               -                   -           0.980                  -
      Optional, 3% AIR........................          93,082                   -           0.977             90,960
      Optional, 5% AIR........................               -                   -           0.977                  -

Managed Assets Trust
      Standard, 3% AIR........................          13,609                   -           1.102             14,998
      Standard, 5% AIR........................               -                   -           1.102                  -
      Optional, 3% AIR........................         899,389                   -           1.098            987,740
      Optional, 5% AIR........................               -                   -           1.098                  -

Money Market Portfolio
      Standard, 3% AIR........................          36,453                   -           1.032             37,604
      Standard, 5% AIR........................               -                   -           1.032                  -
      Optional, 3% AIR........................         134,132                   -           1.028            137,910
      Optional, 5% AIR........................               -                   -           1.028                  -



5.  NET CONTRACT OWNERS' EQUITY (CONTINUED) *




                                                                                      DECEMBER 31, 1999
                                                    ---------------------------------------------------------------------------

                                                            ACCUMULATION          ANNUITY           UNIT               NET
                                                               UNITS               UNITS           VALUE              ASSETS
                                                               -----               -----           -----              ------
Salomon Brothers Variable Series Funds Inc.
    Salomon Brothers Variable Investors Fund
      Standard, 3% AIR..............................            13,535               -           $ 1.088           $     14,727
      Standard, 5% AIR..............................                 -               -             1.088                      -
      Optional, 3% AIR..............................             6,020               -             1.084                  6,529
      Optional, 5% AIR..............................                 -               -             1.084                      -

Montgomery Funds III
    Montgomery Variable Series: Growth Fund
      Standard, 3% AIR..............................                 -               -             1.208                      -
      Standard, 5% AIR..............................                 -               -             1.208                      -
      Optional, 3% AIR..............................            22,857               -             1.204                 27,527
      Optional, 5% AIR..............................                 -               -             1.204                      -

The Travelers Series Trust
    Equity Income Portfolio
      Standard, 3% AIR..............................            12,381               -             1.021                 12,639
      Standard, 5% AIR..............................                 -               -             1.021                      -
      Optional, 3% AIR..............................           255,091               -             1.017                259,491
      Optional, 5% AIR..............................                 -               -             1.017                      -
    Large Cap Portfolio
      Standard, 3% AIR..............................            12,719               -             1.224                 15,564
      Standard, 5% AIR..............................                 -               -             1.224                      -
      Optional, 3% AIR..............................            89,328               -             1.219                108,929
      Optional, 5% AIR..............................                 -               -             1.219                      -
    Lazard International Stock Portfolio
      Standard, 3% AIR..............................             4,591               -             1.194                  5,481
      Standard, 5% AIR..............................                 -               -             1.194                      -
      Optional, 3% AIR..............................                 -               -             1.190                      -
      Optional, 5% AIR..............................                 -               -             1.190                      -
    MFS Mid Cap Growth Portfolio
      Standard, 3% AIR..............................                 -               -             1.603                      -
      Standard, 5% AIR..............................                 -               -             1.603                      -
      Optional, 3% AIR..............................            91,838               -             1.598                146,798
      Optional, 5% AIR..............................                 -               -             1.598                      -


5.  NET CONTRACT OWNERS' EQUITY (CONTINUED) *


                                                                                   DECEMBER 31, 1999
                                                 ----------------------------------------------------------------------------------

                                                      ACCUMULATION         ANNUITY               UNIT              NET
                                                          UNITS             UNITS               VALUE             ASSETS
                                                          -----             -----               -----             ------
The Travelers Series Trust (continued)
    Social Awareness Stock Portfolio
      Standard, 3% AIR......................               14,167              -               $ 1.115          $   15,792
      Standard, 5% AIR......................                    -              -                 1.115                   -
      Optional, 3% AIR......................               57,036              -                 1.111              63,356
      Optional, 5% AIR......................                    -              -                 1.111                   -
    Disciplined Mid Cap Stock Portfolio
      Standard, 3% AIR......................                4,950              -                 1.132               5,605
      Standard, 5% AIR......................                    -              -                 1.132                   -
      Optional, 3% AIR......................               13,503              -                 1.129              15,249
      Optional, 5% AIR......................                    -              -                 1.129                   -
    Travelers Quality Bond Portfolio
      Standard, 3% AIR......................               19,941              -                 1.002              19,978
      Standard, 5% AIR......................                    -              -                 1.002                   -
      Optional, 3% AIR......................                8,527              -                 0.998               8,513
      Optional, 5% AIR......................                    -              -                 0.998                   -
      Standard, 3% AIR, .25% Floor Charge...                    -              -                 1.000                   -
      Standard, 3% AIR, .43% Floor Charge...                    -              -                 0.999                   -
      Optional, 3% AIR, .33% Floor Charge...                    -              -                 0.996                   -
      Optional, 3% AIR, .53% Floor Charge...                    -              -                 0.994                   -
    U.S. Government Securities Portfolio
      Standard, 3% AIR......................               20,423              -                 0.968              19,774
      Standard, 5% AIR......................                    -              -                 0.968                   -
      Optional, 3% AIR......................               75,867              -                 0.965              73,201
      Optional, 5% AIR......................                    -              -                 0.965                   -
      Standard, 3% AIR, .25% Floor Charge...                    -              -                 0.966                   -
      Standard, 3% AIR, .43% Floor Charge...                    -              -                 0.965                   -
      Optional, 3% AIR, .33% Floor Charge...                    -              -                 0.962                   -
      Optional, 3% AIR, .53% Floor Charge...                    -              -                 0.961                   -
    Utilities Portfolio
      Standard, 3% AIR......................                    -              -                 0.959                   -
      Standard, 5% AIR......................                    -              -                 0.959                   -
      Optional, 3% AIR......................                2,049              -                 0.956               1,960
      Optional, 5% AIR......................                    -              -                 0.956                   -

Travelers Series Fund Inc.
    Alliance Growth Portfolio
      Standard, 3% AIR......................               17,222              -                 1.303              22,433
      Standard, 5% AIR......................                    -              -                 1.303                   -
      Optional, 3% AIR......................              226,122              -                 1.298             293,526
      Optional, 5% AIR......................                    -              -                 1.298                   -
    MFS Total Return Portfolio
      Standard, 3% AIR......................                    -              -                 0.994                   -
      Standard, 5% AIR......................                    -              -                 0.994                   -
      Optional, 3% AIR......................              114,042              -                 0.991             113,023
      Optional, 5% AIR......................                    -              -                 0.991                   -

5.  NET CONTRACT OWNERS' EQUITY (CONTINUED) *



                                                                                      DECEMBER 31, 1999
                                                      ------------------------------------------------------------------------

                                                                ACCUMULATION         ANNUITY           UNIT             NET
                                                                   UNITS              UNITS           VALUE            ASSETS
                                                                   -----              -----           -----           -------
 Travelers Series Fund Inc. (continued)
    Smith Barney International Equity Portfolio
       Standard, 3% AIR.............................                     -               -           $ 1.569       $        -
       Standard, 5% AIR.............................                     -               -             1.569                -
       Optional, 3% AIR.............................                53,669               -             1.563           83,908
       Optional, 5% AIR.............................                     -               -             1.563                -
    Smith Barney High Income Portfolio
       Standard, 3% AIR.............................                20,231               -             1.007           20,365
       Standard, 5% AIR.............................                     -               -             1.007                -
       Optional, 3% AIR.............................                     -               -             1.004                -
       Optional, 5% AIR.............................                     -               -             1.004                -
    Smith Barney Large Capitalization Growth
     Portfolio
       Standard, 3% AIR.............................                     -               -             1.132                -
       Standard, 5% AIR.............................                     -               -             1.132                -
       Optional, 3% AIR.............................                77,927               -             1.128           87,930
       Optional, 5% AIR.............................                     -               -             1.128                -

  Warburg Pincus Trust
    Emerging Markets Portfolio
       Standard, 3% AIR.............................                     -               -             1.506                -
       Standard, 5% AIR.............................                     -               -             1.506                -
       Optional, 3% AIR.............................                42,199               -             1.502           63,372
       Optional, 5% AIR.............................                     -               -             1.502                -
                                                                                                                -------------

    Net Contract Owners' Equity.............................................................................    $  4,060,298
                                                                                                                =============


* An assumed interest rate of either 3% or 5% is applied in the calculation of annuity unit values depending on the type of annuitization selected. The values associated with each are identified in the table above as "3% AIR" and "5% AIR".

6.  STATEMENT OF INVESTMENTS


INVESTMENT OPTIONS                                                                        NO. OF           MARKET
                                                                                          SHARES           VALUE
                                                                                        ----------       ----------
 AMERICAN ODYSSEY FUNDS, INC. (7.6%)
  American Odyssey Core Equity Fund (Cost $41,067)                                           2,298       $   40,479
  American Odyssey Emerging Opportunities Fund (Cost $11,132)                                  842           13,819
  American Odyssey Global High-Yield Bond Fund (Cost $0)                                         -                -
  American Odyssey Intermediate-Term Bond Fund (Cost $107,724)                              10,501          108,799
  American Odyssey International Equity Fund (Cost $68,712)                                  3,430           76,584
  American Odyssey Long-Term Bond Fund (Cost $55,334)                                        5,470           55,681
                                                                                        ----------       ----------
     Total (Cost $283,969)                                                                  22,541          295,362
                                                                                        ----------       ----------

 DELAWARE GROUP PREMIUM FUND, INC. (0.1%)
  Small Cap Value Series
     Total (Cost $3,207)                                                                       220            3,381
                                                                                        ----------       ----------
 DREYFUS VARIABLE INVESTMENT FUND (10.8%)
  Capital Appreciation Portfolio (Cost $359,122)                                             9,325          371,773
  Small Cap Portfolio (Cost $42,104)                                                           705           46,799
                                                                                        ----------       ----------
     Total (Cost $401,226)                                                                  10,030          418,572
                                                                                        ----------       ----------
 GREENWICH STREET SERIES FUND (9.7%)
  Equity Index Portfolio Class II
     Total (Cost $340,622)                                                                  10,420          373,136
                                                                                        ----------       ----------
 HIGH YIELD BOND TRUST (2.4%)
     Total (Cost $89,634)                                                                    9,608           90,988
                                                                                        ----------       ----------
 MANAGED ASSETS TRUST (25.9%)
     Total (Cost $954,674)                                                                  47,492        1,003,037
                                                                                        ----------       ----------
 MONEY MARKET PORTFOLIO (4.5%)
     Total (Cost $175,109)                                                                 175,109          175,109
                                                                                        ----------       ----------
 SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (0.6%)
  Salomon Brothers Variable Investors Fund
     Total (Cost $21,065)                                                                    1,739           21,265
                                                                                        ----------       ----------
 MONTGOMERY FUNDS III (0.7%)
  Montgomery Variable Series: Growth Fund
     Total (Cost $25,619)                                                                    1,498           27,543
                                                                                        ----------       ----------


                                                                                                  NO. OF             MARKET
                                                                                                  SHARES             VALUE
                                                                                                ----------       -------------
   THE TRAVELERS SERIES TRUST (20.0%)
       Equity Income Portfolio (Cost $279,635)                                                      18,085       $     272,188
       Large Cap Portfolio (Cost $119,967)                                                           5,899             124,522
       Lazard International Stock Portfolio (Cost $4,958)                                              351               5,496
       MFS Mid Cap Growth Portfolio (Cost $135,095)                                                  8,936             146,819
       Social Awareness Stock Portfolio (Cost $75,455)                                               2,692              79,184
       Disciplined Mid Cap Stock Portfolio (Cost $17,905)                                            1,337              20,863
       Travelers Quality Bond Portfolio (Cost $28,274)                                               2,635              28,507
       U.S. Government Securities Portfolio (Cost $93,092)                                           8,223              93,002
       Utilities Portfolio (Cost $2,000)                                                               123               1,961
                                                                                                ----------       -------------
           Total (Cost $756,381)                                                                    48,281             772,542
                                                                                                ----------       -------------
   TRAVELERS SERIES FUND INC. (16.1%)
       Alliance Growth Portfolio (Cost $277,512)                                                     9,612             316,050
       MFS Total Return Portfolio (Cost $114,545)                                                    6,966             113,058
       Smith Barney International Equity Portfolio (Cost $72,484)                                    3,655              83,945
       Smith Barney High Income Portfolio (Cost $19,785)                                             1,687              20,375
       Smith Barney Large Capitalization Growth Portfolio (Cost $83,786)                             5,501              87,965
                                                                                                ----------       -------------
           Total (Cost $568,112)                                                                    27,421             621,393
                                                                                                ----------       -------------
   WARBURG PINCUS TRUST (1.6%)
       Emerging Markets Portfolio
           Total (Cost $57,109)                                                                      4,470              63,389
                                                                                                ----------       -------------
  TOTAL INVESTMENT OPTIONS (100%)
   (COST $3,676,727)                                                                                             $   3,865,717
                                                                                                                 =============

                               This page intentionally left blank.

7. SCHEDULE OF SEPARATE ACCOUNT FIVE OPERATIONS AND CHANGES IN NET ASSETS FOR THE PERIOD JUNE 9, 1999 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1999


                                                             AMERICAN         AMERICAN         AMERICAN           AMERICAN
                                          AMERICAN       ODYSSEY EMERGING  ODYSSEY GLOBAL      ODYSSEY            ODYSSEY
                                        ODYSSEY CORE     OPPORTUNITIES     HIGH-YIELD BOND   INTERMEDIATE-     INTERNATIONAL
                                        EQUITY FUND           FUND              FUND        TERM BOND FUND      EQUITY FUND
                                       --------------   --------------    --------------    --------------     --------------
INVESTMENT INCOME:
Dividends..........................     $         -      $          -      $          -      $          -       $          -
                                       --------------   --------------    --------------    --------------     --------------

EXPENSES:
Insurance charges..................              94                29                 -               270                132
                                       --------------   --------------    --------------    --------------     --------------
      Net investment income (loss).             (94)              (29)                -              (270)              (132)
                                       --------------   --------------    --------------    --------------     --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment
   transactions:
  Proceeds from investments sold...              77                16                 -               212              1,055
  Cost of investments sold.........              79                15                 -               210              1,044
                                       --------------   --------------    --------------    --------------     --------------

      Net realized gain (loss).....              (2)                1                 -                 2                 11
                                       --------------   --------------    --------------    --------------     --------------

Unrealized gain (loss) on investments:
  End of period....................            (588)            2,687                 -             1,075              7,872
                                       --------------   --------------    --------------    --------------     --------------

Net increase (decrease) in net assets
      resulting from operations....            (684)            2,659                 -               807              7,751
                                       --------------   --------------    --------------    --------------     --------------




UNIT TRANSACTIONS:
Participant purchase payments......          89,964            50,202            19,527           109,217            117,673
Participant transfers from other
   Travelers accounts..............               -                 -                 -             8,513                (45)
Contract surrenders ...............               -                 -                 -                 -                  -
Participant transfers to other
   Travelers accounts..............               -                 -                 -                 -                  -
Other payments to participants.....               -                 -                 -                 -                  -
                                       --------------   --------------    --------------    --------------     --------------

  Net increase in net assets resulting
      from unit transactions.......          89,964            50,202            19,527           117,730            117,628
                                       --------------   --------------    --------------    --------------     --------------

      Net increase in net assets...          89,280            52,861            19,527           118,537            125,379



NET ASSETS:
  Beginning of period..............               -                 -                 -                 -                  -
                                       --------------   --------------    --------------    --------------     --------------

  End of period....................     $    89,280      $     52,861      $     19,527      $    118,537       $    125,379
                                       ==============   ==============    ==============    ==============     ==============



   AMERICAN                              DREYFUS CAPITAL
  ODYSSEY LONG-      SMALL CAP VALUE       APPRECIATION       DREYFUS SMALL
 TERM BOND FUND           SERIES            PORTFOLIO         CAP PORTFOLIO
----------------    ----------------     ---------------       -------------
 $            -      $            -       $       3,390         $         -
----------------    ----------------     ---------------       -------------


            135                   8               1,156                  56
----------------    ----------------     ---------------       -------------
           (135)                 (8)              2,234                 (56)
----------------    ----------------     ---------------       -------------



            113                   -              47,063                  24
            112                   -              47,358                  23
----------------    ----------------     ---------------       -------------

              1                   -                (295)                  1
----------------    ----------------     ---------------       -------------

            347                 174              12,651               4,695
----------------    ----------------     ---------------       -------------

            213                 166              14,590               4,640
----------------    ----------------     ---------------       -------------




         84,737               3,207             408,607              42,145
              -                   -               2,020                   -
              -                   -              (3,503)                  -
              -                   -             (48,715)                  -
              -                   -              (1,319)                  -
----------------    ----------------     ---------------       -------------

         84,737               3,207             357,090              42,145
----------------    ----------------     ---------------       -------------

         84,950               3,373             371,680              46,785



              -                   -                   -                   -
----------------    ----------------     ---------------       -------------

 $       84,950      $        3,373       $     371,680         $    46,785
================    ================     ===============       =============



                                                             SALOMON BROTHERS
  EQUITY INDEX       HIGH YIELD BOND       MANAGED ASSETS   VARIABLE INVESTORS
PORTFOLIO CLASS II       TRUST                  TRUST              FUND
------------------   ---------------       --------------   ------------------

 $              -     $            -        $      4,133      $          94
------------------   ----------------      --------------    ---------------

             1,132                234               2,146                 17
 ------------------   ----------------      --------------    ---------------
            (1,132)              (234)              1,987                 77
 ------------------   ----------------      --------------    ---------------



            75,540             30,808             223,246                  -
            74,514             30,892             232,943                  -
 ------------------   ----------------      --------------    ---------------

             1,026                (84)             (9,697)                 -
 ------------------   ----------------      --------------    ---------------

            32,514              1,354              48,363                200
 ------------------   ----------------      --------------    ---------------

            32,408              1,036              40,653                277
 ------------------   ----------------      --------------    ---------------




           414,338            120,548           1,172,096             15,324
             2,250                  -              12,787              5,655
            (9,631)                 -              (3,850)                 -
           (64,987)           (30,624)           (218,948)                 -
            (1,334)                 -                   -                  -
 ------------------   ----------------      --------------    ---------------

           340,636             89,924             962,085             20,979
 ------------------   ----------------      --------------    ---------------

           373,044             90,960           1,002,738             21,256


                 -                  -                   -                  -
 ------------------   ----------------      --------------    ---------------

  $        373,044     $       90,960        $  1,002,738      $      21,256
 ==================   ================      ==============    ===============

7. SCHEDULE OF SEPARATE ACCOUNT FIVE OPERATIONS AND CHANGES IN NET ASSETS FOR THE PERIOD JUNE 9, 1999 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1999 (CONTINUED)



                                                                             MONTGOMERY
                                                             MONEY MARKET  VARIABLE SERIES: EQUITY INCOME
                                                              PORTFOLIO      GROWTH FUND      PORTFOLIO
                                                             ------------  ---------------- -------------
INVESTMENT INCOME:
Dividends ..............................................     $   1,616        $     116       $  12,146
                                                             ---------        ---------       ---------

EXPENSES:
Insurance charges ......................................           319               31             587
                                                             ---------        ---------       ---------
  Net investment income (loss) .........................         1,297               85          11,559
                                                             ---------        ---------       ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment
  transactions:
  Proceeds from investments sold .......................        60,367               14           1,377
  Cost of investments sold .............................        60,367               14           1,425
                                                             ---------        ---------       ---------

      Net realized gain (loss) .........................             -                -             (48)
                                                             ---------        ---------       ---------

Unrealized gain (loss) on investments:
   End of period .......................................             -            1,924          (7,447)
                                                             ---------        ---------       ---------

Net increase (decrease) in net assets
       resulting from operations .......................         1,297            2,009           4,064
                                                             ---------        ---------       ---------



UNIT TRANSACTIONS:
Participant purchase payments ..........................       217,798           25,518         251,078
Participant transfers from other Travelers
    accounts ...........................................             -                -          17,888
Contract surrenders ....................................             -                -            (900)
Participant transfers to other Travelers
  accounts .............................................       (43,581)               -               -
Other payments to participants .........................             -                -               -
                                                             ---------        ---------       ---------

   Net increase in net assets
     resulting from unit transactions ..................       174,217           25,518         268,066
                                                             ---------        ---------       ---------

       Net increase in net assets ......................       175,514           27,527         272,130



NET ASSETS:
     Beginning of period ...............................             -                -               -
                                                             ---------        ---------       ---------

     End of period .....................................     $ 175,514        $  27,527       $ 272,130
                                                             =========        =========       =========



                                                                                            LAZARD
                                                                          LARGE CAP      INTERNATIONAL
                                                                          PORTFOLIO     STOCK PORTFOLIO
                                                                          ---------     ---------------
INVESTMENT INCOME:
Dividends ............................................................    $   3,715      $           -
                                                                          ---------     ---------------
EXPENSES:
Insurance charges ....................................................          194                 15
                                                                          ---------     ---------------
  Net investment income (loss) .......................................        3,521                (15)
                                                                          ---------     ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment
  transactions:
  Proceeds from investments sold .....................................          119                  -
  Cost of investments sold ...........................................          115                  -
                                                                          ---------     ---------------

      Net realized gain (loss) .......................................            4                  -
                                                                          ---------     ---------------

Unrealized gain (loss) on investments:
   End of period .....................................................        4,555                538
                                                                          ---------     ---------------


Net increase (decrease) in net assets
       resulting from operations .....................................        8,080                523
                                                                          ---------     ---------------
UNIT TRANSACTIONS:
Participant purchase payments ........................................      104,163              4,958
Participant transfers from other Travelers
    accounts .........................................................       12,250                  -
Contract surrenders ..................................................            -                  -
Participant transfers to other Travelers
  accounts ...........................................................            -                  -
Other payments to participants .......................................            -                  -
                                                                          ---------     ---------------
   Net increase in net assets
     resulting from unit transactions ................................      116,413              4,958
                                                                          ---------     ---------------

       Net increase in net assets ....................................      124,493              5,481


NET ASSETS:
   Beginning of period................................................            -                  -
                                                                          ---------     ---------------

   End of period .....................................................    $ 124,493      $       5,481
                                                                          =========     ===============



                                                                                          U.S. GOVERNMENT
      MFS MID CAP          SOCIAL AWARENESS     DISCIPLINED MID       TRAVELERS QUALITY      SECURITIES
   GROWTH PORTFOLIO        STOCK PORTFOLIO     CAP STOCK PORTFOLIO     BOND PORTFOLIO        PORTFOLIO
  -----------------        ---------------     --------------------   -----------------   ---------------
   $             -          $           -       $                -     $             -     $         -
  -----------------        ---------------     --------------------   -----------------   -------------


                71                    227                       49                  82             306
  -----------------        ---------------     --------------------   -----------------   -------------
               (71)                  (227)                     (49)                (82)           (306)
  -----------------        ---------------     --------------------   -----------------   -------------



                33                    145                       33                  51           5,037
                27                    148                       30                  50           5,038
  -----------------        ---------------     --------------------   -----------------   -------------

                 6                     (3)                       3                   1              (1)
  -----------------        ---------------     --------------------   -----------------   -------------

            11,724                  3,729                    2,958                 233             (90)
  -----------------        ---------------     --------------------   -----------------   -------------

            11,659                  3,499                    2,912                 152            (397)
  -----------------        ---------------     --------------------   -----------------   -------------




           135,139                 73,399                   17,942              19,832          98,129
                 -                  2,250                        -               8,507               -
                 -                      -                        -                   -          (4,757)
                 -                      -                        -                   -               -
                 -                      -                        -                   -               -
  -----------------        ---------------     --------------------   -----------------   -------------

           135,139                 75,649                   17,942              28,339          93,372
  -----------------        ---------------     --------------------   -----------------   -------------

           146,798                 79,148                   20,854              28,491          92,975





  -----------------        ---------------     --------------------   -----------------   -------------

   $       146,798          $      79,148       $           20,854     $        28,491     $    92,975
  =================        ===============     ====================   =================   =============



                         ALLIANCE GROWTH         MFS TOTAL
  UTILITIES PORTFOLIO       PORTFOLIO        RETURN PORTFOLIO
----------------------  -----------------   ------------------
$                   -    $             -     $              -
----------------------  -----------------   ------------------


                    5                598                  636
----------------------  -----------------   ------------------
                   (5)              (598)                (636)
----------------------  -----------------   ------------------



                    -                384               44,080
                    -                358               45,106
----------------------  -----------------   ------------------

                    -                 26               (1,026)
----------------------  -----------------   ------------------

                  (39)            38,538               (1,487)
----------------------  -----------------   ------------------

                  (44)            37,966               (3,149)
----------------------  -----------------   ------------------




                    -            265,933              159,651
                2,004             12,060                    -
                    -                  -                 (900)
                    -                  -              (42,579)
                    -                  -                    -
----------------------  -----------------   ------------------

                2,004            277,993              116,172
----------------------  -----------------   ------------------

                1,960            315,959              113,023




----------------------  -----------------   ------------------

 $              1,960    $       315,959     $        113,023
======================  =================   ==================

7. SCHEDULE OF SEPARATE ACCOUNT FIVE OPERATIONS AND CHANGES IN NET ASSETS FOR THE PERIOD JUNE 9, 1999 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1999 (CONTINUED)


                                                                                                   SMITH BARNEY
                                                         SMITH BARNEY             SMITH BARNEY        LARGE
                                                          INTERNATIONAL            HIGH INCOME     CAPITALIZATION
                                                        EQUITY PORTFOLIO            PORTFOLIO     GROWTH PORTFOLIO
                                                       -----------------        --------------    ----------------
INVESTMENT INCOME:
Dividends.......................................        $             -          $          -      $          189
                                                       -----------------        --------------    ----------------
EXPENSES:
Insurance charges...............................                     62                    58                  67
                                                       -----------------        --------------    ----------------
       Net investment income (loss)............                     (62)                  (58)                122
                                                       -----------------        --------------    ----------------
REALIZED GAIN (LOSS) AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment
  transactions:
    Proceeds from investments sold..............                     26                    48                  33
    Cost of investments sold....................                     24                    47                  30
                                                       -----------------        --------------    ----------------

         Net realized gain (loss)...............                      2                     1                   3
                                                       -----------------        --------------    ----------------
Unrealized gain (loss) on investments:
      End of period.............................                 11,461                   590               4,179
                                                       -----------------        --------------    ----------------
Net increase (decrease) in net assets
        resulting from operations...............                 11,401                   533               4,304
                                                       -----------------        --------------    ----------------



Unit Transactions:
Participant purchase payments...................                 72,507                19,832              83,626
Participant transfers from other Travelers
  accounts......................................                      -                     -                   -
Contract surrenders.............................                      -                     -                   -
Participant transfers to other Travelers
  accounts......................................                      -                     -                   -
Other payments to participants..................                      -                     -                   -
                                                       -----------------        --------------    ----------------
     Net increase in net assets
     resulting from unit transactions...........                 72,507                19,832              83,626
                                                       -----------------        --------------    ----------------

     Net increase in net assets.................                 83,908                20,365              87,930




NET ASSETS:
      Beginning of period.......................                       -                    -                   -
                                                        -----------------       --------------    ----------------

      End of period.............................         $        83,908         $     20,365      $       87,930
                                                        =================       ==============    ================



                                                             EMERGING
                                                         MARKETS PORTFOLIO           COMBINED
                                                         -----------------        -------------
INVESTMENT INCOME:
Dividends.......................................          $        1, 655          $    27,054
                                                         -----------------        -------------

EXPENSES:
Insurance charges...............................                       59                8,775
                                                         -----------------        -------------
       Net investment income (loss).............                   1, 596               18,279
                                                         -----------------        -------------
REALIZED GAIN (LOSS) AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment
  transactions:
    Proceeds from investments sold..............                       43              489,944
    Cost of investments sold....................                       39              500,008
                                                         -----------------        -------------

         Net realized gain (loss)...............                        4              (10,064)
                                                         -----------------        -------------

Unrealized gain (loss) on investments:
      End of period.............................                   6, 280              188,990
                                                         -----------------        -------------

Net increase (decrease) in net assets
        resulting from operations...............                   7, 880              197,205
                                                         -----------------        -------------



UNIT TRANSACTIONS:
Participant purchase payments...................                  55, 492            4,252,582
Participant transfers from other Travelers
  accounts......................................                        -               86,139
Contract surrenders.............................                        -              (23,541)
Participant transfers to other Travelers
  accounts......................................                        -             (449,434)
Other payments to participants..................                        -               (2,653)
                                                         -----------------        -------------

     Net increase in net assets
     resulting from unit transactions...........                  55, 492            3,863,093
                                                         -----------------        -------------

     Net increase in net assets.................                  63, 372            4,060,298



NET ASSETS:
      Beginning of period.......................                        -                    -
                                                         -----------------        -------------

      End of period.............................          $       63, 372          $ 4,060,298
                                                         =================        =============

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT FIVE FOR THE PERIOD JUNE 9, 1999 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1999





                                                               AMERICAN               AMERICAN              AMERICAN
                                                             ODYSSEY CORE          ODYSSEY EMERGING      ODYSSEY GLOBAL
                                                             EQUITY FUND         OPPORTUNITIES FUND   HIGH-YIELD BOND FUND
                                                            --------------      -------------------- ----------------------
Accumulation and annuity units
    beginning of peiod ........................                          -                        -                      -
Accumulation units purchased and
    transferred from other Travelers accounts..                     89,931                   36,182                 18,317
Accumulation units redeemed and
    transferred to other Travelers accounts....                          -                        -                      -
Annuity units..................................                          -                        -                      -
                                                            --------------      -------------------- ----------------------
Accumulation and annuity units
    end of period.............................                      89,931                   36,182                 18,317
                                                            ==============      ==================== ======================






                                                             AMERICAN                                     DREYFUS CAPITAL
                                                         ODYSSEY LONG-TERM           SMALL CAP VALUE        APPRECIATION
                                                             BOND FUND                    SERIES              PORTFOLIO
                                                        -------------------         -----------------    -----------------
Accumulation and annuity units
   beginning of peiod.........................                           -                         -                    -
Accumulation units purchased and
   transferred from other Travelers accounts..                      86,916                     3,413              397,469
Accumulation units redeemed and
   transferred to other Travelers accounts....                           -                         -              (51,118)
Annuity units.................................                           -                         -               (1,331)
                                                        -------------------         -----------------    -----------------
Accumulation and annuity units
   end of period..............................                      86,916                     3,413              345,020
                                                        ===================         =================    =================




                                                           HIGH YIELD BOND             MANAGED ASSETS       MONEY MARKET
                                                                TRUST                      TRUST             PORTFOLIO
                                                        -------------------         -----------------    -----------------
Accumulation and annuity units
   beginning of peiod.........................                           -                         -                    -
Accumulation units purchased and
   transferred from other Travelers accounts..                     124,962                 1,135,430              212,974
Accumulation units redeemed and
   transferred to other Travelers accounts....                     (31,880)                 (222,432)             (42,389)
Annuity units.................................                           -                         -                    -
                                                        -------------------         -----------------    -----------------
Accumulation and annuity units
   end of period..............................                      93,082                   912,998              170,585
                                                        ===================         =================    =================


                                                           AMERICAN         AMERICAN
                                                           ODYSSEY          ODYSSEY
                                                          IMMEDIATE-      INTERNATIONAL
                                                          BOND FUND        EQUITY FUND
                                                         ------------    ---------------
Accumulation and annuity units
    beginning of peiod ........................                    -                  -
Accumulation units purchased and
    transferred from other Travelers accounts..              118,095             98,904
Accumulation units redeemed and
    transferred to other Travelers accounts....                    -                  -
Annuity units..................................                    -                  -
                                                         ------------    ---------------
Accumulation and annuity units
    end of period.............................               118,095             98,904
                                                         ============    ===============







                                                           DREYFUS SMALL       EQUITY INDEX
                                                           CAP PORTFOLIO    PORTFOLIO CLASS II
                                                          ---------------  --------------------
Accumulation and annuity units
   beginning of peiod.........................                         -                     -
Accumulation units purchased and
   transferred from other Travelers accounts..                    37,863               403,857
Accumulation units redeemed and
   transferred to other Travelers accounts....                         -               (72,091)
Annuity units.................................                         -                (1,326)
                                                          ---------------  --------------------
Accumulation and annuity units
   end of period..............................                    37,863               330,440
                                                          ===============  ====================




                                                         SALOMON BROTHERS          MONTGOMERY
                                                         VARIABLE INVESTORS     VARIABLE SERIES:
                                                                FUND              GROWTH FUND
                                                        --------------------  --------------------
Accumulation and annuity units
   beginning of peiod.........................                            -                     -
Accumulation units purchased and
   transferred from other Travelers accounts..                       19,555                22,857
Accumulation units redeemed and
   transferred to other Travelers accounts....                            -                     -
Annuity units.................................                            -                     -
                                                        --------------------  --------------------
Accumulation and annuity units
   end of period..............................                       19,555                22,857
                                                        ====================  ====================

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT FIVE FOR THE PERIOD JUNE 9, 1999 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1999 (CONTINUED)


                                                                                          LAZARD
                                                    EQUITY INCOME      LARGE CAP     INTERNATIONAL STOCK
                                                      PORTFOLIO        PORTFOLIO          PORTFOLIO
                                                  -----------------  -------------  ---------------------
Accumulation and annuity units
  beginning of peiod..........................                   -              -                     -
Accumulation units purchased and
  transferred from other Travelers accounts..              268,401        102,047                  4,591
Accumulation units redeemed and
  transferred to other Travelers accounts....                 (929)             -                      -
Annuity units................................                    -              -                      -
                                                  -----------------  -------------  ---------------------
Accumulation and annuity units
  end of period..............................              267,472        102,047                  4,591
                                                  =================  =============  =====================



                                                 DISCIPLINED MID                             U.S. GOVERNMENT
                                                    CAP STOCK         TRAVELERS QUALITY        SECURITIES
                                                    PORTFOLIO          BOND PORTFOLIO          PORTFOLIO
                                                ------------------   -------------------    ------------------
Accumulation and annuity units
  beginning of peiod..........................                  -                     -                   -
Accumulation units purchased and
  transferred from other Travelers accounts..              18,453                28,468             101,215
Accumulation units redeemed and
  transferred to other Travelers accounts....              -                          -              (4,925)
Annuity units................................              -                          -                   -
                                                ------------------   -------------------    ------------------
Accumulation and annuity units
 end of period..............................               18,453                28,468              96,290
                                                ==================   ===================    ==================





                                                                       SMITH BARNEY        SMITH BARNEY
                                                     MFS TOTAL         INTERNATIONAL        HIGH INCOME
                                                  RETURN PORTFOLIO    EQUITY PORTFOLIO       PORTFOLIO
                                                 ------------------  ------------------   --------------
Accumulation and annuity units
  beginning of peiod..........................                   -                   -                 -
Accumulation units purchased and
  transferred from other Travelers accounts...             157,975              53,669            20,231
Accumulation units redeemed and
  transferred to other Travelers accounts.....             (43,933)                  -                 -
Annuity units.................................                   -                   -                 -
                                                 ------------------  ------------------   --------------
Accumulation and annuity units
  end of period...............................             114,042              53,669            20,231
                                                 ==================  ==================   ==============



                                                    MFS MID CAP       SOCIAL AWARENESS
                                                  GROWTH PORTFOLIO    STOCK PORTFOLIO
                                                  ----------------    ---------------
Accumulation and annuity units
  beginning of peiod..........................                  -                  -
Accumulation units purchased and
  transferred from other Travelers accounts..              91,838             71,203
Accumulation units redeemed and
  transferred to other Travelers accounts....                   -                  -
Annuity units................................                   -                  -
                                                  ----------------    ---------------
Accumulation and annuity units
  end of period..............................              91,838             71,203
                                                  ================    ===============





                                                                          ALLIANCE GROWTH
                                                  UTILITIES PORTFOLIO        PORTFOLIO
                                                 ---------------------   -----------------
Accumulation and annuity units
  beginning of peiod..........................                      -                   -
Accumulation units purchased and
  transferred from other Travelers accounts..                   2,049             243,344
Accumulation units redeemed and
  transferred to other Travelers accounts....                       -                   -
Annuity units................................                       -                   -
                                                 ---------------------   -----------------
Accumulation and annuity units
 end of period..............................                    2,049             243,344
                                                 =====================   =================




                                                     SMITH BARNEY
                                                         LARGE
                                                    CAPITALIZATION           EMERGING
                                                    GROWTH PORTFOLIO     MARKETS PORTFOLIO
                                                  --------------------  -------------------
Accumulation and annuity units
  beginning of peiod..........................                      -                    -
Accumulation units purchased and
  transferred from other Travelers accounts...                 77,927               42,199
Accumulation units redeemed and
  transferred to other Travelers accounts.....                      -                    -
Annuity units.................................                      -                    -
                                                  --------------------  -------------------
Accumulation and annuity units
  end of period...............................                 77,927               42,199
                                                  ====================  ===================

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT FIVE FOR THE PERIOD JUNE 9, 1999 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1999 (CONTINUED)


                                                                   COMBINED
                                                                  ----------
                                                                     1999
                                                                     ----
Accumulation and annuity units
  beginning of peiod ......................................                -
Accumulation units purchased and
  transferred from other Travelers accounts ...............        4,090,335
Accumulation units redeemed and
  transferred to other Travelers accounts .................         (469,697)
Annuity units .............................................           (2,657)
                                                                  -----------
Accumulation and annuity units
  end of period ...........................................        3,617,981
                                                                  ===========


                          INDEPENDENT AUDITORS' REPORT

To the Owners of Variable Annuity Contracts of
The Travelers Separate Account Five for Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account Five for Variable Annuities as of December 31, 1999, and the related statements of operations and changes in net assets for the period June 9, 1999 (date operations commenced) to December 31, 1999. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1999, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account Five for Variable Annuities as of December 31, 1999, the results of its operations and the changes in its net assets for the period June 9, 1999 (date operations commenced) to December 31, 1999, in conformity with generally accepted accounting principles.


                                 /s/ KPMG LLP


Hartford, Connecticut
February 18, 2000

                    This page intentionally left blank

                              Independent Auditors

                                    KPMG LLP

                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Separate Account Five for Variable Annuities or Separate Account Five's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account Five for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.



VG-SEP5 (Annual) (12-99) Printed in U.S.A.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder
The Travelers Insurance Company and Subsidiaries:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and Subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of income, changes in retained earnings and accumulated other changes in equity from non-owner sources and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and Subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.


/s/ KPMG LLP
Hartford, Connecticut
January 18, 2000

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ in millions)



FOR THE YEAR ENDED DECEMBER 31,                                                          1999          1998          1997
                                                                                         ----          ----          ----

REVENUES
Premiums                                                                                 $1,738        $1,740        $1,583
Net investment income                                                                     2,506         2,185         2,037
Realized investment gains                                                                   113           149           199
Other revenues                                                                              521           440           354
-------------------------------------------------------------------------------------------------- ------------- -------------
     Total Revenues                                                                       4,878         4,514         4,173
-------------------------------------------------------------------------------------------------- ------------- -------------

BENEFITS AND EXPENSES
Current and future insurance benefits                                                     1,515         1,475         1,341
Interest credited to contractholders                                                        937           876           829
Amortization of deferred acquisition costs                                                  315           275           252
General and administrative expenses                                                         519           505           468
-------------------------------------------------------------------------------------------------- ------------- -------------
     Total Benefits and Expenses                                                          3,286         3,131         2,890
-------------------------------------------------------------------------------------------------- ------------- -------------

Income from continuing operations before federal income taxes                             1,592         1,383         1,283
-------------------------------------------------------------------------------------------------- ------------- -------------

Federal income tax expense
     Current                                                                                409           442           434
     Deferred                                                                               136            39            10
-------------------------------------------------------------------------------------------------- ------------- -------------
     Total Federal Income Taxes                                                             545           481           444
-------------------------------------------------------------------------------------------------- ------------- -------------
Net income                                                                               $1,047          $902          $839
================================================================================================== ============= =============






                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ in millions)


DECEMBER 31,                                                                                         1999          1998
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (cost, $24,500,  $22,973)                         $23,866       $23,893
Equity securities, at fair value (cost, $691,  $474)                                                     784           518
Mortgage loans                                                                                         2,285         2,606
Real estate held for sale                                                                                236           143
Policy loans                                                                                           1,258         1,857
Short-term securities                                                                                  1,283         1,098
Trading securities, at market value                                                                    1,678         1,186
Other invested assets                                                                                  2,098         2,251
----------------------------------------------------------------------------------------------------------------------------
     Total Investments                                                                                33,488        33,552
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                                      85            65
Investment income accrued                                                                                395           393
Premium balances receivable                                                                              178            99
Reinsurance recoverables                                                                               3,234         3,387
Deferred acquisition costs                                                                             2,688         2,317
Separate and variable accounts                                                                        22,199        15,313
Other assets                                                                                           1,264         1,422
----------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                                    $63,531       $56,548
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Contractholder funds                                                                                 $17,567       $16,739
Future policy benefits and claims                                                                     12,563        12,326
Separate and variable accounts                                                                        22,194        15,305
Deferred federal income taxes                                                                             23           422
Trading securities sold not yet purchased, at market value                                             1,098           873
Other liabilities                                                                                      2,466         2,783
----------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                                55,911        48,448
----------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50; 40 million shares authorized, issued and outstanding                      100           100
Additional paid-in capital                                                                             3,819         3,800
Retained earnings                                                                                      4,099         3,602
Accumulated other changes in equity from non-owner sources                                               (398)         598
----------------------------------------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                                                        7,620         8,100
----------------------------------------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                                                      $63,531       $56,548
============================================================================================================================




                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN RETAINED EARNINGS AND ACCUMULATED OTHER CHANGES IN EQUITY FROM NON-OWNER SOURCES
                                 ($ in millions)



-----------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN  RETAINED EARNINGS                         1999         1998              1997
-----------------------------------------------------------------------------------------------------------

Balance, beginning of year                                        $3,602       $2,810              $2,471
Net income                                                         1,047          902                 839
Dividends to parent                                                  550          110                 500
-----------------------------------------------------------------------------------------------------------
Balance, end of year                                              $4,099       $3,602              $2,810
===========================================================================================================

-----------------------------------------------------------------------------------------------------------
STATEMENTS OF ACCUMULATED OTHER CHANGES
IN EQUITY FROM NON-OWNER SOURCES
-----------------------------------------------------------------------------------------------------------

Balance, beginning of year                                          $598         $535                $223
Unrealized gains (losses), net of tax                               (996)          62                 313
Foreign currency translation, net of tax                               0           1                   (1)
-----------------------------------------------------------------------------------------------------------
Balance, end of year                                               $(398)        $598                $535
===========================================================================================================

-----------------------------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NON-OWNER SOURCES
-----------------------------------------------------------------------------------------------------------

Net Income                                                        $1,047         $902                $839
Other changes in equity from non-owner sources                      (996)          63                 312
-----------------------------------------------------------------------------------------------------------
Total changes in equity from non-owner sources                       $51         $965              $1,151
===========================================================================================================




















                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ in millions)



FOR THE YEAR ENDED DECEMBER 31,                                                   1999           1998          1997
---------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                                             $1,715     $1,763          $1,519
     Net investment income received                                                  2,365      2,021           2,059
     Other revenues received                                                           537        419             373
     Benefits and claims paid                                                      (1,094)    (1,127)         (1,230)
     Interest credited to contractholders                                            (958)      (918)           (853)
     Operating expenses paid                                                       (1,013)       751)           (638)
     Income taxes paid                                                               (393)      (506)           (368)
     Trading account investments purchases, net                                       (80)       (38)            (54)
     Other                                                                           (104)         12             18
---------------------------------------------------------------------------------------------------------------------
         Net Cash Provided by Operating Activities                                     975        875             826
---------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                                            4,103      2,608           2,259
         Mortgage loans                                                                662        722             663
     Proceeds from sales of investments
         Fixed maturities                                                           12,562     13,390           7,592
         Equity securities                                                             100        212             341
         Mortgage loans                                                              -              -             207
         Real estate held for sale                                                     219         53             169
     Purchases of investments
         Fixed maturities                                                         (18,129)   (18,072)        (11,143)
         Equity securities                                                           (309)      (194)           (483)
         Mortgage loans                                                              (470)       457)           (771)
     Policy loans, net                                                                599          15              38
     Short-term securities (purchases) sales, net                                     316        495)             (2)
     Other investments purchases, net                                                (413)      (550)           (260)
     Securities transactions in course of settlement, net                            (463)       192             311
---------------------------------------------------------------------------------------------------------------------
     Net Cash Used in Investing Activities                                         (1,223)    (2,576)         (1,079)
---------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Redemption of commercial paper, net                                                -           -            (50)
     Contractholder fund deposits                                                    5,764      4,383           3,544
     Contractholder fund withdrawals                                               (4,946)    (2,565)         (2,757)
     Dividends to parent company                                                     (550)      (110)           (500)
---------------------------------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                                     268      1,708             237
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        20           7            (16)
---------------------------------------------------------------------------------------------------------------------
Cash at December 31,                                                                  $85         $65             $58
====================================================================================================================

                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     Basis of Presentation

     The Travelers Insurance Company (TIC), together with its subsidiaries (the Company), is a wholly owned subsidiary of The Travelers Insurance Group Inc. (TIGI), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup). The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada and National Benefit Life Insurance Company (NBL).

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     Certain prior year amounts have been reclassified to conform to the 1999 presentation.

     ACCOUNTING CHANGES

     Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

     Effective January 1, 1997, the Company adopted Statement of Financial Accounting Standards No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" (FAS 125). This statement establishes accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities. These standards are based on an approach that focuses on control. Under this approach, after a transfer of financial assets, an entity recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered and derecognizes liabilities when extinguished. FAS 125 provides standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. Effective January 1, 1998, the Company adopted the collateral provisions of FAS 125 that were not effective until 1998 in accordance with Statement of Financial Accounting Standards No. 127, "Deferral of the Effective Date of Certain Provisions of SFAS 125." The adoption of the collateral provisions of FAS 125 created additional assets and liabilities on the Company's consolidated statement of financial position related to the recognition of securities provided and received as collateral. There was no impact on the Company's results of operations from the adoption of the collateral provisions of FAS 125.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Accounting for the Costs of Computer Software Developed or Obtained for Internal Use During the third quarter of 1998, the Company adopted (effective January 1, 1998) the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants' Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" (SOP 98-1). SOP 98-1 provides guidance on accounting for the costs of computer software developed or obtained for internal use and for determining when specific costs should be capitalized or expensed. The adoption of SOP 98-1 did not have a material impact on the Company's financial condition, results of operations or liquidity.

     Accounting by Insurance and Other Enterprises for Insurance - Related Assessments

     In January 1999, the Company adopted (effective January 1, 1999) Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP 97-3). SOP 97-3 provides guidance for determining when an entity should recognize a liability for guaranty-fund and other insurance-related assessments, how to measure that liability, and when an asset may be recognized for the recovery of such assessments through premium tax offsets or policy surcharges. The adoption of this SOP had no impact on the Company's financial condition, results of operations or liquidity.

     ACCOUNTING POLICIES

     Investments
     Fixed maturities include bonds, notes and redeemable preferred stocks. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely-accepted securities data provider. Fixed maturities are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, charged or credited directly to shareholder's equity.

     Equity securities, which include common and nonredeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market. Impaired loans were insignificant at December 31, 1999 and 1998.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an allowance for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. There was no such allowance at December 31, 1999 and 1998.

     Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost which approximates market.

     Other invested assets include partnership investments and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income.

     Accrual of income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     DERIVATIVE FINANCIAL INSTRUMENTS
     The Company uses derivative financial instruments, including financial futures contracts, options, forward contracts, interest rate swaps, currency swaps, and equity swaps, as a means of hedging exposure to interest rate and foreign currency risk. Hedge accounting is used to account for derivatives. To qualify for hedge accounting the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment.

     Gains and losses arising from financial futures contracts are used to adjust the basis of hedged investments and are recognized in net investment income over the life of the investment.

     Payments to be received or made under interest rate swaps are accrued and recognized in net investment income. Swaps hedging investments are carried at fair value with unrealized gains and losses, net of taxes, charged or credited directly to shareholder's equity. Interest rate and currency swaps hedging liabilities are off-balance sheet.

     Forward contracts, interest rate options and equity swaps were not significant at December 31, 1999 and 1998. Information concerning derivative financial instruments is included in Note 5.

     INVESTMENT GAINS AND LOSSES
     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)




     POLICY LOANS
     Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

     DEFERRED ACQUISITION COSTS
     Costs of acquiring individual life insurance, annuities and long-term care business, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance, including term insurance and long-term care insurance, are amortized in relation to anticipated premiums; universal life in relation to estimated gross profits; and annuity contracts employing a level yield method. For life insurance, a 15 to 20-year amortization period is used; for long-term care business, a 10 to 20-year period is used, and a seven to 20-year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

     VALUE OF INSURANCE IN FORCE

     The value of insurance in force is an asset recorded at the time of acquisition of an insurance company. It represents the actuarially determined present value of anticipated profits to be realized from life insurance, annuities and health contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance and guaranteed renewable health policies are amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

     SEPARATE AND VARIABLE ACCOUNTS
     Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at market value. Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at market value. Amounts assessed to the contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

     GOODWILL
     Goodwill represents the cost of acquired businesses in excess of net assets and is being amortized on a straight-line basis principally over a 40-year period. The carrying amount is regularly reviewed for indication of impairment in value that in the view of management would be other than temporary. If it is determined that goodwill is unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)




     CONTRACTHOLDER FUNDS
     Contractholder funds represent receipts from the issuance of universal life, corporate owned life insurance, pension investment and certain deferred annuity contracts. Contractholder fund balances are increased by such receipts and credited interest and reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Interest rates credited to contractholder funds range from 3.5% to 10.0%.

     FUTURE POLICY BENEFITS
     Future policy benefits represent liabilities for future insurance policy benefits. Benefit reserves for life insurance and annuities have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 2.5% to 10.0%, including adverse deviation. These assumptions consider Company experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration. Appropriate recognition has been given to experience rating and reinsurance.

     OTHER LIABILITIES
     Included in Other Liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 1999, the Company had a liability of $21.9 million for guaranty fund assessments and a related premium tax offset recoverable of $4.7 million. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

     SECURITIES LOANED
     Securities loaned are recorded at the amount of cash received as collateral. The Company receives cash collateral in an amount in excess of the market value of securities loaned. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary.

     PERMITTED STATUTORY ACCOUNTING PRACTICES
     The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices include certain publications of the National Association of Insurance Commissioners (NAIC) as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted accounting practices on statutory surplus of the Company is not material.

     The NAIC recently completed a process intended to codify statutory accounting practices for certain insurance enterprises. As a result of this process, the NAIC will issue a revised statutory Accounting Practices and Procedures Manual - version effective January 1, 2001 (the revised Manual) that will be effective for years beginning January 1, 2001. It is expected that the State of Connecticut will require that, effective January 1, 2001, insurance companies domiciled in Connecticut prepare their statutory basis financial statements in accordance with the revised Manual subject to any deviations prescribed or permitted

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     by the Connecticut insurance commissioner. The Company has not yet determined the impact that this change will have on the statutory capital and surplus of its insurance subsidiaries.

     PREMIUMS
     Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods and for deferred profits on limited-payment policies that are being recognized in income over the policy term.

     OTHER REVENUES
     Other revenues include management fees for variable annuity separate accounts; surrender, mortality and administrative charges and fees earned on investment, universal life and other insurance contracts; and revenues of non-insurance subsidiaries.

     CURRENT AND FUTURE INSURANCE BENEFITS
     Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

     INTEREST CREDITED TO CONTRACTHOLDERS
     Interest credited to contractholders represents amounts earned by universal life, corporate owned life insurance, pension investment and certain deferred annuity contracts in accordance with contract provisions.

     FEDERAL INCOME TAXES
     The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities. A deferred federal income tax asset is recognized to the extent that future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be recognized.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). In June 1999, the FASB issued Statement of Financial Standards No. 137 "Deferral of the Effective Date of FASB Statement No. 133" (FAS 137) which allows entities which have not adopted FAS 133 to defer its effective date to all fiscal quarters of all fiscal years beginning after June 15, 2000. FAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. Upon initial application of FAS 133, hedging relationships must be designated anew and documented pursuant to the provisions of this statement. The Company adopted the deferral provisions of FAS 137, effective January 1, 2000 and has not yet determined the impact that FAS 133 will have on its consolidated financial statements.

2.       COMMERCIAL PAPER AND LINES OF CREDIT

     TIC has issued commercial paper directly to investors in prior years. No commercial paper was outstanding at December 31, 1999 or December 31, 1998. TIC must maintain bank lines of credit at least equal to the amount of the outstanding commercial paper. Citigroup and TIC have an agreement with a syndicate of banks to provide $1.0 billion of revolving credit, to be allocated to Citigroup or the Company. TIC's participation in this agreement is limited to $250 million. The agreement consists of a five-year revolving credit facility that expires in June 2001. At December 31, 1999 and 1998, no credit under this agreement was allocated to TIC. Under this facility the Company is required to maintain certain minimum equity and risk-based capital levels. At December 31, 1999, the Company was in compliance with these provisions. If TIC had borrowings outstanding on this facility, the interest rate would be based upon LIBOR plus a contractually negotiated margin.

3.       REINSURANCE

     The Company participates in reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Since 1997 universal life business was reinsured under an 80%/20% quota share reinsurance program and term life business was reinsured under a 90%/10% quota share reinsurance program. Prior to 1997, the Company reinsured all of its life business via first dollar quota share treaties on an 80%/20% basis. Maximum retention of $1.5 million is generally reached on policies in excess of $7.5 million. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $1.5 million. Total inforce business ceded under reinsurance contracts is $222.5 billion and $201.3 billion at December 31, 1999 and 1998.

     The Company writes workers' compensation business through its Accident Department. This business is ceded 100% to an affiliate, The Travelers Indemnity Company.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):


        WRITTEN PREMIUMS                                                   1999           1998           1997
        ------------------------------------------------------------------------------------------------------
        Direct                                                          $2,274         $2,310         $2,148
        Assumed from:
             Non-affiliated companies                                        -              -              1
        Ceded to:
             Affiliated companies                                         (206)          (242)          (280)
             Non-affiliated companies                                     (322)          (317)          (273)
        ------------------------------------------------------------------------------------------------------
        Total Net Written Premiums                                      $1,746         $1,751         $1,596
        ======================================================================================================


        EARNED PREMIUMS                                                    1999           1998           1997
        ------------------------------------------------------------------------------------------------------
        Direct                                                          $2,248         $1,949         $2,170
        Assumed from:
             Non-affiliated companies                                        -              -              1
        Ceded to:
             Affiliated companies                                         (193)          (251)          (321)
             Non-affiliated companies                                     (327)          (308)          (291)
        ------------------------------------------------------------------------------------------------------
        Total Net Earned Premiums                                       $1,728         $1,390         $1,559
        ======================================================================================================


     Reinsurance recoverables at December 31, 1999 and 1998 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):


        REINSURANCE RECOVERABLES                                           1999           1998
        ------------------------------------------------------------------------------------------------------

        Life and Accident and Health Business:
             Non-affiliated companies                                   $1,221         $1,297
        Property-Casualty Business:
             Affiliated companies                                        2,013          2,090
        ------------------------------------------------------------------------------------------------------
        Total Reinsurance Recoverables                                  $3,234         $3,387
        ======================================================================================================


     Total reinsurance recoverables at December 31, 1999 and 1998 include $569 million and $640 million, respectively, from The Metropolitan Life Insurance Company in connection with the sale of the Company's group life insurance and related businesses in 1995.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



4.   SHAREHOLDER'S EQUITY

     Shareholder's Equity and Dividend Availability

     The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $890 million, $702 million and $754 million for the years ended December 31, 1999, 1998 and 1997, respectively.

     The Company's statutory capital and surplus was $5.03 billion and $4.95 billion at December 31, 1999 and 1998, respectively.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. Statutory surplus of $679 million is available in 2000 for dividend payments by the Company without prior approval of the Connecticut Insurance Department. In addition, under a revolving credit facility, the Company is required to maintain certain minimum equity and risk-based capital levels. The Company was in compliance with these covenants at December 31, 1999 and 1998. The Company paid dividends of $550 million, $110 million and $500 million in 1999, 1998 and 1997, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)







4.  SHAREHOLDER'S EQUITY (continued)

Accumulated Other Changes in Equity from Non-Owner Sources, Net of Tax

Changes in each component of Accumulated Other Changes in Equity from Non-Owner Sources were as follows:

                                                                                                       ACCUMULATED OTHER
                                                              NET UNREALIZED         FOREIGN           CHANGES IN EQUITY FROM
                                                              GAIN (LOSS) ON         CURRENCY          NON-OWNER SOURCES
                                                              INVESTMENT SECURITIES  TRANSLATION
($ in millions)                                                                      ADJUSTMENTS
-------------------------------------------------------------------------------------------------------------------------------
BALANCE, JANUARY 1, 1997                                           $232                   $(9)                 $223
Unrealized gain on investment securities,
   net of tax of $239                                               442                      -                  442
Less: reclassification adjustment for gains
   included in net income, net of tax of $70                        129                      -                  129
Foreign currency translation adjustment,
   net of tax of $0                                                   -                     (1)                 (1)
-------------------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                               313                     (1)                 312
-------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1997                                          545                    (10)                 535
Unrealized gains on investment securities,
   net of tax of $85                                                159                     -                   159
Less: reclassification adjustment for gains
   included in net income, net of tax of $52                         97                     -                    97
Foreign currency translation adjustment,
   net of tax of $2                                                   -                      1                    1
-------------------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                                62                      1                   63
-------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1998                                          607                     (9)                 598
Unrealized losses on investment securities,
   net of tax of $497                                              (923)                    -                  (923)
Less: reclassification adjustment for gains
   included in net income, net of tax of $40                         73                     -                    73
-------------------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                              (996)                     -                 (996)
-------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1999                                        $(389)                   $(9)               $(398)
===============================================================================================================================

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



5.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

     Derivative Financial Instruments

     The Company uses derivative financial instruments, including financial futures, interest rate swaps, currency swaps, options and forward contracts as a means of hedging exposure to interest rate, equity price, and foreign currency risk on anticipated transactions or existing assets and liabilities. The Company, through a subsidiary that is a broker/dealer, Tribeca Investments LLC (Tribeca) holds and issues derivative instruments for trading purposes. All of these derivative financial instruments have off-balance sheet risk. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps, currency swaps, options and forward contracts, credit risk is limited to the amount that it would cost the Company to replace the contracts. Financial futures contracts and purchased listed option contracts have little credit risk since organized exchanges are the counterparties. The Company as a writer of option contracts has no credit risk since the counterparty has no performance obligation after it has paid a cash premium.

     The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

     The Company uses exchange-traded financial futures contracts to manage its exposure to changes in interest rates which arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts which offset asset price changes resulting from changes in market interest rates until an investment is purchased or a product is sold.

     Margin payments are required to enter a futures contract and contract gains or losses are settled daily in cash. The contract amount of futures contracts represents the extent of the Company's involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

     At December 31, 1999 and 1998, the Company held financial futures contracts with notional amounts of $255 million and $459 million, respectively. These financial futures had a deferred gain of $1.8 million and a deferred loss of $.5 million in 1999, and a deferred gain of $3.3 million and a deferred loss of $.1 million in 1998. Total gains of $6.9 million and $1.5 million from financial futures were deferred at December 31, 1999 and 1998, respectively, relating to anticipated investment purchases and investment product sales, and are reported as other liabilities. At December 31, 1999 and 1998, the Company's futures contracts had no fair value because these contracts were marked to market and settled in cash daily.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Swap agreements are not exchange-traded so they are subject to the risk of default by the counterparty.

     At December 31, 1999 and 1998, the Company held interest rate swap contracts with notional amounts of $1,498.2 million and $1,077.9 million, respectively. The fair value of these financial instruments was $25.3 million (gain position) and $26.3 million (loss position) at December 31, 1999 and was $5.6 million (gain position) and $19.6 million (loss position) at December 31, 1998. The fair values were determined using the discounted cash flow method. At December 31, 1999, the Company held swap contracts with affiliate counterparties with a notional amount of $207.5 million and a fair value of $22.6 million (loss position).

     The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with corresponding funding agreements issued in foreign currencies. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars based upon interest amounts calculated by reference to an agreed notional principal amount. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon the prevailing foreign exchange rate. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

     At December 31, 1999 and 1998, the Company held currency swap contracts with notional amounts of $732.7 million and $10.0 million, respectively. The fair value of these financial instruments was $59.2 million (loss position) at December 31, 1999 and $.4 million (gain position) at December 31, 1998. The fair values were determined using the discounted cash flow method.

     The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

     At December 31, 1999 and 1998, the Company held equity options with notional amounts of $275.4 million and zero, respectively. The fair value of these financial instruments was $32.6 million (gain position) at December 31, 1999. The fair value of these contracts represent the estimated replacement cost as quoted by independent third party brokers.

     The off-balance sheet risks of interest rate options, equity swaps and forward contracts were not significant at December 31, 1999 and 1998.

     The off-balance sheet risk of derivative instruments held for trading purposes was not significant at December 31, 1999 and 1998.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Financial Instruments with Off-Balance Sheet Risk

     In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships. The off-balance sheet risk of these financial instruments was not significant at December 31, 1999 and 1998. The Company had unfunded commitments to partnerships with a value of $459.7 million at December 31, 1999.

     Fair Value of Certain Financial Instruments

     The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by Statement of Financial Accounting Standards No. 107, "Disclosure about Fair Value of Financial Instruments", and therefore are not included in the amounts discussed.

     At December 31, 1999 and 1998, investments in fixed maturities had a carrying value and a fair value of $23.9 billion and $23.9 billion, respectively. See Notes 1 and 12.

     At December 31, 1999 mortgage loans had a carrying value of $2.3 billion and a fair value of $2.3 billion and in 1998 had a carrying value of $2.6 billion and a fair value of $2.8 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

     Citigroup Preferred Stock included in other invested assets had a carrying value and fair value of $987 million at December 31, 1999 and 1998.

     At December 31, 1999, contractholder funds with defined maturities had a carrying value of $5.0 billion and a fair value of $4.7 billion, compared with a carrying value and a fair value of $3.3 billion at December 31, 1998. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $10.1 billion and a fair value of $9.9 billion at December 31, 1999, compared with a carrying value of $10.4 billion and a fair value of $10.2 billion at December 31, 1998. These contracts generally are valued at surrender value.

     The carrying values of $228 million and $144 million of financial instruments classified as other assets approximated their fair values at December 31, 1999 and 1998, respectively. The carrying values of $1.2 billion and $2.3 billion of financial instruments classified as other liabilities also approximated their fair values at December 31, 1999 and 1998, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

     The assets of separate accounts providing a guaranteed return had a carrying value and a fair value of $251 million at December 31, 1999, compared with a carrying value and a fair value of $235 million at December 31, 1998. The liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $251 million at December 31, 1999, compared with a carrying value and a fair value of $209 million and $206 million, respectively, at December 31, 1998.

     The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values.

     The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



6.   COMMITMENTS AND CONTINGENCIES

     Financial Instruments with Off-Balance Sheet Risk

     See Note 5 for a discussion of financial instruments with off-balance sheet risk.

     Litigation

     In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In October 1997, defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, on defendants' motion, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia. Plaintiffs appealed the transfer order, and in December 1998 the Court of Appeals of the State of Georgia reversed the lower court's decision. Defendants petitioned the Georgia Supreme Court to hear an appeal from the decision of the Court of Appeals, and the petition was granted in May 1998. In September 1999, oral argument on defendants' petition was heard and, on February 28, 2000, the Georgia Supreme Court affirmed the Georgia Court of Appeals and remanded the matter to the Superior Court of Richmond County. In March 2000, defendants moved the Georgia Supreme Court to reconsider its February 28, 2000 decision, and that motion remains pending. Proceedings in the trial court have been stayed pending appeal. Defendants intend to vigorously contest the litigation.

     The Company is also a defendant or co-defendant in various other litigation matters in the normal course of business. Although there can be no assurances, as of December 31, 1999, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.


7.   BENEFIT PLANS

     Pension and Other Postretirement Benefits

     The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by TIGI. The Company's share of net expense for the qualified pension and other postretirement benefit plans was not significant for 1999, 1998 and 1997. Through plans sponsored by TIGI, the Company also provides defined contribution pension plans for certain agents. Company contributions are primarily a function of production. The expense for these plans was not significant in 1999, 1998 and 1997.

     401(k) Savings Plan

     Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. Effective January 1, 1997, the Company discontinued matching contributions for the majority of its employees. The Company's expenses in connection with the 401(k) savings plan were not significant in 1999, 1998 and 1997.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



8.   RELATED PARTY TRANSACTIONS

     The principal banking functions, including payment of salaries and expenses, for certain subsidiaries and affiliates of TIGI are handled by two companies. The Company handles banking functions for the life and annuity operations of Travelers Life & Annuity and some of its non-insurance affiliates. The Travelers Indemnity Company handles banking functions for the property-casualty operations, including most of its property-casualty insurance and non-insurance affiliates. Settlements between companies are made at least monthly. The Company provides various employee benefits coverages to employees of certain subsidiaries of TIGI. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census. In addition, investment advisory and management services, data processing services and claims processing services are shared with affiliated companies. Charges for these services are shared by the companies on cost allocation methods based generally on estimated usage by department.

     The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 1999 and 1998, the pool totaled approximately $2.6 billion and $2.3 billion, respectively. The Company's share of the pool amounted to $1.0 billion and $793 million at December 31, 1999 and 1998, respectively, and is included in short-term securities in the consolidated balance sheet.

     Included in short-term investments at December 31, 1998 was a 90-day variable rate note receivable from Citigroup. The rate was based upon the AA financial commercial paper rate plus 14 basis points. The rate at December 31, 1998 was 5.47%. The balance, which was $500 million at December 31, 1998, was paid in full on February 25, 1999. Interest accrued at December 31, 1998 was $2.2 million. Interest earned was $3.9 million and $9.4 million in 1999 and 1998, respectively.

     The Company markets deferred annuity products and life and health insurance through its affiliate, Salomon Smith Barney Financial Consultants (SSB). Premiums and deposits related to these products were $1.4 billion, $1.3 billion, and $1.0 billion in 1999, 1998 and 1997, respectively.

     At December 31, 1999 and 1998 the Company had outstanding loaned securities to SSB for $123.0 million and $39.7 million, respectively.

     Included in other invested assets is a $987 million investment in Citigroup preferred stock at December 31, 1999 and 1998, carried at cost.

     The Company sells structured settlement annuities to the insurance subsidiaries of Travelers Property Casualty Corp. (TAP) in connection with the settlement of certain policyholder obligations. Such premiums and deposits were $156 million, $104 million, and $88 million for 1999, 1998 and 1997, respectively. Reserves and contractholder funds related to these annuities amounted to $798 million and $787 million in 1999 and 1998, respectively.

     In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's length basis.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Primerica Life has entered into a General Agency Agreement with Primerica Financial Services, Inc. (Primerica), that provides that Primerica will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay Primerica marketing fees of no less than $10 million based upon U.S. gross direct premiums received by Primerica Life. In each of 1999 and 1998 the fees paid by Primerica Life were $12.5 million.

     In 1998 Primerica became a distributor of products for Travelers Life & Annuity. Primerica sold $903 million and $256 million of deferred annuities in 1999 and 1998, respectively.

     The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and key employees. To further encourage employee stock ownership, during 1997 Citigroup introduced the WealthBuilder stock option program. Under this program, all employees meeting certain requirements have been granted Citigroup stock options.

     The Company applies Accounting Principles Board Opinion No. 25 (APB 25) and related interpretations in accounting for stock options. Since stock options under the Citigroup plans are issued at fair market value on the date of award, no compensation cost has been recognized for these awards. FAS 123 provides an alternative to APB 25 whereby fair values may be ascribed to options using a valuation model and amortized to compensation cost over the vesting period of the options.

     Had the Company applied FAS 123 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:

       ------------------------------------------------------------------------------------------------------
       YEAR ENDED DECEMBER 31,                                       1999             1998              1997
       ($ in millions)
       ------------------------------------------------------------------------------------------------------
       Net income, as reported                                     $1,047             $902              $839
       FAS 123 pro forma adjustments, after tax                       (16)             (13)               (9)
       ------------------------------------------------------------------------------------------------------
       Net income, pro forma                                       $1,031             $889              $830
       ------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



9.   LEASES

     Most leasing functions for TIGI and its subsidiaries are administered by TAP. Rent expense related to all leases is shared by the companies on a cost allocation method based generally on estimated usage by department. Net rent expense was $30 million, $24 million, and $15 million in 1999, 1998 and 1997, respectively.

        --------------------------------------------------------------------------
        YEAR ENDING DECEMBER 31,                       MINIMUM OPERATING RENTAL
        ($ in millions)                                        PAYMENTS
        --------------------------------------------------------------------------
        2000                                                       $38
        2001                                                        42
        2002                                                        41
        2003                                                        41
        2004                                                        41
        Thereafter                                                 273
        --------------------------------------------------------------------------
        Total Rental Payments                                     $476
        =========================================================================


     Future sublease rental income of approximately $79 million will partially offset these commitments. Also, the Company will be reimbursed for 50% of the rental expense for a particular lease totaling $195 million, by an affiliate. Minimum future capital lease payments are not significant.

     The Company is reimbursed for use of furniture and equipment through cost sharing agreements by its affiliates.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)
10.      FEDERAL INCOME TAXES

         EFFECTIVE TAX RATE

         ($ in millions)
        --------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,                               1999            1998            1997
        --------------------------------------------------------------------------------------------------------
        Income Before Federal Income Taxes                            $1,592          $1,383          $1,283
        Statutory Tax Rate                                                35%             35%             35%
        --------------------------------------------------------------------------------------------------------
        Expected Federal Income Taxes                                    557             484             449
        Tax Effect of:
             Non-taxable investment income                               (19)            (5)              (4)
             Other, net                                                    7               2              (1)
        --------------------------------------------------------------------------------------------------------
        Federal Income Taxes                                          $  545          $  481          $  444
        ========================================================================================================
        Effective Tax Rate                                                34%             35%             35%
        --------------------------------------------------------------------------------------------------------

        COMPOSITION OF FEDERAL INCOME TAXES

        Current:
             United States                                                $377            $418            $410
             Foreign                                                        32              24              24
        --------------------------------------------------------------------------------------------------------
             Total                                                         409             442             434
        --------------------------------------------------------------------------------------------------------
        Deferred:
             United States                                                 143              40              10
             Foreign                                                        (7)             (1)             --
        --------------------------------------------------------------------------------------------------------
             Total                                                         136              39              10
        --------------------------------------------------------------------------------------------------------
        Federal Income Taxes                                              $545            $481            $444
        ========================================================================================================


     Additional tax benefits attributable to employee stock plans allocated directly to shareholder's equity were $17 million for each of the years ended December 31, 1999, 1998 and 1997.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     The net deferred tax liabilities at December 31, 1999 and 1998 were comprised of the tax effects of temporary differences related to the following assets and liabilities:


        -----------------------------------------------------------------------------------------------------------------
        ($ in millions)                                                                            1999             1998
                                                                                                   ----             ----
        -----------------------------------------------------------------------------------------------------------------
        Deferred Tax Assets:
             Benefit, reinsurance and other reserves                                              $ 645           $  616
             Operating lease reserves                                                                70               76
             Investments, net                                                                        11               --
             Other employee benefits                                                                106              103
             Other                                                                                  142              135
        -----------------------------------------------------------------------------------------------------------------
                 Total                                                                              974              930
        -----------------------------------------------------------------------------------------------------------------

        Deferred Tax Liabilities:
             Deferred acquisition costs and value of insurance in force                            (773)            (673)
             Investments, net                                                                        --             (489)
             Other                                                                                 (124)             (90)
        -----------------------------------------------------------------------------------------------------------------
                 Total                                                                             (897)          (1,252)
        -----------------------------------------------------------------------------------------------------------------
        Net Deferred Tax (Liability) Asset Before Valuation Allowance                                77             (322)
        Valuation Allowance for Deferred Tax Assets                                                (100)            (100)
        -----------------------------------------------------------------------------------------------------------------
        Net Deferred Tax Liability After Valuation Allowance                                      $ (23)          $ (422)
        -----------------------------------------------------------------------------------------------------------------


     The Company and its life insurance subsidiaries file a consolidated federal income tax return. Federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability will be paid currently to the Company. Any credits for losses will be paid by the Company to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

     The $100 million valuation allowance is sufficient to cover any capital losses on investments that may exceed the capital gains able to be generated in the life insurance group's consolidated federal income tax return based upon management's best estimate of the character of the reversing temporary differences. Reversal of the valuation allowance is contingent upon the recognition of future capital gains or a change in circumstances that causes the recognition of the benefits to become more likely than not. There was no change in the valuation allowance during 1999. The initial recognition of any benefit produced by the reversal of the valuation allowance will be recognized by reducing goodwill.

     At December 31, 1999, the Company had no ordinary or capital loss carryforwards.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     The policyholders surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not contemplated from this account. At current rates the maximum amount of such tax would be approximately $326 million.


11.  NET INVESTMENT INCOME

        ------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,                                    1999           1998           1997
        ($ in millions)                                                    ----           ----           ----
        ------------------------------------------------------------------------------------------------------
        GROSS INVESTMENT INCOME
             Fixed maturities                                           $1,806         $1,598         $1,460
             Mortgage loans                                                235            295            291
             Joint ventures and partnerships                               141             74             55
             Trading                                                       141             43             57
             Other, including policy loans                                 287            240            263
        ------------------------------------------------------------------------------------------------------
                                                                         2,610          2,250          2,126
        ------------------------------------------------------------------------------------------------------
        Investment expenses                                                104             65             89
        ------------------------------------------------------------------------------------------------------
        Net investment income                                           $2,506         $2,185         $2,037
        ------------------------------------------------------------------------------------------------------


12.  INVESTMENTS AND INVESTMENT GAINS (LOSSES)

Realized investment gains (losses) for the periods were as follows:


        ------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,                                    1999           1998           1997
        ($ in millions)                                                    ----           ----           ----
        ------------------------------------------------------------------------------------------------------
        REALIZED INVESTMENT GAINS
             Fixed maturities                                             $(23)          $111           $ 71
             Equity securities                                               7              6             (9)
             Mortgage loans                                                 29             21             59
             Real estate held for sale                                     108             16             67
             Other                                                          (8)            (5)            11
        ------------------------------------------------------------------------------------------------------
                 Total Realized Investment Gains                          $113           $149           $199
        ------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Changes in net unrealized investment gains (losses) that are reported as accumulated other changes in equity from non-owner sources or unrealized gains on Citigroup stock in shareholder's equity were as follows:


        -------------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,                                           1999          1998           1997
        ($ in millions)                                                           ----          ----           ----
        -------------------------------------------------------------------------------------------------------------
        UNREALIZED INVESTMENT GAINS (LOSSES)
             Fixed maturities                                                 $(1,554)        $   91         $  446
             Equity securities                                                     49             13             25
             Other                                                                (30)          (169)           520
        -------------------------------------------------------------------------------------------------------------
                 Total Unrealized Investment Gains (Losses)                    (1,535)           (65)           991
        -------------------------------------------------------------------------------------------------------------

             Related taxes                                                       (539)           (20)           350
        -------------------------------------------------------------------------------------------------------------
             Change in unrealized investment gains (losses)                      (996)           (45)           641
             Transferred to paid in capital, net of tax                            --           (585)            --
             Balance beginning of year                                            598          1,228            587
        -------------------------------------------------------------------------------------------------------------
                 Balance End of Year                                          $  (398)        $  598         $1,228
        -------------------------------------------------------------------------------------------------------------


     Included in Other in 1998 is the unrealized loss on Citigroup common stock of $167 million prior to the conversion to preferred stock. Also included in Other were unrealized gains of $506 million, which were reported in 1997, related to appreciation of Citigroup common stock.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Fixed Maturities

     The amortized cost and fair value of investments in fixed maturities were as follows:

        -------------------------------------------------------------------------------------------------------------------
                                                                                    GROSS          GROSS
        DECEMBER 31, 1999                                        AMORTIZED        UNREALIZED      UNREALIZED       FAIR
        ($ in millions)                                             COST             GAINS          LOSSES         VALUE
        -------------------------------------------------------------------------------------------------------------------
        AVAILABLE FOR SALE:
             Mortgage-backed securities - CMOs and
             pass-through securities                               $ 5,081         $    22         $   224         $ 4,879
             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                             1,032              14              53             993
             Obligations of states, municipalities and
             political subdivisions                                    214              --              31             183
             Debt securities issued by foreign governments             811              35              10             836
             All other corporate bonds                              13,938              69             384          13,623
             Other debt securities                                   3,319              30              99           3,250
             Redeemable preferred stock                                105               4               7             102
       -------------------------------------------------------------------------------------------------------------------
                 Total Available For Sale                          $24,500         $   174         $   808         $23,866
       -------------------------------------------------------------------------------------------------------------------

        -------------------------------------------------------------------------------------------------------------------
                                                                                  GROSS           GROSS
        DECEMBER 31, 1998                                        AMORTIZED      UNREALIZED      UNREALIZED          FAIR
        ($ in millions)                                             COST           GAINS          LOSSES            VALUE
        -------------------------------------------------------------------------------------------------------------------
        AVAILABLE FOR SALE:
             Mortgage-backed securities - CMOs and
             pass-through securities                               $ 4,717         $   147         $    11         $ 4,853
             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                             1,563             186               3           1,746
             Obligations of states, municipalities and
             political subdivisions                                    239              18              --             257
             Debt securities issued by foreign governments             634              41               3             672
             All other corporate bonds                              13,025             532              57          13,500
             Other debt securities                                   2,709             106              38           2,777
             Redeemable preferred stock                                 86               3               1              88
        ------------------------------------------------------------------------------------------------------------------
                 Total Available For Sale                          $22,973         $ 1,033         $   113         $23,893
        ------------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Proceeds from sales of fixed maturities classified as available for sale were $12.6 billion, $13.4 billion and $7.6 billion in 1999, 1998 and 1997, respectively. Gross gains of $200 million, $314 million and $170 million and gross losses of $223 million, $203 million and $99 million in 1999, 1998 and 1997, respectively, were realized on those sales.

     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote are not available amounted to $4.8 billion and $4.8 billion at December 31, 1999 and 1998, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 1999, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


        --------------------------------------------------------------------------------------
                                                                AMORTIZED
        ($ in millions)                                            COST            FAIR VALUE
        --------------------------------------------------------------------------------------
        MATURITY:
             Due in one year or less                                $1,624            $1,622
             Due after 1 year through 5 years                        6,633             6,599
             Due after 5 years through 10 years                      5,257             5,132
             Due after 10 years                                      5,905             5,634
        --------------------------------------------------------------------------------------
                                                                    19,419            18,987
        --------------------------------------------------------------------------------------
             Mortgage-backed securities                              5,081             4,879
        --------------------------------------------------------------------------------------
                 Total Maturity                                    $24,500           $23,866
        --------------------------------------------------------------------------------------


     The Company makes investments in collateralized mortgage obligations
     (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class (PAC) tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 1999 and 1998, the Company held CMOs classified as available for sale with a fair value of $3.8 billion and $3.4 billion, respectively. Approximately 52% and 54%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 1999 and 1998. In addition, the Company held $1.1 billion and $1.4 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 1999 and 1998, respectively. Virtually all of these securities are rated AAA.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Equity Securities

     The cost and fair values of investments in equity securities were as follows:


        -------------------------------------------------------------------------------------------------------------------
                                                                          GROSS                GROSS
        EQUITY SECURITIES:                                             UNREALIZED             UNREALIZED         FAIR
        ($ in millions)                                  COST             GAINS                 LOSSES           VALUE
        -------------------------------------------------------------------------------------------------------------------
        DECEMBER 31, 1999
             Common stocks                                $195              $123                   $ 4              $314
             Non-redeemable preferred stocks               496                15                    41               470
        -------------------------------------------------------------------------------------------------------------------
                 Total Equity Securities                  $691              $138                   $45              $784
        -------------------------------------------------------------------------------------------------------------------

        DECEMBER 31, 1998
             Common stocks                                $129               $44                   $ 3              $170
             Non-redeemable preferred stocks               345                10                     7               348
        -------------------------------------------------------------------------------------------------------------------
                 Total Equity Securities                  $474               $54                   $10              $518
        -------------------------------------------------------------------------------------------------------------------


     Proceeds from sales of equity securities were $100 million, $212 million and $341 million in 1999, 1998 and 1997, respectively. Gross gains of $15 million, $30 million and $53 million and gross losses of $8 million, $24 million and $62 million in 1999, 1998 and 1997, respectively, were realized on those sales.


     Mortgage Loans and Real Estate Held For Sale

     At December 31, 1999 and 1998, the Company's mortgage loan and real estate held for sale portfolios consisted of the following:


        --------------------------------------------------------------------------------------------------
        ($ in millions)                                                              1999            1998
        --------------------------------------------------------------------------------------------------
        Current Mortgage Loans                                                    $2,228          $2,370
        Underperforming Mortgage Loans                                                57             236
        --------------------------------------------------------------------------------------------------
             Total Mortgage Loans                                                  2,285           2,606
        --------------------------------------------------------------------------------------------------

        Real Estate Held For Sale - Foreclosed                                       223             112
        Real Estate Held For Sale - Investment                                        13              31
        --------------------------------------------------------------------------------------------------
             Total Real Estate                                                       236             143
        --------------------------------------------------------------------------------------------------
             Total Mortgage Loans and Real Estate Held for Sale                   $2,521          $2,749
        ==================================================================================================

     Underperforming mortgage loans include delinquent mortgage loans, loans in the process of foreclosure, foreclosed loans and loans modified at interest rates below market.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Aggregate annual maturities on mortgage loans at December 31, 1999 are as follows:

        -----------------------------------------------------------------------
        YEAR ENDING DECEMBER 31,
        ($ in millions)
        -----------------------------------------------------------------------
        Past Maturity                                            $   39
        2000                                                        162
        2001                                                        172
        2002                                                        137
        2003                                                        131
        2004                                                        140
        Thereafter                                                1,504
        -----------------------------------------------------------------------
             Total                                               $2,285
        =======================================================================


     Trading Securities

     Trading securities of the Company are held in Tribeca.

        -------------------------------------------------------------------------------------------
        ($ in millions)                                                    1999            1998
        -------------------------------------------------------------------------------------------
        TRADING SECURITIES OWNED
        Convertible bond arbitrage                                       $1,045            $754
        Merger arbitrage                                                    421             427
        Other                                                               212               5
        -------------------------------------------------------------------------------------------
             Total                                                       $1,678          $1,186
        -------------------------------------------------------------------------------------------
        TRADING SECURITIES SOLD NOT YET PURCHASED
        Convertible bond arbitrage                                         $799            $521
        Merger arbitrage                                                    299             352
        -------------------------------------------------------------------------------------------
             Total                                                       $1,098            $873
        -------------------------------------------------------------------------------------------

     The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. Therefore, expected future cash flows for these assets and liabilities are expected to be realized in less than one year.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Concentrations

     At December 31, 1999 and 1998, the Company had an investment in Citigroup Preferred Stock of $987 million. See Note 8.

     The Company maintains a short-term investment pool for its insurance affiliates in which the Company also participates. See Note 8.

     The Company had concentrations of investments, primarily fixed maturities, in the following industries:


        --------------------------------------------------------------------------
        ($ in millions)                                     1999           1998
        --------------------------------------------------------------------------
        Banking                                            $1,906         $2,131
        Electric Utilities                                  1,653          1,513
        Finance                                             1,571          1,346
        --------------------------------------------------------------------------


     The Company held investments in Foreign Banks in the amount of $1,012 million and $997 million at December 31, 1999 and 1998, respectively, which are included in the table above. Also, below investment grade assets included in the preceding table were not significant.

     Included in fixed maturities are below investment grade assets totaling $2.2 billion and $2.1 billion at December 31, 1999 and 1998, respectively. The Company defines its below investment grade assets as those securities rated "Ba1" or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade.

     Mortgage loan investments are relatively evenly dispersed throughout the United States, with no significant holdings in any one state. Also, there is no significant mortgage loan investment in a particular property type.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.


     Non-Income Producing Investments

     Investments included in the consolidated balance sheets that were non-income producing for the preceding 12 months were insignificant.


     Restructured Investments

     The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 1999 and 1998. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 1999 and in 1998. Interest on these assets, included in net investment income was insignificant in 1999 and 1998.


13.  DEPOSIT FUNDS AND RESERVES

     At December 31, 1999, the Company had $27.0 billion of life and annuity deposit funds and reserves. Of that total, $13.8 billion is not subject to discretionary withdrawal based on contract terms. The remaining $13.2 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amount that is subject to discretionary withdrawal is $2.1 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $4.9 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 4.6%. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $6.2 billion of liabilities are surrenderable without charge. More than 12.7% of these relate to individual life products. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



14.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

     The following table reconciles net income to net cash provided by operating activities:


          ---------------------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,                                             1999            1998             1997
        ($ in millions)                                                             ----            ----             ----
          ---------------------------------------------------------------------------------------------------------------------
        Net Income From Continuing Operations                                    $ 1,047          $   902          $   839
             Adjustments to reconcile net income to net cash provided by operating activities:
                 Realized gains                                                     (113)            (149)            (199)
                 Deferred federal income taxes                                       136               39               10
                 Amortization of deferred policy acquisition costs                   315              275              252
                 Additions to deferred policy acquisition costs                     (686)            (566)            (471)
                 Investment income                                                  (221)            (202)             (32)
                 Premium balances                                                    (23)              23              (64)
                 Insurance reserves and accrued expenses                             421              348              111
                 Other                                                                99              205              380
          ---------------------------------------------------------------------------------------------------------------------
                 Net cash provided by operations                                 $   975          $   875          $   826
          ---------------------------------------------------------------------------------------------------------------------

          ---------------------------------------------------------------------------------------------------------------------


15.  NON-CASH INVESTING AND FINANCING ACTIVITIES

     Significant non-cash investing and financing activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $205 million in 1999, the transfer of Citigroup common stock to Citigroup preferred stock valued at $987 million in 1998 and the conversion of $119 million of real estate held for sale to other invested assets as a joint venture in 1997.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



16.  OPERATING SEGMENTS

     The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc.

     The TRAVELERS LIFE & ANNUITY business segment consolidates primarily the business of The Travelers Insurance Company and The Travelers Life and Annuity Company. Travelers Life & Annuity offers individual annuity, group annuity, individual life and long-term care products distributed by the Company and TLAC under the Travelers name. Among the range of individual products offered are fixed and variable deferred annuities, payout annuities and term, universal and variable life and long-term care insurance. The group products include institutional pensions, including guaranteed investment contracts, payout annuities, group annuities to employer-sponsored retirement and savings plans and structured finance transactions.

     The PRIMERICA LIFE business segment consolidates primarily the business of Primerica Life Insurance Company, Primerica Life Insurance Company of Canada and National Benefit Life Insurance Company. The Primerica Life business segment offers individual life products, primarily term insurance, to customers through a nationwide sales force of approximately 80,000 full and part-time licensed Personal Financial Analysts.

     The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1), except that management also includes receipts on long-duration contracts (universal life-type and investment contracts) as deposits along with premiums in measuring business volume.

     BUSINESS SEGMENT INFORMATION:

       -----------------------------------------------------------------------------------------------------------------
                                                         TRAVELERS LIFE &   PRIMERICA LIFE
       1999 ($ in millions)                                  ANNUITY           INSURANCE            TOTAL
       -----------------------------------------------------------------------------------------------------------------
        Business Volume:
             Premiums                                        $   666             $ 1,072             $ 1,738
             Deposits                                         11,220                  --              11,220
                                                             -------             -------             -------
        Total business volume                                $11,886             $ 1,072             $12,958
        Net investment income                                  2,249                 257               2,506
        Interest credited to contractholders                     937                  --                 937
        Amortization of deferred acquisition costs               127                 188                 315
        Federal income taxes on Operating Income                 319                 186                 505
        Operating Income (excludes realized gains or
             losses and the related FIT)                     $   619             $   355             $   974
        Segment Assets                                       $56,615             $ 6,916             $63,531
       -----------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



       -----------------------------------------------------------------------------------------------------------------
                                                                TRAVELERS LIFE &      PRIMERICA LIFE
       1998 ($ in millions)                                          ANNUITY            INSURANCE            TOTAL
       -----------------------------------------------------------------------------------------------------------------
       Business Volume:
            Premiums                                                 $   683               $1,057           $ 1,740
            Deposits                                                   7,693                   --             7,693
                                                                     -------               ------           -------
       Total business volume                                         $ 8,376               $1,057           $ 9,433
       Net investment income                                           1,965                  220             2,185
       Interest credited to contractholders                              876                   --               876
       Amortization of deferred acquisition costs                         88                  187               275
       Federal income taxes on Operating Income                          260                  170               430
       Operating Income (excludes realized gains or
            losses and the related FIT)                              $   493               $  312           $   805
       Segment Assets                                                $49,646               $6,902           $56,548
       -----------------------------------------------------------------------------------------------------------------


       -----------------------------------------------------------------------------------------------------------------
                                                                 TRAVELERS LIFE       PRIMERICA LIFE
       1997 ($ in millions)                                         & ANNUITY           INSURANCE            TOTAL
       -----------------------------------------------------------------------------------------------------------------
       Business Volume:
            Premiums                                                 $   548               $1,035           $ 1,583
            Deposits                                                   5,276                   --             5,276
                                                                     -------               ------           -------
       Total business volume                                         $ 5,824               $1,035           $ 6,859
       Net investment income                                           1,836                  201             2,037
       Interest credited to contractholders                              829                   --               829
       Amortization of deferred acquisition costs                         68                  184               252
       Federal income taxes on Operating Income                          221                  153               374
       Operating Income (excludes realized gains or
            losses and the related FIT)                              $   427               $  283           $   710
       Segment Assets                                                $42,330               $7,110           $49,440
       -----------------------------------------------------------------------------------------------------------------


     The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, deferred policy acquisition costs, and deferred tax assets, were not material.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



       ----------------------------------------------------------------------------------------------------------
       BUSINESS SEGMENT RECONCILIATION:
       ($ in millions)
       ----------------------------------------------------------------------------------------------------------

       REVENUES                                                         1999             1998          1997
       ----------------------------------------------------------------------------------------------------------
       Total business volume                                         $12,958           $9,433        $6,859
       Net investment income                                           2,506            2,185         2,037
       Realized investment gains                                         113              149           199
       Other revenues                                                    521              440           354
       Elimination of deposits                                       (11,220)          (7,693)       (5,276)
       ----------------------------------------------------------------------------------------------------------
             Total revenues                                           $4,878           $4,514        $4,173
       ==========================================================================================================

       OPERATING INCOME                                                 1999             1998          1997
       ----------------------------------------------------------------------------------------------------------
       Total operating income of business segments                    $  974             $805          $710
       Realized investment gains net of tax                               73               97           129
       ----------------------------------------------------------------------------------------------------------
             Income from continuing operations                        $1,047             $902          $839
       ==========================================================================================================

       ASSETS                                                           1999             1998          1997
       ----------------------------------------------------------------------------------------------------------
       Total assets of business segments                             $63,531          $56,548       $49,440
       ==========================================================================================================


       REVENUE BY PRODUCTS                                              1999             1998          1997
       ----------------------------------------------------------------------------------------------------------
       Deferred Annuities                                             $5,694           $4,198        $3,303
       Group and Payout Annuities                                      7,275            5,326         3,737
       Individual Life and Health Insurance                            2,434            2,270         2,102
       Other (a)                                                         695              413           307
       Elimination of deposits                                       (11,220)          (7,693)       (5,276)
       ----------------------------------------------------------------------------------------------------------
             Total Revenue                                            $4,878           $4,514        $4,173
       ==========================================================================================================

(a) Other represents revenue attributable to unallocated capital and run-off businesses.


     The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

     The Company had no transactions with a single customer representing 10% or more of its revenue.

                          TRAVELERS RETIREMENT PRODUCT
                                VARIABLE ANNUITY




                       STATEMENT OF ADDITIONAL INFORMATION
                              SEPARATE ACCOUNT FIVE








                              Individual and Group
                            Variable Annuity Contract
                                    issued by




                         The Travelers Insurance Company
                                One Tower Square
                           Hartford, Connecticut 06183










L-21256S                                                                May 2000

                                     PART C

                                Other Information

Item 24.  Financial Statements and Exhibits

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

           Statement of Assets and Liabilities as of December 31, 1999 Statement of Operations for the period June 9, 1999 (date operations commenced) to December 31, 1999
           Statement of Changes in Net Assets for the period June 9, 1999 (date operations commenced) to December 31, 1999
           Statement of Investments as of December 31, 1999
           Notes to Financial Statements

        The consolidated financial statements of The Travelers Insurance Company and subsidiaries and the report of Independent Accountants, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

           Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997
           Consolidated Balance Sheets as of December 31, 1999 and 1998 Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 1999, 1998 and 1997
           Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997
           Notes to Consolidated Financial Statements


(b) Exhibits

1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed July 9, 1998.)

2.      Not Applicable.

3(a). Distribution and Management Principal Underwriting among the Registrant, The Travelers Insurance Company and CFBDS, Inc. (Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-58783, filed November 3, 1998.)

3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-60227, filed November 9, 1998.)

4. Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-58783, filed November 3, 1998.)

5. Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-58783, filed November 3, 1998.)

6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)

6(b). By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)

9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, filed July 9, 1998.)

10.     Consent of KPMG LLP, Independent Certified Public Accountants.

13. Computation of Total Return Calculations - Standardized and Non-Standardized. (Incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-58783, filed November 3, 1998.)

15. Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Michael A. Carpenter, Jay S. Benet, George C. Kokulis, Robert I. Lipp, Ian R. Stuart, Katherine M. Sullivan and Marc P. Weill. (Incorporated herein by reference to Exhibit 15 to the Registration Statement on Form N-4, filed July 9, 1998.)

15(b). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey.


Item 25.  Directors and Officers of the Depositor

Name and Principal               Positions and Offices
Business Address                 with Insurance Company
------------------               ----------------------

George C. Kokulis*               Director, President and Chief Executive Officer
Katherine M. Sullivan*           Director and Senior Vice President
Marc P. Weill**                  Director and Senior Vice President
Mary Jean Thornton*              Executive Vice President and
                                 Chief Information Officer
Stuart Baritz***                 Senior Vice President
Jay S. Fishman*                  Senior Vice President
Barry Jacobson*                  Senior Vice President
Russell H. Johnson*              Senior Vice President
Marla Berman Lewitus*            Senior Vice President and General Counsel
Brendan Lynch*                   Senior Vice President
Warren H. May*                   Senior Vice President
Kathleen Preston*                Senior Vice President
David A. Tyson*                  Senior Vice President
F. Denney Voss*                  Senior Vice President
Glenn D. Lammey*                 Chief Financial Officer, Chief
                                 Accounting Officer and Controller
David A. Golino*                 Vice President
Donald R. Munson, Jr.*           Vice President
Anthony Cocolla                  Second Vice President
Scott R. Hansen                  Second Vice President

Linn K. Richardson*              Second Vice President and Actuary
Paul Weissman                    Second Vice President and Actuary
Ernest J. Wright*                Vice President and Secretary
Kathleen A. McGah*               Assistant Secretary and
                                   Deputy General Counsel


Principal Business Address:
*   The Travelers Insurance Company       **   Citigroup Inc.
    One Tower Square                           388 Greenwich Street
    Hartford, CT  06183                        New York, N.Y. 10013

*** Travelers Portfolio Group
    1345 Avenue of the Americas
    New York, NY 10105


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

        Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No.2 to the Registration Statement on Form N-4, File No. 333-40193, filed April 12, 2000.

Item 27.  Number of Contract Owners

As of February 29, 2000, 58 contract owners held qualified and non-qualified contracts offered by the Registrant.

Item 28.  Indemnification

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriter

(a)     CFBDS, Inc.
        21 Milk Street
        Boston, MA 02109

CFBDS, Inc. also serves as principal underwriter for the following :

(a) CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds(SM) International Growth & Income Portfolio, CitiFunds(SM) International Growth Portfolio, CitiFunds(SM) U.S. Treasury Reserves, CitiFunds(SM) Cash Reserves, CitiFunds(SM) Premium U.S. Treasury Reserves, CitiFunds(SM) Premium Liquid Reserves, CitiFunds(SM) Institutional U.S. Treasury Reserves, CitiFunds(SM) Institutional Liquid Reserves, CitiFunds(SM) Institutional Cash Reserves, CitiFunds(SM) Tax Free Reserves, CitiFunds(SM) Institutional Tax Free Reserves, CitiFunds(SM) California Tax Free Reserves, CitiFunds(SM) Connecticut Tax Free Reserves, CitiFunds(SM) New York Tax Free Reserves, CitiFunds(SM) New York Tax Free Income Portfolio, CitiFunds(SM) National Tax Free Income Portfolio, CitiFunds(SM) California Tax Free Income Portfolio, CitiFunds(SM) Intermediate Income Portfolio, CitiFunds(SM) Balanced Portfolio, CitiFunds(SM) Small Cap Value Portfolio, CitiFunds(SM) Growth & Income Portfolio, CitiFunds(SM) Large Cap Growth Portfolio, CitiFunds(SM) Small Cap Growth Portfolio, CitiFunds(SM) Short-Term U.S. Government Income Portfolio, CitiFunds(SM) Emerging Asian Markets Equity Portfolio CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400, CitiSelect(R) VIP Folio 500, CitiFunds(SM) Small Cap Growth VIP Portfolio, CitiSelect(R) Folio 100, CitiSelect(R) Folio 200, CitiSelect(R) Folio 300, CitiSelect(R) Folio 400, and CitiSelect(R) Folio 500.

CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, High Yield Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio, Emerging Asian Markets Equity Portfolio.

CFBDS also serves as the distributor for the following funds: The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities,

The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities

CFBDS is also the distributor for the following funds: Emerging Growth Fund, Government Fund, Growth and Income Fund, International Equity Fund, Municipal Fund, Balanced Investments, Emerging Markets Equity Investments, Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, International Equity Investments, International Fixed Income Investments, Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Long-Term Bond Investments, Mortgage Backed Investments, Municipal Bond Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, Appreciation Portfolio, Diversified Strategic Income Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Index Portfolio, Growth & Income Portfolio, Intermediate High Grade Portfolio, International Equity Portfolio, Money Market Portfolio, Total Return Portfolio.

CFBDS is also the distributor for the following Smith Barney Mutual Fund registrants: Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund, Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Large Cap Blend Fund, Smith Barney Fundamental Value Fund Inc., Smith Barney Balanced Fund, Smith Barney Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Exchange Reserve Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Total Return Bond Fund, Smith Barney Contrarian Fund, Smith Barney Government Securities Fund, Smith Barney Hansberger Global Small Cap Value Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Investment Grade Bond Fund, Smith Barney Special Equities Fund, Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney S&P 500 Index Fund, Smith Barney Mid Cap Blend Fund, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Cash Portfolio, Government Portfolio, Retirement Portfolio, California Money Market Portfolio, Florida Portfolio, Georgia Portfolio, Limited Term Portfolio, New York Money Market Portfolio, New York Portfolio, Pennsylvania Portfolio, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Natural Resources Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Zeros Plus Emerging Growth Series 2000, Smith Barney Security and Growth Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Income Fund, Smith Barney High Income Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Capitalization Growth Portfolio, Smith Barney Money Market Portfolio, Smith Barney Pacific Basin Portfolio, Balanced Portfolio, Conservative Portfolio, Growth Portfolio, High Growth Portfolio, Income Portfolio, Global Portfolio, Select Balanced Portfolio, Select Conservative Portfolio, Select Growth Portfolio, Select High Growth Portfolio, Select Income Portfolio, Concert Social Awareness Fund, Large Cap Value Fund, Short-Term High Grade Bond Fund, U.S. Government Securities Fund, Cash Portfolio, Government Portfolio, Municipal Portfolio, Concert Peachtree Growth Fund, Income and Growth Portfolio, Reserve Account Portfolio, U.S. Government/High Quality Securities Portfolio, Emerging Markets Portfolio, European Portfolio, Global Government Bond Portfolio, International Balanced Portfolio, International Equity Portfolio, Pacific Portfolio, AIM Capital Appreciation Portfolio, Alliance Growth Portfolio, GT Global Strategic Income Portfolio, MFS Total Return Portfolio, Putnam Diversified Income Portfolio, TBC Managed

Income Portfolio, Van Kampen American Capital Enterprise Portfolio, Centurion Tax-Managed U.S. Equity Fund, Centurion Tax-Managed International Equity Fund, Centurion U.S. Protection Fund, Centurion International Protection Fund, Global High-Yield Bond Fund, International Equity Fund, Emerging Opportunities Fund, Core Equity Fund, Long-Term Bond Fund, Global Dimensions Fund L.P., Citicorp Private Equity L.P., AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Equity Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, MFS World Government Series, MFS Money Market Series, MFS Bond Series, MFS Total Return Series, MFS Research Series, MFS Emerging Growth Series.

CFBDS is also the distributor for the following Salomon Brothers funds: Salomon Brothers Institutional Money Market Fund, Salomon Brothers Cash Management Fund, Salomon Brothers New York Municipal Money Market Fund, Salomon Brothers National Intermediate Municipal Fund, Salomon Brothers U.S. Government Income Fund, Salomon Brothers High Yield Bond Fund, Salomon Brothers Strategic Bond Fund, Salomon Brothers Total Return Fund, Salomon Brothers Asia Growth Fund, Salomon Brothers Capital Fund Inc, Salomon Brothers Investors Fund Inc, Salomon Brothers Opportunity Fund Inc, Salomon Brothers Institutional High Yield Bond Fund, Salomon Brothers Institutional Emerging Markets Debt Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Strategic Bond Fund, Salomon Brothers Variable U.S. Government Income Fund, and Salomon Brothers Variable Asia Growth Fund.

(b) The information required by this Item 29 with respect to each director and officer of CFBDS, Inc. is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)     Not Applicable


Item 30.  Location of Accounts and Records

(1)     The Travelers Insurance Company
        One Tower Square
        Hartford, Connecticut  06183


Item 31.  Management Services

Not Applicable.


Item 32.  Undertakings

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 20th day of April, 2000.


                  THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
                                              (Registrant)


                                  THE TRAVELERS INSURANCE COMPANY
                                                 (Depositor)



                                   By:*GLENN D. LAMMEY
                                      ------------------------------------------
                                       Glenn D. Lammey, Chief Financial Officer,
                                       Chief Accounting Officer and Controller


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 20th day of April 2000.



*GEORGE C. KOKULIS            Director, President and Chief Executive Officer
-------------------------     (Principal Executive Officer)
  (George C. Kokulis)


*KATHERINE M. SULLIVAN        Director
-------------------------
  (Katherine M. Sullivan)


*MARC P. WEILL                Director
-------------------------
  (Marc P. Weill)



*By: /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
No.                  Description                                                   Method of Filing
--------             -----------                                                   ----------------

   10                Consent of KPMG LLP, Independent                              Electronically
                     Certified Public Accountants.

   15(b)             Powers of Attorney authorizing Ernest J. Wright or            Electronically
                     Kathleen A. McGah as signatory for George C. Kokulis,
                     Katherine M. Sullivan and Glenn D. Lammey.